UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund Schedule of Investments September 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (68.5%)

U.S. Government Securities (43.7%)
U.S. Treasury Bond	13.250%	5/15/14	$35,000	$45,527
U.S. Treasury Note	7.000%	7/15/06	34,735	35,495
U.S. Treasury Note	2.375%	8/15/06	34,650	34,147
U.S. Treasury Note	2.500%	9/30/06	10,375	10,213
U.S. Treasury Note	2.875%	11/30/06	59,575	58,719
U.S. Treasury Note	3.000%	12/31/06	112,750	111,147
U.S. Treasury Note	3.125%	1/31/07	110,825	109,319
U.S. Treasury Note	3.375%	2/28/07	72,150	71,372
U.S. Treasury Note	3.750%	3/31/07	124,075	123,280
U.S. Treasury Note	3.625%	4/30/07	63,025	62,484
U.S. Treasury Note	3.125%	5/15/07	134,600	132,391
U.S. Treasury Note	3.500%	5/31/07	185,100	183,075
U.S. Treasury Note	3.625%	6/30/07	86,075	85,241
U.S. Treasury Note	2.750%	8/15/07	59,575	58,067
U.S. Treasury Note	3.250%	8/15/07	19,775	19,450
U.S. Treasury Note	6.125%	8/15/07	61,550	63,694
U.S. Treasury Note	3.375%	2/15/08	26,950	26,462
U.S. Treasury Note	5.500%	2/15/08	3,725	3,837
U.S. Treasury Note	3.750%	5/15/08	6,900	6,826
U.S. Treasury Note	5.625%	5/15/08	29,725	30,765
U.S. Treasury Note	3.125%	9/15/08	6,000	5,825
U.S. Treasury Note	3.125%	10/15/08	86,550	83,913
U.S. Treasury Note	3.375%	11/15/08	142,475	139,068
U.S. Treasury Note	3.375%	12/15/08	48,500	47,318
U.S. Treasury Note	3.250%	1/15/09	114,375	111,068
U.S. Treasury Note	3.000%	2/15/09	2,950	2,839
U.S. Treasury Note	2.625%	3/15/09	18,700	17,759
U.S. Treasury Note	3.125%	4/15/09	40,275	38,865
U.S. Treasury Note	4.000%	6/15/09	17,525	17,402
U.S. Treasury Note	3.625%	7/15/09	1,425	1,396
U.S. Treasury Note	3.500%	8/15/09	3,775	3,679
U.S. Treasury Note	6.000%	8/15/09	92,400	98,262
U.S. Treasury Note	3.375%	10/15/09	10,625	10,295
U.S. Treasury Note	3.500%	11/15/09	7,375	7,176
U.S. Treasury Note	3.500%	12/15/09	13,225	12,863
U.S. Treasury Note	3.625%	1/15/10	2,750	2,686
U.S. Treasury Note	6.500%	2/15/10	125,750	137,029
U.S. Treasury Note	4.000%	3/15/10	74,625	73,949
U.S. Treasury Note	4.000%	4/15/10	47,725	47,285
U.S. Treasury Note	3.875%	5/15/10	121,550	119,764
U.S. Treasury Note	3.875%	7/15/10	2,525	2,486
U.S. Treasury Note	5.750%	8/15/10	4,450	4,746
U.S. Treasury Note	5.000%	2/15/11	2,175	2,256
U.S. Treasury Note	5.000%	8/15/11	100,750	104,670

				2,364,110

Agency Bonds and Notes (24.8%)
* Federal Farm Credit Bank	3.250%	6/15/07	7,525	7,387
* Federal Farm Credit Bank	3.000%	12/17/07	13,825	13,419
* Federal Farm Credit Bank	3.375%	7/15/08	4,475	4,352
* Federal Farm Credit Bank	4.125%	4/15/09	2,625	2,596
* Federal Farm Credit Bank	4.125%	7/17/09	10,000	9,870
* Federal Home Loan Bank	2.625%	10/16/06	42,500	41,772
* Federal Home Loan Bank	4.875%	11/15/06	22,775	22,903
* Federal Home Loan Bank	4.250%	4/16/07	137,525	137,257
* Federal Home Loan Bank	3.875%	9/14/07	23,000	22,780
* Federal Home Loan Bank	4.125%	10/19/07	2,550	2,536
* Federal Home Loan Bank	3.625%	1/15/08	15,000	14,746
* Federal Home Loan Bank	3.375%	2/15/08	7,500	7,327
* Federal Home Loan Bank	2.750%	3/14/08	17,500	16,832
* Federal Home Loan Bank	4.125%	4/18/08	30,000	29,802
* Federal Home Loan Bank	3.875%	8/22/08	15,175	14,948
* Federal Home Loan Bank	5.800%	9/2/08	6,000	6,222
* Federal Home Loan Bank	3.625%	11/14/08	30,000	29,294
* Federal Home Loan Bank	3.000%	4/15/09	10,000	9,528
* Federal Home Loan Bank	3.750%	8/18/09	30,000	29,191
* Federal Home Loan Bank	3.875%	1/15/10	25,000	24,381
* Federal Home Loan Mortgage Corp.	2.750%	10/15/06	25,000	24,605
* Federal Home Loan Mortgage Corp.	2.875%	12/15/06	30,000	29,486
* Federal Home Loan Mortgage Corp.	2.375%	2/15/07	60,000	58,426
* Federal Home Loan Mortgage Corp.	4.875%	3/15/07	26,000	26,181
* Federal Home Loan Mortgage Corp.	5.750%	4/15/08	25,500	26,327
* Federal Home Loan Mortgage Corp.	3.875%	6/15/08	60,000	59,154
* Federal Home Loan Mortgage Corp.	3.625%	9/15/08	25,000	24,448
* Federal Home Loan Mortgage Corp.	5.125%	10/15/08	32,500	33,123
* Federal Home Loan Mortgage Corp.	5.750%	3/15/09	49,500	51,501
* Federal Home Loan Mortgage Corp.	6.625%	9/15/09	30,000	32,254
* Federal Home Loan Mortgage Corp.	4.125%	7/12/10	22,000	21,890
* Federal National Mortgage Assn	2.625%	11/15/06	65,000	63,788
* Federal National Mortgage Assn	4.750%	1/2/07	4,000	4,013
* Federal National Mortgage Assn	5.000%	1/15/07	36,750	37,037
* Federal National Mortgage Assn	3.625%	3/15/07	10,000	9,895
* Federal National Mortgage Assn	7.125%	3/15/07	25,150	26,108
* Federal National Mortgage Assn	5.250%	4/15/07	25,000	25,318
* Federal National Mortgage Assn	4.250%	7/15/07	15,000	14,963
* Federal National Mortgage Assn	3.000%	8/15/07	15,000	14,629
* Federal National Mortgage Assn	6.625%	10/15/07	32,500	33,903
* Federal National Mortgage Assn	3.250%	1/15/08	5,000	4,877
* Federal National Mortgage Assn	5.750%	2/15/08	36,500	37,584
* Federal National Mortgage Assn	6.000%	5/15/08	33,075	34,341
* Federal National Mortgage Assn	3.875%	7/15/08	10,000	9,855
* Federal National Mortgage Assn	5.250%	1/15/09	48,500	49,652
* Federal National Mortgage Assn	3.250%	2/15/09	17,500	16,838
* Federal National Mortgage Assn	6.375%	6/15/09	28,500	30,299
* Federal National Mortgage Assn	6.625%	9/15/09	15,000	16,127
* Federal National Mortgage Assn	7.250%	1/15/10	60,000	66,319
* Tennessee Valley Auth	5.375%	11/13/08	11,003	11,298

				1,341,382

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,755,197)				3,705,492

CORPORATE BONDS (23.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310%	9/25/08 (1)	333	337
Countrywide Home Loans	4.078%	5/25/33 (1)	1,012	999
M&I Auto Loan Trust	3.040%	10/20/08 (1)	887	881
PP&L Transition Bond Co. LLC	6.960%	12/26/07 (1)	205	207
Salomon Brothers Mortgage Securities VII	4.132%	9/25/33 (1)	5,188	5,108
USAA Auto Owner Trust	2.930%	7/16/07 (1)	273	271

				7,803

Finance (12.1%)
Banking (5.5%)
ABN AMRO Bank NV	7.125%	6/18/07	4,000	4,164
Associates Corp. of North America	6.250%	11/1/08	8,000	8,355
Banc One Corp.	7.600%	5/1/07	2,000	2,090
Bank of America Corp.	5.250%	2/1/07	2,700	2,726
Bank of America Corp.	3.375%	2/17/09	4,000	3,845
Bank of America Corp.	7.800%	2/15/10	2,500	2,795
Bank of America Corp.	4.375%	12/1/10	3,875	3,799
Bank of New York Co., Inc.	3.750%	2/15/08	3,250	3,181
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	5,250	5,989
Bank One Corp.	4.125%	9/1/07	4,500	4,457
Bank One Corp.	2.625%	6/30/08	3,600	3,424
Bank One Corp.	6.000%	8/1/08	1,500	1,554
Bank One Corp.	6.000%	2/17/09	5,000	5,182
BankAmerica Corp.	6.625%	8/1/07	4,210	4,362
BankAmerica Corp.	5.875%	2/15/09	3,500	3,633
BankBoston NA	6.375%	3/25/08	2,500	2,600
BSCH Issuances Ltd.	7.625%	11/3/09	3,000	3,318
Citicorp	6.375%	11/15/08	2,000	2,097
Citigroup, Inc.	5.000%	3/6/07	2,500	2,517
Citigroup, Inc.	6.500%	2/15/08	6,300	6,576
Citigroup, Inc.	3.625%	2/9/09	2,500	2,424
Citigroup, Inc.	4.250%	7/29/09	7,245	7,140
Citigroup, Inc.	4.125%	2/22/10	1,680	1,642
Citigroup, Inc.	4.625%	8/3/10	2,475	2,459
Credit Suisse First Boston USA, Inc.	5.750%	4/15/07	1,225	1,248
Credit Suisse First Boston USA, Inc.	4.625%	1/15/08	6,125	6,134
Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,500	3,418
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	5,500	5,491
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	1,925	1,927
Depfa Bank	3.625%	10/29/08	2,000	1,964
Deutsche Bank Financial, Inc.	6.700%	12/13/06	675	691
Deutsche Bank Financial, Inc.	7.500%	4/25/09	1,500	1,638
Fifth Third Bank	3.375%	8/15/08	3,100	2,994
Fifth Third Bank	4.200%	2/23/10	1,000	983
FirstStar Bank	7.125%	12/1/09	2,000	2,177
Fleet Boston Financial Corp.	4.875%	12/1/06	5,025	5,048
Fleet Boston Financial Corp.	3.850%	2/15/08	3,700	3,637
Golden West Financial Corp.	4.125%	8/15/07	3,250	3,219
HSBC Bank USA	3.875%	9/15/09	2,000	1,943
HSBC Holdings PLC	7.500%	7/15/09	1,500	1,642
HSBC USA, Inc.	7.000%	11/1/06	2,500	2,558
JPMorgan Chase & Co.	5.350%	3/1/07	1,642	1,658
JPMorgan Chase & Co.	5.500%	3/26/07	2,500	2,535
JPMorgan Chase & Co.	5.250%	5/30/07	1,775	1,797
JPMorgan Chase & Co.	3.700%	1/15/08	1,000	980
JPMorgan Chase & Co.	4.000%	2/1/08	1,770	1,746
JPMorgan Chase & Co.	3.625%	5/1/08	3,000	2,929
JPMorgan Chase & Co.	3.500%	3/15/09	4,100	3,944
JPMorgan Chase & Co.	3.800%	10/2/09	6,150	5,949
Key Bank NA	5.000%	7/17/07	1,000	1,005
KeyCorp	4.700%	5/21/09	2,000	1,994
Marshall & Ilsley Bank	4.125%	9/4/07	2,500	2,479
Marshall & Ilsley Bank	4.500%	8/25/08	500	498
Marshall & Ilsley Bank	4.375%	8/1/09	1,350	1,337
Mellon Financial Co.	6.700%	3/1/08	1,000	1,046
Mellon Financial Co.	6.375%	2/15/10	1,000	1,066
Mellon Funding Corp.	3.250%	4/1/09	3,000	2,865
National Australia Bank	8.600%	5/19/10	2,000	2,318
National City Bank	4.875%	7/20/07	2,200	2,211
National City Bank	4.150%	8/1/09	2,550	2,501
National City Bank	4.500%	3/15/10	600	593
National City Corp.	3.200%	4/1/08	500	482
National Westminster Bank PLC	7.375%	10/1/09	4,000	4,378
NationsBank Corp.	6.375%	2/15/08	3,300	3,426
PNC Funding Corp.	7.500%	11/1/09	1,875	2,062
Popular North America, Inc.	6.125%	10/15/06	3,000	3,037
Popular North America, Inc.	4.250%	4/1/08	2,000	1,983
Regions Financial Corp.	4.500%	8/8/08	3,400	3,379
Republic New York Corp.	7.750%	5/15/09	2,400	2,659
Royal Bank of Canada	4.125%	1/26/10	4,200	4,115
Sanwa Bank Ltd.	8.350%	7/15/09	3,000	3,345
Sovereign Bancorp, Inc.	4.800%	9/1/10 (2)	2,600	2,575
Sumitomo Bank International Finance NV	8.500%	6/15/09	6,025	6,746
The Chase Manhattan Corp.	7.125%	2/1/07	2,150	2,218
The Chase Manhattan Corp.	6.375%	4/1/08	1,950	2,029
Union Planters Bank NA	5.125%	6/15/07	1,630	1,643
US Bancorp	5.100%	7/15/07	4,000	4,036
US Bancorp	3.950%	8/23/07	3,000	2,967
US Bank NA	2.850%	11/15/06	3,000	2,939
US Bank NA	3.700%	8/1/07	1,775	1,748
US Bank NA	4.125%	3/17/08	3,000	2,966
US Bank NA	4.400%	8/15/08	450	447
Wachovia Bank NA	4.375%	8/15/08	750	747
Wachovia Corp.	4.950%	11/1/06	10,500	10,531
Wachovia Corp.	3.500%	8/15/08	2,000	1,944
Wachovia Corp.	3.625%	2/17/09	3,500	3,395
Wachovia Corp.	4.375%	6/1/10	2,625	2,586
Wachovia Corp.	7.800%	8/18/10	2,000	2,255
Washington Mutual, Inc.	4.000%	1/15/09	9,000	8,803
Washington Mutual, Inc.	4.200%	1/15/10	400	391
Washington Mutual, Inc.	8.250%	4/1/10	1,500	1,688
Wells Fargo & Co.	5.250%	12/1/07	2,000	2,032
Wells Fargo & Co.	4.125%	3/10/08	11,550	11,411
Wells Fargo & Co.	3.125%	4/1/09	3,000	2,860
Wells Fargo & Co.	4.200%	1/15/10	6,350	6,231
Wells Fargo & Co.	4.625%	8/9/10	2,100	2,090
World Savings Bank, FSB	4.125%	3/10/08	1,550	1,533
World Savings Bank, FSB	4.125%	12/15/09	2,000	1,956
Brokerage (2.0%)
Bear Stearns Co., Inc.	7.000%	3/1/07	5,300	5,472
Bear Stearns Co., Inc.	7.800%	8/15/07	2,375	2,511
Bear Stearns Co., Inc.	4.000%	1/31/08	1,750	1,726
Bear Stearns Co., Inc.	2.875%	7/2/08	3,000	2,866
Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,107
Bear Stearns Co., Inc.	4.550%	6/23/10	1,650	1,631
Goldman Sachs Group, Inc.	4.125%	1/15/08	1,750	1,734
Goldman Sachs Group, Inc.	3.875%	1/15/09	5,625	5,493
Goldman Sachs Group, Inc.	6.650%	5/15/09	5,300	5,638
Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,637
Goldman Sachs Group, Inc.	4.500%	6/15/10	4,950	4,877
Lehman Brothers Holdings, Inc.	7.375%	1/15/07	2,500	2,587
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	2,500	2,471
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	2,500	2,628
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	5,175	5,026
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	2,200	2,130
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	5,200	5,047
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	725	711
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	1,450	1,432
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	2,000	2,260
Merrill Lynch & Co., Inc.	7.000%	1/15/07	1,042	1,073
Merrill Lynch & Co., Inc.	3.375%	9/14/07	6,050	5,922
Merrill Lynch & Co., Inc.	4.000%	11/15/07	4,525	4,470
Merrill Lynch & Co., Inc.	3.700%	4/21/08	1,000	980
Merrill Lynch & Co., Inc.	4.125%	1/15/09	2,875	2,821
Merrill Lynch & Co., Inc.	6.000%	2/17/09	5,500	5,733
Merrill Lynch & Co., Inc.	4.125%	9/10/09	1,670	1,641
Merrill Lynch & Co., Inc.	4.250%	2/8/10	1,000	981
Merrill Lynch & Co., Inc.	4.790%	8/4/10	2,105	2,101
Morgan Stanley Dean Witter	6.875%	3/1/07	2,250	2,321
Morgan Stanley Dean Witter	5.800%	4/1/07	5,125	5,217
Morgan Stanley Dean Witter	3.625%	4/1/08	5,200	5,079
Morgan Stanley Dean Witter	3.875%	1/15/09	5,025	4,903
Morgan Stanley Dean Witter	4.250%	5/15/10	4,500	4,397
Finance Companies (3.5%)
American Express Centurion Bank	4.375%	7/30/09	1,625	1,607
American Express Co.	3.750%	11/20/07	2,250	2,215
American Express Co.	4.750%	6/17/09	1,525	1,529
American Express Credit Corp.	3.000%	5/16/08	3,000	2,882
American General Finance Corp.	3.000%	11/15/06	2,900	2,853
American General Finance Corp.	5.750%	3/15/07	4,200	4,260
American General Finance Corp.	3.875%	10/1/09	2,550	2,465
Capital One Bank	4.875%	5/15/08	1,750	1,756
Capital One Bank	4.250%	12/1/08	2,500	2,461
Capital One Bank	5.000%	6/15/09	925	930
Capital One Bank	5.750%	9/15/10	1,000	1,035
CIT Group Co. of Canada	4.650%	7/1/10 (2)	2,350	2,307
CIT Group, Inc.	7.375%	4/2/07	1,000	1,040
CIT Group, Inc.	5.750%	9/25/07	2,500	2,551
CIT Group, Inc.	3.650%	11/23/07	2,000	1,960
CIT Group, Inc.	5.500%	11/30/07	650	662
CIT Group, Inc.	4.000%	5/8/08	1,000	984
CIT Group, Inc.	4.750%	8/15/08	950	949
CIT Group, Inc.	4.125%	11/3/09	1,800	1,756
CIT Group, Inc.	4.250%	2/1/10	2,925	2,860
Countrywide Home Loan	5.500%	2/1/07	2,000	2,021
Countrywide Home Loan	2.875%	2/15/07	2,000	1,953
Countrywide Home Loan	5.625%	5/15/07	2,150	2,181
Countrywide Home Loan	3.250%	5/21/08	4,500	4,331
Countrywide Home Loan	6.250%	4/15/09	3,500	3,653
Countrywide Home Loan	4.125%	9/15/09	1,925	1,869
General Electric Capital Corp.	2.800%	1/15/07	2,750	2,693
General Electric Capital Corp.	5.375%	3/15/07	5,550	5,618
General Electric Capital Corp.	8.750%	5/21/07	2,500	2,663
General Electric Capital Corp.	5.000%	6/15/07	5,150	5,193
General Electric Capital Corp.	4.250%	1/15/08	8,275	8,230
General Electric Capital Corp.	4.125%	3/4/08	1,375	1,363
General Electric Capital Corp.	3.500%	5/1/08	13,900	13,558
General Electric Capital Corp.	3.600%	10/15/08	2,050	1,992
General Electric Capital Corp.	7.375%	1/19/10	10,525	11,604
Heller Financial, Inc.	7.375%	11/1/09	3,200	3,513
Household Finance Corp.	5.750%	1/30/07	11,025	11,192
Household Finance Corp.	7.875%	3/1/07	2,000	2,088
Household Finance Corp.	4.625%	1/15/08	2,500	2,499
Household Finance Corp.	6.400%	6/17/08	3,600	3,756
Household Finance Corp.	4.125%	12/15/08	3,400	3,341
Household Finance Corp.	5.875%	2/1/09	2,000	2,066
Household Finance Corp.	4.750%	5/15/09	5,275	5,267
HSBC Finance Corp.	4.125%	3/11/08	1,150	1,133
HSBC Finance Corp.	4.125%	11/16/09	2,200	2,143
HSBC Finance Corp.	4.625%	9/15/10	2,600	2,568
International Lease Finance Corp.	3.125%	5/3/07	1,050	1,026
International Lease Finance Corp.	5.625%	6/1/07	2,625	2,666
International Lease Finance Corp.	4.500%	5/1/08	3,000	2,976
International Lease Finance Corp.	6.375%	3/15/09	2,500	2,616
International Lease Finance Corp.	3.500%	4/1/09	2,025	1,937
International Lease Finance Corp.	4.875%	9/1/10	5,750	5,732
iStar Financial Inc.	4.875%	1/15/09	1,000	990
MBNA America Bank NA	5.375%	1/15/08	3,750	3,808
MBNA America Bank NA	4.625%	8/3/09	2,250	2,243
Residential Capital Corp.	6.375%	6/30/10 (2)	5,300	5,362
SLM Corp.	5.625%	4/10/07	5,775	5,870
SLM Corp.	3.625%	3/17/08	3,000	2,931
SLM Corp.	4.000%	1/15/09	2,500	2,445
SLM Corp.	4.500%	7/26/10	1,050	1,035
Insurance (0.7%)
ACE Ltd.	6.000%	4/1/07	1,900	1,934
Allstate Corp.	5.375%	12/1/06	4,500	4,541
Allstate Corp.	7.200%	12/1/09	2,500	2,722
American International Group, Inc.	2.875%	5/15/08 (3)	1,000	956
American International Group, Inc.	4.700%	10/1/10 (2)	2,100	2,085
Equitable Cos., Inc.	6.500%	4/1/08	2,000	2,084
Genworth Financial, Inc.	4.750%	6/15/09	1,625	1,623
Hartford Financial Services Group, Inc.	4.700%	9/1/07	1,800	1,800
ING USA Global	4.500%	10/1/10	300	296
John Hancock Financial Services	5.625%	12/1/08	350	360
Marsh & McLennan Cos., Inc.	3.625%	2/15/08	3,000	2,906
Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	50
MetLife, Inc.	5.250%	12/1/06	2,000	2,016
Nationwide Life Global Funding	5.350%	2/15/07 (2)	1,000	1,010
Principal Life Inc. Funding	3.200%	4/1/09	1,500	1,427
Protective Life Secured Trust	3.700%	11/24/08	1,275	1,238
Protective Life Secured Trust	4.850%	8/16/10	1,700	1,707
Prudential Financial, Inc.	3.750%	5/1/08	1,000	979
Safeco Corp.	4.875%	2/1/10	2,500	2,495
Travelers Property Casualty Corp.	3.750%	3/15/08	2,525	2,465
Willis Group Holdings Ltd.	5.125%	7/15/10	900	899
Real Estate Investment Trusts (0.3%)
Archstone-Smith Trust	3.000%	6/15/08	2,000	1,905
Brandywine Realty Trust	4.500%	11/1/09	1,500	1,460
EOP Operating LP	7.750%	11/15/07	3,300	3,491
EOP Operating LP	6.750%	2/15/08	1,325	1,379
EOP Operating LP	8.100%	8/1/10	500	563
Simon Property Group Inc.	6.375%	11/15/07	3,000	3,094
Simon Property Group Inc.	3.750%	1/30/09	2,300	2,221
Simon Property Group Inc.	4.875%	8/15/10	2,000	1,992
Vornado Realty	5.625%	6/15/07	1,500	1,515
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/07	275	270
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	3,000	2,907
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	4,300	4,209

				654,534

Industrial (9.9%)
Basic Industry (0.5%)
Alcoa, Inc.	4.250%	8/15/07	1,650	1,641
Alcoa, Inc.	7.375%	8/1/10	1,000	1,111
Chevron Philips Chemical Co.	5.375%	6/15/07	1,000	1,011
Dow Chemical Co.	5.000%	11/15/07	1,500	1,511
E.I. du Pont de Nemours & Co.	6.750%	9/1/07	1,575	1,640
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	5,000	5,407
ICI Wilmington	4.375%	12/1/08	2,200	2,149
International Paper Co.	4.250%	1/15/09	1,000	977
International Paper Co.	4.000%	4/1/10	2,000	1,910
Monsanto Co.	4.000%	5/15/08	2,000	1,969
Praxair, Inc.	2.750%	6/15/08	3,000	2,857
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	2,000	1,888
Rohm & Haas Co.	7.400%	7/15/09	290	317
Weyerhaeuser Co.	6.125%	3/15/07	1,102	1,124
Weyerhaeuser Co.	5.950%	11/1/08	3,082	3,175
Capital Goods (1.2%)
Boeing Capital Corp.	5.750%	2/15/07	4,500	4,570
Caterpillar Financial Services Corp.	2.700%	7/15/08	1,500	1,428
Caterpillar Financial Services Corp.	4.500%	9/1/08	100	100
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,840
Caterpillar Financial Services Corp.	4.300%	6/1/10	5,800	5,705
Deere & Co.	7.850%	5/15/10	1,000	1,125
Emerson Electric Co.	7.125%	8/15/10	500	553
General Dynamics Corp.	3.000%	5/15/08	2,525	2,426
General Dynamics Corp.	4.500%	8/15/10	875	869
Hanson PLC	7.875%	9/27/10	2,000	2,239
Honeywell International, Inc.	5.125%	11/1/06	3,000	3,023
Honeywell International, Inc.	7.500%	3/1/10	3,000	3,332
John Deere Capital Corp.	3.875%	3/7/07	2,200	2,182
John Deere Capital Corp.	4.500%	8/22/07	2,000	1,999
John Deere Capital Corp.	4.500%	8/25/08	5,000	4,975
McDonnell Douglas Corp.	6.875%	11/1/06	1,500	1,535
Raytheon Co.	6.750%	8/15/07	2,337	2,420
Raytheon Co.	8.300%	3/1/10	2,000	2,264
Textron Financial Corp.	5.875%	6/1/07	1,600	1,631
Textron Financial Corp.	4.125%	3/3/08	1,925	1,902
Textron Financial Corp.	4.600%	5/3/10	2,300	2,281
Tyco International Group SA	6.125%	11/1/08	1,100	1,141
Tyco International Group SA	6.125%	1/15/09	2,500	2,597
United Technologies Corp.	4.875%	11/1/06	3,000	3,007
United Technologies Corp.	4.375%	5/1/10	1,100	1,088
USA Waste Services, Inc.	7.125%	10/1/07	2,000	2,090
Waste Management, Inc.	6.500%	11/15/08	1,025	1,073
Waste Management, Inc.	6.875%	5/15/09	2,000	2,127
Waste Management, Inc.	7.375%	8/1/10	1,375	1,509
Communication (2.1%)
America Movil SA de C.V	4.125%	3/1/09	1,550	1,517
Ameritech Capital Funding	6.150%	1/15/08	3,000	3,094
BellSouth Corp.	5.000%	10/15/06	3,875	3,892
BellSouth Corp.	4.200%	9/15/09	3,450	3,383
British Sky Broadcasting Corp.	7.300%	10/15/06	1,815	1,862
British Sky Broadcasting Corp.	8.200%	7/15/09	2,750	3,051
Clear Channel Communications, Inc.	6.000%	11/1/06	2,000	2,024
Clear Channel Communications, Inc.	4.625%	1/15/08	1,500	1,485
Clear Channel Communications, Inc.	4.250%	5/15/09	2,000	1,924
Clear Channel Communications, Inc.	7.650%	9/15/10	1,050	1,136
Comcast Cable Communications, Inc.	8.375%	5/1/07	150	158
Comcast Cable Communications, Inc.	6.200%	11/15/08	5,000	5,197
Comcast Cable Communications, Inc.	6.875%	6/15/09	3,300	3,513
Cox Communications, Inc.	3.875%	10/1/08	1,000	970
Cox Communications, Inc.	7.875%	8/15/09	1,500	1,640
Cox Communications, Inc.	4.625%	1/15/10	3,225	3,154
Deutsche Telekom International Finance	3.875%	7/22/08	3,075	3,016
Deutsche Telekom International Finance	8.500%	6/15/10 (3)	7,000	7,907
Gannett Co., Inc.	5.500%	4/1/07	1,500	1,521
Gannett Co., Inc.	6.375%	4/1/12	200	216
News America Inc.	6.625%	1/9/08	1,500	1,560
R.R. Donnelley & Sons Co.	3.750%	4/1/09	1,350	1,296
R.R. Donnelley & Sons Co.	4.950%	5/15/10 (2)	600	591
SBC Communications, Inc.	7.500%	5/1/07	2,400	2,504
SBC Communications, Inc.	4.125%	9/15/09	2,750	2,675
Sprint Capital Corp.	6.125%	11/15/08	6,000	6,234
Sprint Capital Corp.	6.375%	5/1/09	3,000	3,149
Telecom Italia Capital	4.000%	11/15/08	1,845	1,801
Telecom Italia Capital	4.000%	1/15/10 (2)	4,855	4,667
Telefonica Europe BV	7.750%	9/15/10	5,000	5,632
Telefonos de Mexico SA	4.500%	11/19/08	1,600	1,580
Telefonos de Mexico SA	4.750%	1/27/10	3,150	3,142
Telus Corp.	7.500%	6/1/07	4,000	4,176
Thomson Corp.	5.750%	2/1/08	250	256
Time Warner Entertainment	7.250%	9/1/08	1,500	1,593
Tribune Co.	4.875%	8/15/10	1,000	999
Univision Communications, Inc.	2.875%	10/15/06	1,000	980
Verizon Global Funding Corp.	6.125%	6/15/07	2,500	2,563
Verizon Global Funding Corp.	4.000%	1/15/08	6,400	6,313
Verizon Wireless Capital	5.375%	12/15/06	4,950	4,994
Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,952
Vodafone Group PLC	3.950%	1/30/08	1,000	986
Consumer Cyclical (2.6%)
Cendant Corp.	6.250%	1/15/08	2,225	2,281
Centex Corp.	4.750%	1/15/08	1,000	998
Costco Wholesale Corp.	5.500%	3/15/07	1,250	1,267
CVS Corp.	4.000%	9/15/09	2,750	2,674
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	5,700	5,680
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	5,000	4,887
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,500
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,950	1,913
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,000	1,106
Federated Department Stores, Inc.	6.625%	9/1/08	1,000	1,049
Ford Motor Credit Co.	6.500%	1/25/07	11,350	11,383
Ford Motor Credit Co.	7.750%	2/15/07	2,850	2,883
Ford Motor Credit Co.	4.950%	1/15/08	800	768
Ford Motor Credit Co.	6.625%	6/16/08	2,450	2,401
Ford Motor Credit Co.	5.625%	10/1/08	2,750	2,592
Ford Motor Credit Co.	5.800%	1/12/09	8,000	7,481
Ford Motor Credit Co.	7.375%	10/28/09	11,000	10,674
Ford Motor Credit Co.	5.700%	1/15/10	1,150	1,050
Ford Motor Credit Co.	7.875%	6/15/10	4,500	4,400
Harrah's Operating Co., Inc.	7.125%	6/1/07	400	414
Harrah's Operating Co., Inc.	7.500%	1/15/09	2,000	2,135
Harrah's Operating Co., Inc.	5.500%	7/1/10	3,250	3,269
Hilton Hotels Corp.	7.625%	5/15/08	1,500	1,591
Home Depot Inc.	3.750%	9/15/09	3,625	3,513
Home Depot Inc.	4.625%	8/15/10	2,100	2,099
Lennar Corp.	5.125%	10/1/10 (2)	1,700	1,680
Lowe's Cos., Inc.	8.250%	6/1/10	2,000	2,286
May Department Stores Co.	3.950%	7/15/07	1,500	1,478
May Department Stores Co.	4.800%	7/15/09	1,500	1,484
Pulte Homes, Inc.	4.875%	7/15/09	1,450	1,432
Target Corp.	3.375%	3/1/08	6,000	5,853
Target Corp.	5.400%	10/1/08	1,500	1,536
Target Corp.	7.500%	8/15/10	1,000	1,121
The Walt Disney Co.	5.375%	6/1/07	4,550	4,609
Time Warner, Inc.	6.150%	5/1/07	2,325	2,375
Time Warner, Inc.	8.180%	8/15/07	2,000	2,121
Toyota Motor Credit Corp.	2.875%	8/1/08	2,500	2,393
Toyota Motor Credit Corp.	5.500%	12/15/08	2,500	2,565
Toyota Motor Credit Corp.	4.250%	3/15/10	2,050	2,021
Viacom Inc.	5.625%	5/1/07	1,000	1,013
Viacom Inc.	7.700%	7/30/10	2,875	3,179
Wal-Mart Stores, Inc.	4.375%	7/12/07	3,400	3,399
Wal-Mart Stores, Inc.	3.375%	10/1/08	425	412
Wal-Mart Stores, Inc.	6.875%	8/10/09	10,100	10,873
Wal-Mart Stores, Inc.	4.000%	1/15/10	1,400	1,364
Wal-Mart Stores, Inc.	4.125%	7/1/10	2,100	2,049
Wal-Mart Stores, Inc.	4.750%	8/15/10	2,200	2,201
Consumer Noncyclical (1.8%)
Abbott Laboratories	3.500%	2/17/09	2,000	1,931
Albertson's, Inc.	6.950%	8/1/09	500	498
Altria Group, Inc.	5.625%	11/4/08	1,000	1,022
Amgen Inc.	4.000%	11/18/09	3,150	3,072
Baxter International, Inc.	5.250%	5/1/07	2,000	2,017
Bottling Group LLC	2.450%	10/16/06	1,225	1,201
Bristol-Myers Squibb Co.	4.000%	8/15/08	1,000	986
Bunge Ltd. Finance Corp.	4.375%	12/15/08	850	838
Campbell Soup Co.	5.500%	3/15/07	2,000	2,026
CIGNA Corp.	7.400%	5/15/07	1,000	1,040
Clorox Co.	4.200%	1/15/10	2,650	2,606
Coca-Cola Enterprises Inc.	5.250%	5/15/07	1,982	2,005
Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,350	1,395
Coca-Cola Enterprises Inc.	4.375%	9/15/09	1,500	1,489
ConAgra Foods, Inc.	7.875%	9/15/10	2,500	2,792
Diageo Capital PLC	3.500%	11/19/07	1,900	1,857
Diageo Capital PLC	3.375%	3/20/08	4,650	4,515
Diageo Capital PLC	4.375%	5/3/10	500	491
Genentech Inc.	4.400%	7/15/10 (2)	1,350	1,334
General Mills, Inc.	2.625%	10/24/06	3,500	3,431
General Mills, Inc.	5.125%	2/15/07	2,675	2,694
Gillette Co.	4.125%	8/30/07	1,500	1,496
Gillette Co.	3.800%	9/15/09	2,000	1,948
GlaxoSmithKline Capital Inc.	2.375%	4/16/07	1,950	1,888
Hospira, Inc.	4.950%	6/15/09	1,325	1,328
Imperial Tobacco	7.125%	4/1/09	1,775	1,889
Kellogg Co.	2.875%	6/1/08	1,500	1,432
Kraft Foods, Inc.	4.625%	11/1/06	5,000	5,003
Kraft Foods, Inc.	5.250%	6/1/07	1,000	1,010
Kraft Foods, Inc.	4.000%	10/1/08	1,000	980
Kraft Foods, Inc.	4.125%	11/12/09	2,350	2,292
Kroger Co.	7.800%	8/15/07	450	473
Kroger Co.	7.450%	3/1/08	2,000	2,114
Kroger Co.	7.250%	6/1/09	1,500	1,608
Kroger Co.	8.050%	2/1/10	1,700	1,874
Medtronic Inc.	4.375%	9/15/10 (2)	1,625	1,606
Molson Coors	4.850%	9/22/10 (2)	300	297
Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	954
Pepsico, Inc.	3.200%	5/15/07	1,500	1,471
Philip Morris Cos., Inc.	7.650%	7/1/08	175	188
Procter & Gamble Co.	4.750%	6/15/07	5,025	5,049
Procter & Gamble Co.	6.875%	9/15/09	3,000	3,247
Safeway, Inc.	6.500%	11/15/08	3,800	3,947
Safeway, Inc.	4.950%	8/16/10	875	853
Tyson Foods, Inc.	7.250%	10/1/06	2,000	2,044
UnitedHealth Group, Inc.	5.200%	1/17/07	3,075	3,103
UnitedHealth Group, Inc.	3.375%	8/15/07	900	881
UnitedHealth Group, Inc.	4.125%	8/15/09	1,225	1,201
WellPoint Inc.	3.750%	12/14/07	2,050	2,004
WellPoint Inc.	4.250%	12/15/09	900	878
Wrigley Co.	4.300%	7/15/10	2,425	2,391
Wyeth	4.375%	3/1/08 (3)	1,500	1,489
Energy (0.7%)
Anadarko Petroleum Corp.	3.250%	5/1/08	3,000	2,898
BP Canada Finance	3.375%	10/31/07	2,000	1,959
BP Capital Markets PLC	2.750%	12/29/06	700	686
BP Capital Markets PLC	2.625%	3/15/07	3,300	3,225
Burlington Resources, Inc.	5.600%	12/1/06	1,300	1,316
ChevronTexaco Capital Co.	3.500%	9/17/07	8,000	7,853
Conoco Funding Co.	5.450%	10/15/06	3,250	3,281
Conoco, Inc.	6.350%	4/15/09	3,775	3,990
Encana Corp.	4.600%	8/15/09	1,250	1,240
Marathon Oil Corp.	5.375%	6/1/07	1,750	1,769
Norsk Hydro	6.360%	1/15/09	1,500	1,576
Phillips Petroleum Co.	8.750%	5/25/10	3,700	4,320
Pioneer Natural Resources Co.	6.500%	1/15/08	200	205
Technology (0.5%)
Affiliated Computer Services	4.700%	6/1/10	1,200	1,173
Computer Associates Inc.	4.750%	12/1/09 (2)	1,825	1,789
Computer Sciences Corp.	3.500%	4/15/08	500	485
Deluxe Corp.	3.500%	10/1/07	750	727
Electronic Data Systems	7.125%	10/15/09	1,475	1,579
First Data Corp.	4.700%	11/1/06	3,250	3,258
First Data Corp.	3.375%	8/1/08	1,000	968
First Data Corp.	4.500%	6/15/10	2,000	1,984
Hewlett-Packard Co.	5.750%	12/15/06	5,500	5,578
Hewlett-Packard Co.	3.625%	3/15/08	400	391
International Business Machines Corp.	4.875%	10/1/06	5,000	5,021
International Business Machines Corp.	5.375%	2/1/09	2,000	2,050
International Business Machines Corp.	4.375%	6/1/09	3,100	3,076
Pitney Bowes Credit Corp.	5.750%	8/15/08	300	310
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/07	2,200	2,300
Canadian National Railway Co.	4.250%	8/1/09	2,700	2,659
CSX Corp.	7.450%	5/1/07	2,000	2,081
CSX Corp.	6.250%	10/15/08	1,500	1,565
ERAC USA Finance Co.	7.350%	6/15/08 (2)	1,600	1,698
FedEx Corp.	2.650%	4/1/07	800	778
FedEx Corp.	3.500%	4/1/09	2,075	1,989
Hertz Corp.	4.700%	10/2/06	2,500	2,478
Hertz Corp.	6.350%	6/15/10	1,950	1,855
Mass Transit Railway Corp.	7.500%	2/4/09	1,500	1,625
Norfolk Southern Corp.	7.350%	5/15/07	305	318
Norfolk Southern Corp.	6.200%	4/15/09	2,250	2,351
Union Pacific Corp.	6.625%	2/1/08	3,000	3,117
Union Pacific Corp.	3.875%	2/15/09	1,000	972
Union Pacific Corp.	3.625%	6/1/10	500	473

				535,617

Utilities (1.4%)
Electric (1.1%)
Alabama Power Co.	7.125%	10/1/07	5,000	5,238
American Electric Power Co., Inc.	5.375%	3/15/10	2,000	2,038
CalEnergy Co., Inc.	7.630%	10/15/07	2,175	2,293
Commonwealth Edison Co.	3.700%	2/1/08	1,500	1,458
Constellation Energy Group, Inc.	6.350%	4/1/07	3,300	3,375
Consumers Energy Co.	4.250%	4/15/08	2,000	1,970
Consumers Energy Co.	4.800%	2/17/09	1,000	995
Duke Energy Corp.	3.750%	3/5/08	3,000	2,943
Entergy Gulf States	3.600%	6/1/08	1,250	1,201
FirstEnergy Corp.	5.500%	11/15/06	3,300	3,330
FPL Group Capital, Inc.	7.375%	6/1/09	2,075	2,263
Illinois Power	7.500%	6/15/09	1,000	1,082
MidAmerican Energy Holdings Co.	3.500%	5/15/08	250	241
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/07	5,850	6,003
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/08	700	689
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,000	1,082
NiSource Finance Corp.	3.200%	11/1/06	3,000	2,957
Pacific Gas & Electric Co.	3.600%	3/1/09	2,450	2,366
Pepco Holdings, Inc.	5.500%	8/15/07	3,275	3,315
PPL Electric Utilities Corp.	6.250%	8/15/09	2,000	2,108
Progress Energy, Inc.	6.050%	4/15/07	2,500	2,546
Progress Energy, Inc.	4.500%	6/1/10	1,150	1,134
Public Service Co. of Colorado	4.375%	10/1/08	1,600	1,584
Public Service Co. of New Mexico	4.400%	9/15/08	1,250	1,232
Public Service Electric & Gas	4.000%	11/1/08	2,000	1,959
TXU Energy Co.	6.125%	3/15/08	1,000	1,028
United Utilities PLC	6.450%	4/1/08	750	779
Virginia Electric & Power Co.	5.375%	2/1/07	2,350	2,371
Natural Gas (0.3%)
Atmos Energy Corp.	4.000%	10/15/09	1,300	1,251
Consolidated Natural Gas	5.375%	11/1/06	3,600	3,628
Enron Corp.	9.125%	4/1/03 **	2,000	760
Enron Corp.	7.625%	9/10/04 **	1,000	380
Enterprise Products Operating LP	4.625%	10/15/09	400	391
Enterprise Products Operating LP	4.950%	6/1/10	2,750	2,707
HNG Internorth	9.625%	3/15/06 **	1,500	570
KN Energy, Inc.	6.800%	3/1/08	1,500	1,568
Sempra Energy	7.950%	3/1/10	1,000	1,111
Yosemite Security Trust	8.250%	11/15/04 **(2)	3,225	1,806

				73,752

TOTAL CORPORATE BONDS
(Cost $1,296,498)				1,271,706

SOVEREIGN BONDS (U.S. Dollar-Denominated) (6.8%)

African Development Bank	3.250%	8/1/08	1,500	1,457
Asian Development Bank	4.875%	2/5/07	11,000	11,074
Bayerische Landesbank	6.625%	6/25/07	2,500	2,589
Bayerische Landesbank	2.875%	10/15/08	1,800	1,709
Canadian Government	5.250%	11/5/08	4,200	4,297
Canadian Mortgage & Housing	2.950%	6/2/08	2,000	1,924
Eksportfinans	3.375%	1/15/08	3,025	2,958
Eksportfinans	4.375%	7/15/09	3,000	2,990
European Investment Bank	4.625%	3/1/07	18,875	18,933
European Investment Bank	2.375%	6/15/07	10,000	9,712
European Investment Bank	3.125%	10/15/07	6,600	6,459
European Investment Bank	3.875%	8/15/08	6,925	6,859
European Investment Bank	4.125%	9/15/10	9,750	9,612
Export Development Canada	4.000%	8/1/07	3,250	3,223
Export-Import Bank of Korea	7.100%	3/15/07	500	516
Export-Import Bank of Korea	4.500%	8/12/09	3,500	3,452
Export-Import Bank of Korea	4.625%	3/16/10	500	495
Federation of Malaysia	8.750%	6/1/09	4,350	4,901
Hellenic Republic	6.950%	3/4/08	3,075	3,239
Instituto de Credito Oficial	6.000%	5/19/08	5,000	5,192
Inter-American Development Bank	6.625%	3/7/07	2,375	2,444
Inter-American Development Bank	6.375%	10/22/07	4,325	4,498
Inter-American Development Bank	5.750%	2/26/08	5,500	5,669
Inter-American Development Bank	5.375%	11/18/08	1,250	1,293
Inter-American Development Bank	5.625%	4/16/09	4,275	4,461
Inter-American Development Bank	7.375%	1/15/10	800	890
International Bank for Reconstruction & Development	4.125%	6/24/09	1,000	993
International Bank for Reconstruction & Development	4.125%	8/12/09	975	969
International Finance Corp.	4.750%	4/30/07	4,500	4,514
International Finance Corp.	3.000%	4/15/08	1,650	1,598
International Finance Corp.	4.000%	6/15/10	1,250	1,228
KFW International Finance, Inc.	4.750%	1/24/07	21,000	21,103
Korea Development Bank	5.250%	11/16/06	2,630	2,645
Korea Development Bank	3.875%	3/2/09	2,375	2,302
Korea Development Bank	4.750%	7/20/09	4,575	4,549
Kredit Fuer Wiederaufbau	3.250%	7/16/07	20,325	19,972
Kredit Fuer Wiederaufbau	3.500%	3/14/08	2,475	2,427
Kredit Fuer Wiederaufbau	3.250%	3/30/09	250	241
Kredit Fuer Wiederaufbau	4.250%	6/15/10	2,000	1,984
Landwirtschaft Rentenbank	3.375%	11/15/07	6,200	6,075
Landwirtschaft Rentenbank	3.250%	6/16/08	1,700	1,647
Landwirtschaft Rentenbank	3.875%	9/4/08	3,500	3,447
Landwirtschaft Rentenbank	3.625%	10/20/09	7,225	7,000
Landwirtschaft Rentenbank	3.875%	3/15/10	3,500	3,411
L-Bank BW Foerderbank	4.250%	9/15/10	3,500	3,446
Nordic Investment Bank	3.125%	4/24/08	3,350	3,247
Nordic Investment Bank	3.875%	6/15/10	3,750	3,664
Oesterreichische Kontrollbank	5.125%	3/20/07	4,825	4,875
Ontario Hydro Electric	6.100%	1/30/08	2,000	2,068
Pemex Project Funding Master Trust	8.500%	2/15/08	5,325	5,751
Pemex Project Funding Master Trust	7.875%	2/1/09 (3)	4,750	5,136
People's Republic of China	7.300%	12/15/08	2,000	2,154
Petrobras International Finance	9.875%	5/9/08	2,000	2,263
Province of British Columbia	4.625%	10/3/06	1,085	1,088
Province of British Columbia	5.375%	10/29/08	2,375	2,445
Province of Manitoba	4.250%	11/20/06	2,500	2,496
Province of New Brunswick	3.500%	10/23/07	3,500	3,437
^ Province of Ontario	3.350%	7/16/07	4,175	4,086
Province of Ontario	3.500%	9/17/07	5,500	5,402
Province of Ontario	5.500%	10/1/08	6,500	6,659
Province of Ontario	3.625%	10/21/09	2,025	1,959
Province of Quebec	7.000%	1/30/07	978	1,010
Province of Quebec	5.750%	2/15/09	6,200	6,453
Province of Quebec	5.000%	7/17/09	1,500	1,524
Republic of Chile	5.625%	7/23/07	3,000	3,054
Republic of Finland	4.750%	3/6/07	2,675	2,692
Republic of Italy	4.375%	10/25/06	10,000	9,998
Republic of Italy	2.750%	12/15/06	8,350	8,212
Republic of Italy	3.625%	9/14/07	14,425	14,191
^ Republic of Italy	3.750%	12/14/07	6,200	6,106
Republic of Italy	4.000%	6/16/08	7,500	7,405
Republic of Korea	8.875%	4/15/08	7,000	7,745
Republic of South Africa	8.375%	10/17/06	2,650	2,756
Republic of South Africa	9.125%	5/19/09	3,000	3,418
Swedish Export Credit Corp.	2.875%	1/26/07	2,050	2,015
Swedish Export Credit Corp.	4.125%	10/15/08	4,925	4,880
Swedish Export Credit Corp.	4.000%	6/15/10	1,375	1,365
United Mexican States	8.625%	3/12/08	1,500	1,631
United Mexican States	4.625%	10/8/08	12,875	12,811
United Mexican States	10.375%	2/17/09	1,000	1,169
United Mexican States	9.875%	2/1/10	4,000	4,758
United Mexican States	8.375%	1/14/11	250	288

TOTAL SOVEREIGN BONDS
(Cost $376,218)				370,608

TEMPORARY CASH INVESTMENTS (2.7%)

Repurchase Agreement (2.6%)
Bank of America Securities, LLC
(Dated 9/30/05, Repurchase Value $140,044,000,
collateralized by Federal Home Loan Bank, 3.625%, 11/14/08, Federal Home
Loan Mortgage Corp., 2.750%-3.750%, 8/15/06-3/15/07, and Federal National
Mortgage Assn., 7.250%, 1/15/10)	3.750%	10/3/05	140,000	140,000

			Shares

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 3.744%†			5,241,660	5,242

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $145,242)				145,242

TOTAL INVESTMENTS (101.5%)
(Cost $5,573,155)				5,493,048

OTHER ASSETS AND LIABILITIES—NET (-1.5%)				(79,244)

NET ASSETS (100%)				5,413,804

* The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
^ Part of security position is on loan to broker/dealers.
** Non-income-producing security-security in default.
†Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $28,807,000, representing 0.5% of net assets.
(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $5,573,155,000. Net unrealized depreciation of investment securities for tax purposes was $80,107,000, consisting of unrealized gains of $1,658,000 on securities that had risen in value since their purchase and $81,765,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund Schedule of Investments September 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (47.0%)

U.S. Government Securities (32.6%)
U.S. Treasury Bond	13.875%	5/15/2011	$15,750	$16,678
U.S. Treasury Bond	14.000%	11/15/2011	22,050	24,403
U.S. Treasury Bond	10.375%	11/15/2012	12,075	13,577
U.S. Treasury Bond	13.250%	5/15/2014	24,025	31,251
U.S. Treasury Bond	12.500%	8/15/2014	10,200	13,188
U.S. Treasury Bond	11.750%	11/15/2014	6,000	7,688
U.S. Treasury Bond	11.250%	2/15/2015	124,650	190,111
U.S. Treasury Bond	10.625%	8/15/2015	79,200	118,553
U.S. Treasury Bond	9.875%	11/15/2015	73,850	106,633
U.S. Treasury Bond	9.250%	2/15/2016	46,900	65,601
U.S. Treasury Note	2.250%	4/30/2006	475	470
U.S. Treasury Note	7.000%	7/15/2006	23,650	24,167
U.S. Treasury Note	3.000%	12/31/2006	9,475	9,340
U.S. Treasury Note	3.625%	4/30/2007	4,825	4,784
U.S. Treasury Note	3.625%	6/30/2007	11,925	11,809
U.S. Treasury Note	6.500%	2/15/2010	575	627
U.S. Treasury Note	3.875%	5/15/2010	38,675	38,107
U.S. Treasury Note	3.625%	6/15/2010	575	560
U.S. Treasury Note	4.125%	8/15/2010	3,000	2,985
U.S. Treasury Note	5.750%	8/15/2010	30,800	32,845
U.S. Treasury Note	5.000%	2/15/2011	6,775	7,026
U.S. Treasury Note	5.000%	8/15/2011	136,970	142,300
U.S. Treasury Note	4.875%	2/15/2012	97,175	100,425
U.S. Treasury Note	4.000%	11/15/2012	2,175	2,140
U.S. Treasury Note	3.875%	2/15/2013	101,300	98,705
U.S. Treasury Note	4.250%	8/15/2013	322,575	321,465
U.S. Treasury Note	4.250%	11/15/2013	318,225	316,933
U.S. Treasury Note	4.000%	2/15/2014	60,050	58,708
U.S. Treasury Note	4.750%	5/15/2014	100,050	103,099

				1,864,178

Agency Bonds and Notes (14.4%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	6,825	6,724
* Federal Home Loan Bank	5.750%	5/15/2012	33,000	35,131
* Federal Home Loan Bank	4.500%	11/15/2012	39,750	39,472
* Federal Home Loan Bank	3.875%	6/14/2013	6,500	6,218
* Federal Home Loan Bank	4.500%	9/16/2013	11,500	11,418
* Federal Home Loan Bank	5.250%	6/18/2014	20,000	20,882
* Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	25,500	26,802
* Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	16,750	17,651
* Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	76,500	81,986
* Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	109,000	112,194
* Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	35,000	34,792
* Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	8,375	8,000
* Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	32,000	31,774
* Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	28,000	28,481
* Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	6,500	6,452
* Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	13,500	13,858
* Federal National Mortgage Assn	6.625%	11/15/2010	12,500	13,668
* Federal National Mortgage Assn	6.250%	2/1/2011	3,350	3,585
* Federal National Mortgage Assn	5.500%	3/15/2011	23,000	24,037
* Federal National Mortgage Assn	6.000%	5/15/2011	52,675	56,351
* Federal National Mortgage Assn	5.375%	11/15/2011	26,025	27,122
* Federal National Mortgage Assn	6.125%	3/15/2012	45,410	49,221
* Federal National Mortgage Assn	5.250%	8/1/2012	3,500	3,561
* Federal National Mortgage Assn	4.375%	3/15/2013	21,500	21,176
* Federal National Mortgage Assn	4.625%	5/1/2013	6,600	6,487
* Federal National Mortgage Assn	4.625%	10/15/2013	68,500	68,531
* Federal National Mortgage Assn	5.125%	1/2/2014	9,550	9,708
* Federal National Mortgage Assn	4.625%	10/15/2014	20,625	20,605
* Federal National Mortgage Assn	5.000%	4/15/2015	6,000	6,161
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	6,500	7,171
* Tennessee Valley Auth	5.625%	1/18/2011	4,000	4,199
* Tennessee Valley Auth	6.790%	5/23/2012	5,000	5,618
* Tennessee Valley Auth	6.000%	3/15/2013	6,000	6,518
* Tennessee Valley Auth	4.750%	8/1/2013	4,000	4,037
* Tennessee Valley Auth	4.375%	6/15/2015	7,000	6,841

				826,432

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,708,948)				2,690,610

CORPORATE BONDS (46.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033 (1)	2,500	2,587
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	2,100	2,586
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(2)	456	488

				5,661

Finance (18.6%)
Banking (8.1%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,477
AmSouth Bank NA	5.200%	4/1/2015	2,000	2,009
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,678
Bank of America Corp.	4.250%	10/1/2010	1,500	1,469
Bank of America Corp.	4.375%	12/1/2010	350	343
Bank of America Corp.	7.400%	1/15/2011	14,650	16,366
Bank of America Corp.	6.250%	4/15/2012	16,150	17,357
Bank of America Corp.	4.875%	9/15/2012	4,000	4,013
Bank of America Corp.	4.750%	8/15/2013	3,000	2,962
Bank of America Corp.	5.375%	6/15/2014	2,675	2,757
Bank of America Corp.	4.750%	8/1/2015	7,175	7,027
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,619
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,280
Bank One Corp.	5.900%	11/15/2011	3,500	3,666
Bank One Corp.	5.250%	1/30/2013	925	930
BB&T Corp.	6.500%	8/1/2011	1,250	1,352
BB&T Corp.	4.750%	10/1/2012	4,500	4,471
BSCH Issuances Ltd.	7.625%	11/3/2009	2,000	2,212
BSCH Issuances Ltd.	7.625%	9/14/2010	3,650	4,096
Citigroup, Inc.	6.500%	1/18/2011	6,725	7,248
Citigroup, Inc.	6.000%	2/21/2012	6,800	7,217
Citigroup, Inc.	5.625%	8/27/2012	12,550	13,063
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,165
Citigroup, Inc.	5.000%	9/15/2014	20,144	20,146
Citigroup, Inc.	4.875%	5/7/2015	3,600	3,529
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,533
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	8,251
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	11,290	12,237
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	11,125	11,462
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,500	4,529
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	8,175	8,023
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	7,500	7,452
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	4,157
Fifth Third Bank	4.750%	2/1/2015	2,800	2,734
First Tennessee Bank	5.050%	1/15/2015	2,800	2,755
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,477
HSBC Bank USA	4.625%	4/1/2014	1,750	1,702
HSBC Holdings PLC	5.250%	12/12/2012	8,175	8,357
JPMorgan Chase & Co.	6.750%	2/1/2011	13,597	14,770
JPMorgan Chase & Co.	4.500%	1/15/2012	1,875	1,842
JPMorgan Chase & Co.	5.750%	1/2/2013	9,650	10,092
JPMorgan Chase & Co.	4.875%	3/15/2014	1,825	1,795
JPMorgan Chase & Co.	5.125%	9/15/2014	8,700	8,710
JPMorgan Chase & Co.	4.750%	3/1/2015	5,000	4,849
JPMorgan Chase & Co.	5.150%	10/1/2015	13,200	13,182
Key Bank NA	7.000%	2/1/2011	2,000	2,192
Key Bank NA	5.800%	7/1/2014	4,500	4,720
Key Bank NA	4.950%	9/15/2015	1,000	982
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	2,000	2,271
Marshall & Ilsley Bank	5.250%	9/4/2012	3,000	3,063
Marshall & Ilsley Bank	4.850%	6/16/2015	700	685
Mellon Bank NA	4.750%	12/15/2014	3,800	3,723
Mellon Funding Corp.	6.400%	5/14/2011	1,000	1,083
National City Bank	6.250%	3/15/2011	1,500	1,608
National City Bank	4.625%	5/1/2013	6,000	5,882
NationsBank Corp.	7.750%	8/15/2015	1,000	1,203
North Fork Bancorp	5.875%	8/15/2012	2,000	2,109
PaineWebber	7.625%	12/1/2009	3,000	3,326
Paribas NY	6.950%	7/22/2013	2,000	2,248
PNC Funding Corp.	7.500%	11/1/2009	1,250	1,375
Regions Financial Corp.	7.000%	3/1/2011	4,250	4,677
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	3,500	3,761
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	11,425	11,517
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	2,000	2,010
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	3,550	3,555
Sanwa Bank Ltd.	8.350%	7/15/2009	600	669
Sanwa Bank Ltd.	7.400%	6/15/2011	7,700	8,566
Southtrust Corp.	5.800%	6/15/2014	1,350	1,420
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,910	4,558
SunTrust Banks, Inc.	6.375%	4/1/2011	5,880	6,326
SunTrust Banks, Inc.	5.000%	9/1/2015	550	546
UFJ Finance Aruba AEC	6.750%	7/15/2013	5,750	6,303
Union Planters Corp.	4.375%	12/1/2010	1,000	980
Union Planters Corp.	7.750%	3/1/2011	3,750	4,258
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,203
US Bank NA	6.375%	8/1/2011	7,000	7,588
US Bank NA	6.300%	2/4/2014	2,600	2,839
US Bank NA	4.950%	10/30/2014	6,475	6,466
US Bank NA	4.800%	4/15/2015	1,000	988
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,697
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,408
Wachovia Corp.	4.875%	2/15/2014	5,700	5,645
Wachovia Corp.	5.250%	8/1/2014	8,950	9,102
Washington Mutual Bank	6.875%	6/15/2011	6,300	6,892
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,294
Washington Mutual Bank	5.650%	8/15/2014	2,750	2,831
Washington Mutual Bank	5.125%	1/15/2015	4,100	4,072
Washington Mutual, Inc.	5.000%	3/22/2012	1,800	1,795
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,898
Wells Fargo & Co.	6.450%	2/1/2011	9,500	10,261
Wells Fargo & Co.	6.375%	8/1/2011	2,500	2,693
Wells Fargo & Co.	5.125%	9/1/2012	350	355
Wells Fargo & Co.	4.950%	10/16/2013	5,225	5,236
Wells Fargo & Co.	4.625%	4/15/2014	2,500	2,449
Wells Fargo & Co.	5.000%	11/15/2014	7,200	7,222
Wells Fargo & Co.	4.750%	2/9/2015	7,700	7,547
Zions Bancorp	5.650%	5/15/2014	1,200	1,233
Zions Bancorp	6.000%	9/15/2015	750	799
Brokerage (3.2%)
Amvescap PLC	5.375%	2/27/2013	975	968
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,875	11,331
Goldman Sachs Group, Inc.	6.600%	1/15/2012	17,000	18,431
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,925	5,122
Goldman Sachs Group, Inc.	5.250%	4/1/2013	15,250	15,412
Goldman Sachs Group, Inc.	4.750%	7/15/2013	13,225	12,957
Goldman Sachs Group, Inc.	5.250%	10/15/2013	5,725	5,782
Goldman Sachs Group, Inc.	5.150%	1/15/2014	8,225	8,193
Goldman Sachs Group, Inc.	5.000%	10/1/2014	7,600	7,493
Goldman Sachs Group, Inc.	5.500%	11/15/2014	325	332
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,500	2,492
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	3,000	2,944
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	7,250	7,908
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	6,225	6,132
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,267
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	1,500	1,479
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	4,900	4,890
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	750	771
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	13,375	13,307
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	1,950	1,974
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,570	11,472
Morgan Stanley Dean Witter	6.600%	4/1/2012	12,840	13,946
Morgan Stanley Dean Witter	5.300%	3/1/2013	18,000	18,276
Morgan Stanley Dean Witter	4.750%	4/1/2014	12,925	12,506
Finance Companies (4.0%)
American Express Co.	4.875%	7/15/2013	4,500	4,508
American General Finance Corp.	4.000%	3/15/2011	3,000	2,850
American General Finance Corp.	4.875%	7/15/2012	2,050	2,024
American General Finance Corp.	5.375%	10/1/2012	6,000	6,104
Capital One Bank	4.800%	2/21/2012	50	49
Capital One Bank	6.500%	6/13/2013	5,025	5,435
Capital One Bank	5.125%	2/15/2014	2,900	2,882
Capital One Bank	5.500%	6/1/2015	2,250	2,272
CIT Group Co. of Canada	5.200%	6/1/2015 (2)	5,775	5,690
CIT Group, Inc.	4.750%	12/15/2010	3,200	3,183
CIT Group, Inc.	7.750%	4/2/2012	5,250	6,021
CIT Group, Inc.	5.125%	9/30/2014	4,525	4,508
CIT Group, Inc.	5.000%	2/1/2015	3,050	2,997
Countrywide Home Loan	4.000%	3/22/2011	5,600	5,316
General Electric Capital Corp.	6.125%	2/22/2011	9,140	9,727
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,273
General Electric Capital Corp.	5.875%	2/15/2012	30,750	32,549
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,659
General Electric Capital Corp.	4.250%	6/15/2012	4,300	4,162
General Electric Capital Corp.	6.000%	6/15/2012	4,250	4,532
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,134
General Electric Capital Corp.	4.750%	9/15/2014	7,300	7,212
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,976
Household Finance Corp.	6.375%	10/15/2011	4,825	5,155
Household Finance Corp.	7.000%	5/15/2012	11,250	12,477
Household Finance Corp.	6.375%	11/27/2012	5,000	5,397
Household Finance Corp.	4.750%	7/15/2013	4,000	3,911
HSBC Finance Corp.	6.750%	5/15/2011	8,175	8,856
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,432
HSBC Finance Corp.	5.000%	6/30/2015	8,350	8,205
International Lease Finance Corp.	5.000%	9/15/2012	5,725	5,683
iStar Financial Inc.	6.000%	12/15/2010	2,000	2,054
iStar Financial Inc.	5.150%	3/1/2012	4,700	4,600
MBNA America Bank NA	6.625%	6/15/2012	4,800	5,242
MBNA Corp.	7.500%	3/15/2012	2,400	2,723
MBNA Corp.	6.125%	3/1/2013	3,375	3,610
PHH Corp.	7.125%	3/1/2013	2,050	2,199
Residential Capital Corp.	6.875%	6/30/2015 (2)	2,000	2,084
SLM Corp.	5.125%	8/27/2012	7,000	7,072
SLM Corp.	5.375%	1/15/2013	4,000	4,128
SLM Corp.	5.000%	10/1/2013	4,500	4,521
SLM Corp.	5.375%	5/15/2014	4,750	4,897
Wells Fargo & Co.	5.500%	8/1/2012	350	364
Insurance (1.8%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,040
AEGON NV	4.750%	6/1/2013	3,000	2,947
Allstate Corp.	6.125%	2/15/2012	3,000	3,169
Allstate Corp.	5.000%	8/15/2014	3,325	3,295
American International Group, Inc.	4.700%	10/1/2010 (2)	1,500	1,489
American International Group, Inc.	4.250%	5/15/2013 (3)	5,000	4,769
American International Group, Inc.	5.050%	10/1/2015 (2)	2,000	1,988
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,094
Assurant, Inc.	5.625%	2/15/2014	2,825	2,877
AXA Financial, Inc.	7.750%	8/1/2010	1,500	1,678
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,796
Chubb Corp.	6.000%	11/15/2011	1,500	1,582
CNA Financial Corp.	5.850%	12/15/2014	3,200	3,182
Commerce Group, Inc.	5.950%	12/9/2013	900	915
Fidelity National Financial, Inc.	7.300%	8/15/2011	1,750	1,831
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,091
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	279
Genworth Financial, Inc.	5.750%	6/15/2014	3,250	3,397
Genworth Financial, Inc.	4.950%	10/1/2015	700	690
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,168
ING USA Global	4.500%	10/1/2010	8,275	8,160
Lincoln National Corp.	6.200%	12/15/2011	1,650	1,759
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,957
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,890
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	2,650	2,625
MetLife, Inc.	6.125%	12/1/2011	1,500	1,589
MetLife, Inc.	5.375%	12/15/2012	3,000	3,053
MetLife, Inc.	5.000%	11/24/2013	2,325	2,313
MetLife, Inc.	5.500%	6/15/2014	1,575	1,621
MetLife, Inc.	5.000%	6/15/2015	5,525	5,467
Nationwide Financial Services	5.900%	7/1/2012	2,475	2,594
Principal Life Inc. Funding	5.100%	4/15/2014	4,250	4,271
Protective Life Secured Trust	4.000%	4/1/2011	2,500	2,392
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,340
Prudential Financial, Inc.	4.750%	4/1/2014	2,550	2,489
Prudential Financial, Inc.	5.100%	9/20/2014	2,775	2,777
Prudential Financial, Inc.	4.750%	6/13/2015	650	633
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,458
Willis Group Holdings Ltd.	5.625%	7/15/2015	1,750	1,736
XL Capital Ltd.	6.500%	1/15/2012	75	79
XL Capital Ltd.	5.250%	9/15/2014	5,025	4,876
Real Estate Investment Trusts (1.3%)
Archstone-Smith Trust	5.250%	5/1/2015	2,425	2,420
Arden Realty LP	5.250%	3/1/2015	1,250	1,220
Avalonbay Communities	6.125%	11/1/2012	1,000	1,060
Boston Properties, Inc.	6.250%	1/15/2013	6,525	6,940
Boston Properties, Inc.	5.625%	4/15/2015	500	513
Brandywine Realty Trust	5.400%	11/1/2014	2,250	2,217
Colonial Realty LP	5.500%	10/1/2015	1,800	1,776
Developers Diversified Realty	5.250%	4/15/2011	2,000	1,994
EOP Operating LP	4.650%	10/1/2010	2,650	2,610
EOP Operating LP	7.000%	7/15/2011	8,750	9,551
EOP Operating LP	6.750%	2/15/2012	2,200	2,383
EOP Operating LP	4.750%	3/15/2014	4,150	3,991
ERP Operating LP	6.625%	3/15/2012	4,500	4,868
ERP Operating LP	5.200%	4/1/2013	1,000	1,002
ERP Operating LP	5.250%	9/15/2014	4,025	4,045
Health Care Property Investment, Inc.	6.450%	6/25/2012	3,025	3,203
Health Care REIT, Inc.	6.000%	11/15/2013	2,950	2,984
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,806
Hospitality Properties	5.125%	2/15/2015	2,200	2,117
HRPT Properties Trust	6.250%	8/15/2016	1,400	1,479
Liberty Property LP	5.125%	3/2/2015	2,925	2,860
ProLogis	5.500%	3/1/2013	2,000	2,043
Regency Centers LP	6.750%	1/15/2012	2,600	2,805
Regency Centers LP	5.250%	8/1/2015 (2)	1,000	983
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,662
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,399
Simon Property Group Inc.	5.100%	6/15/2015	2,700	2,638
Other (0.2%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	976
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,525	1,520
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,370
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,868
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	5,125	5,065

				1,064,272

Industrial (22.9%)
Basic Industry (1.8%)
Alcan, Inc.	4.875%	9/15/2012	1,000	991
Alcan, Inc.	4.500%	5/15/2013	4,100	3,952
Alcan, Inc.	5.200%	1/15/2014	1,500	1,487
Alcan, Inc.	5.000%	6/1/2015	2,550	2,516
Alcoa, Inc.	6.500%	6/1/2011	1,000	1,080
Alcoa, Inc.	6.000%	1/15/2012	2,000	2,118
Alcoa, Inc.	5.375%	1/15/2013	10,000	10,245
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	2,013
BHP Billiton Finance BV	4.800%	4/15/2013	5,500	5,490
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,455
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (2)	4,350	4,314
Dow Chemical Co.	6.125%	2/1/2011	7,500	7,929
Dow Chemical Co.	6.000%	10/1/2012	500	530
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	4,050	4,050
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	1,500	1,507
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,655
ICI Wilmington	5.625%	12/1/2013	1,600	1,610
Inco Ltd.	7.750%	5/15/2012	2,550	2,902
International Paper Co.	6.750%	9/1/2011	4,700	5,059
International Paper Co.	5.850%	10/30/2012 (3)	5,400	5,564
International Paper Co.	5.500%	1/15/2014	1,000	996
International Paper Co.	5.300%	4/1/2015	2,375	2,322
Lubrizol Corp.	5.500%	10/1/2014	2,900	2,913
MeadWestvaco Corp.	6.850%	4/1/2012	3,750	4,070
Noranda, Inc.	7.250%	7/15/2012	3,825	4,204
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,800	3,187
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,481
Praxair, Inc.	6.375%	4/1/2012	2,000	2,186
Praxair, Inc.	3.950%	6/1/2013	2,500	2,355
Stora Enso Oyj	7.375%	5/15/2011	1,000	1,109
Temple Inland Inc.	7.875%	5/1/2012	1,500	1,657
Weyerhaeuser Co.	6.750%	3/15/2012	9,275	10,012
WMC Finance USA	5.125%	5/15/2013	2,000	2,031
Capital Goods (2.6%)
BAE Systems	7.156%	12/15/2011 (1)(2)	676	720
Bemis Co. Inc.	4.875%	4/1/2012	2,050	2,022
Boeing Capital Corp.	6.500%	2/15/2012	2,400	2,622
Boeing Capital Corp.	5.800%	1/15/2013	6,500	6,883
Brascan Corp.	7.125%	6/15/2012	1,000	1,109
Caterpillar Financial Services Corp.	4.750%	2/17/2015	4,125	4,070
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,171
Caterpillar, Inc.	6.550%	5/1/2011	1,000	1,090
CRH America Inc.	6.950%	3/15/2012	6,275	6,907
CRH America Inc.	5.300%	10/15/2013	825	835
Deere & Co.	6.950%	4/25/2014	3,350	3,833
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,957
General Dynamics Corp.	4.250%	5/15/2013	6,350	6,114
General Electric Co.	5.000%	2/1/2013	19,975	20,159
Goodrich Corp.	7.625%	12/15/2012	3,000	3,450
Hanson PLC	5.250%	3/15/2013	3,775	3,791
Ingersoll-Rand Co.	4.750%	5/15/2015	2,150	2,116
John Deere Capital Corp.	7.000%	3/15/2012	7,995	8,928
John Deere Capital Corp.	5.100%	1/15/2013	1,500	1,520
Masco Corp.	5.875%	7/15/2012	5,625	5,889
Masco Corp.	4.800%	6/15/2015	600	577
Northrop Grumman Corp.	7.125%	2/15/2011	4,400	4,853
Raytheon Co.	4.850%	1/15/2011	2,375	2,358
Raytheon Co.	5.500%	11/15/2012	1,250	1,286
Raytheon Co.	5.375%	4/1/2013	3,200	3,267
Republic Services, Inc.	6.750%	8/15/2011	2,225	2,406
Textron Financial Corp.	6.000%	11/20/2009	1,500	1,568
Textron, Inc.	6.500%	6/1/2012	2,450	2,663
The Boeing Co.	5.125%	2/15/2013	4,750	4,839
Tyco International Group SA	6.750%	2/15/2011	4,750	5,126
Tyco International Group SA	6.375%	10/15/2011	6,875	7,326
Tyco International Group SA	6.000%	11/15/2013	3,825	4,044
United Technologies Corp.	7.125%	11/15/2010	2,500	2,771
United Technologies Corp.	6.350%	3/1/2011	2,275	2,444
United Technologies Corp.	6.100%	5/15/2012	1,500	1,616
United Technologies Corp.	4.875%	5/1/2015	5,850	5,844
Waste Management, Inc.	6.375%	11/15/2012	1,250	1,340
Waste Management, Inc.	5.000%	3/15/2014	4,200	4,127
Communication (6.3%)
Alltel Corp.	7.000%	7/1/2012	5,800	6,464
America Movil SA de C.V	5.500%	3/1/2014	5,650	5,608
America Movil SA de C.V	5.750%	1/15/2015	775	781
AT&T Wireless Services, Inc.	7.875%	3/1/2011	16,700	18,952
AT&T Wireless Services, Inc.	8.125%	5/1/2012	4,000	4,691
BellSouth Corp.	6.000%	10/15/2011	4,800	5,078
BellSouth Corp.	4.750%	11/15/2012	3,150	3,105
BellSouth Corp.	5.200%	9/15/2014	6,100	6,118
British Telecommunications PLC	8.375%	12/15/2010 (3)	11,925	13,777
CenturyTel, Inc.	7.875%	8/15/2012 (3)	3,150	3,542
CenturyTel, Inc.	5.000%	2/15/2015	2,000	1,896
Cingular Wireless	6.500%	12/15/2011	3,000	3,249
Clear Channel Communications, Inc.	5.000%	3/15/2012	3,650	3,480
Clear Channel Communications, Inc.	5.750%	1/15/2013	1,000	990
Clear Channel Communications, Inc.	5.500%	9/15/2014	2,450	2,360
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	8,125	9,613
Comcast Cable Communications, Inc.	6.750%	1/30/2011	8,500	9,145
Comcast Corp.	5.300%	1/15/2014	7,525	7,520
Comcast Corp.	6.500%	1/15/2015	3,825	4,126
Cox Communications, Inc.	7.750%	11/1/2010	1,550	1,716
Cox Communications, Inc.	6.750%	3/15/2011	6,000	6,371
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,186
Cox Communications, Inc.	4.625%	6/1/2013	2,000	1,894
Cox Communications, Inc.	5.450%	12/15/2014	6,875	6,826
Deutsche Telekom International Finance	5.250%	7/22/2013	6,250	6,306
France Telecom	7.750%	3/1/2011 (3)	15,100	17,138
Gannett Co., Inc.	6.375%	4/1/2012	2,500	2,696
Grupo Televisa SA	8.000%	9/13/2011	1,000	1,130
Knight Ridder, Inc.	7.125%	6/1/2011	1,000	1,082
Koninklijke KPN NV	8.000%	10/1/2010	6,550	7,388
News America Holdings, Inc.	9.250%	2/1/2013	2,550	3,160
News America Inc.	5.300%	12/15/2014	3,800	3,781
Nextel Communications	6.875%	10/31/2013	6,000	6,375
Nextel Communications	5.950%	3/15/2014	4,800	4,920
Nextel Communications	7.375%	8/1/2015	9,000	9,653
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	3,125	3,010
R.R. Donnelley & Sons Co.	5.500%	5/15/2015 (2)	2,000	1,965
Reed Elsevier Capital	6.750%	8/1/2011	1,000	1,090
Reed Elsevier Capital	4.625%	6/15/2012	1,700	1,664
SBC Communications, Inc.	6.250%	3/15/2011	3,700	3,919
SBC Communications, Inc.	5.875%	2/1/2012	3,175	3,328
SBC Communications, Inc.	5.875%	8/15/2012	2,325	2,431
SBC Communications, Inc.	5.100%	9/15/2014	14,000	13,873
Sprint Capital Corp.	7.625%	1/30/2011	8,025	8,975
Sprint Capital Corp.	8.375%	3/15/2012	7,550	8,885
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,829
Telecom Italia Capital	4.875%	10/1/2010	3,550	3,514
Telecom Italia Capital	5.250%	11/15/2013	8,000	7,933
Telecom Italia Capital	4.950%	9/30/2014 (2)	6,925	6,692
Tele-Communications, Inc.	9.800%	2/1/2012	1,000	1,234
Tele-Communications, Inc.	7.875%	8/1/2013	4,251	4,906
Telefonos de Mexico SA	5.500%	1/27/2015	4,500	4,466
Telstra Corp. Ltd.	6.375%	4/1/2012	2,500	2,689
Telus Corp.	8.000%	6/1/2011	8,950	10,224
Thomson Corp.	6.200%	1/5/2012	4,000	4,290
Time Warner Entertainment	10.150%	5/1/2012	400	501
Time Warner Entertainment	8.875%	10/1/2012	2,500	2,996
Tribune Co.	5.250%	8/15/2015	900	895
Univision Communications, Inc.	7.850%	7/15/2011	3,075	3,438
USA Interactive	7.000%	1/15/2013	2,175	2,298
Verizon Global Funding Corp.	7.250%	12/1/2010	3,000	3,312
Verizon Global Funding Corp.	6.875%	6/15/2012	6,725	7,423
Verizon Global Funding Corp.	7.375%	9/1/2012	5,650	6,415
Verizon Global Funding Corp.	4.900%	9/15/2015	3,000	2,933
Verizon Maryland, Inc.	6.125%	3/1/2012	2,125	2,222
Verizon New England, Inc.	6.500%	9/15/2011	4,500	4,794
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,875	6,082
Verizon New York, Inc.	6.875%	4/1/2012	3,425	3,654
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	5,650	5,779
Verizon Virginia Inc.	4.625%	3/15/2013	3,650	3,472
Vodafone Group PLC	5.000%	12/16/2013	4,125	4,131
Vodafone Group PLC	5.375%	1/30/2015	4,975	5,091
Vodafone Group PLC	5.000%	9/15/2015	2,900	2,878
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,228
Consumer Cyclical (3.7%)
Brinker International	5.750%	6/1/2014	1,700	1,772
Cendant Corp.	7.375%	1/15/2013	7,475	8,157
Centex Corp.	7.875%	2/1/2011	1,000	1,111
Centex Corp.	7.500%	1/15/2012	2,000	2,204
Centex Corp.	5.450%	8/15/2012	1,625	1,615
Centex Corp.	5.125%	10/1/2013	3,300	3,184
Centex Corp.	5.700%	5/15/2014	1,000	999
Centex Corp.	5.250%	6/15/2015	3,100	2,975
CVS Corp.	4.875%	9/15/2014	1,675	1,640
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	4,500	4,964
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	11,875	12,951
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	5,175	5,472
Federated Department Stores, Inc.	6.625%	4/1/2011	2,000	2,145
Ford Motor Credit Co.	7.375%	2/1/2011	11,750	11,285
Ford Motor Credit Co.	7.250%	10/25/2011	24,000	22,932
Ford Motor Credit Co.	7.000%	10/1/2013	3,250	3,007
Harrah's Operating Co., Inc.	8.000%	2/1/2011	4,700	5,242
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,677
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (2)	4,025	3,965
Hilton Hotels Corp.	7.625%	12/1/2012	3,000	3,371
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	984
Kohl's Corp.	6.300%	3/1/2011	1,000	1,067
Lennar Corp.	5.950%	3/1/2013	3,100	3,160
Lennar Corp.	5.500%	9/1/2014	1,000	979
Lennar Corp.	5.600%	5/31/2015 (2)	900	885
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,900
Marriott International	4.625%	6/15/2012	1,175	1,136
May Department Stores Co.	5.750%	7/15/2014	2,700	2,749
McDonald's Corp.	5.750%	3/1/2012	3,300	3,458
MDC Holdings Inc.	5.500%	5/15/2013	1,000	988
Office Depot, Inc.	6.250%	8/15/2013	2,000	2,045
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,111
Pulte Homes, Inc.	6.250%	2/15/2013	3,000	3,084
Pulte Homes, Inc.	5.250%	1/15/2014	3,625	3,477
Pulte Homes, Inc.	5.200%	2/15/2015	550	522
Staples Inc.	7.375%	10/1/2012	2,000	2,255
Target Corp.	6.350%	1/15/2011	3,000	3,219
Target Corp.	5.875%	3/1/2012	5,000	5,311
The Walt Disney Co.	6.375%	3/1/2012	8,514	9,164
Time Warner, Inc.	6.750%	4/15/2011	12,100	13,042
Time Warner, Inc.	6.875%	5/1/2012	4,000	4,369
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,838
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,619
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	1,020
Toll Brothers, Inc.	5.150%	5/15/2015 (2)	3,150	3,003
Toyota Motor Credit Corp.	4.350%	12/15/2010	4,075	4,012
Viacom Inc.	6.625%	5/15/2011	2,350	2,497
Viacom Inc.	5.625%	8/15/2012	4,000	4,067
Wal-Mart Stores, Inc.	4.125%	2/15/2011	13,550	13,193
Wal-Mart Stores, Inc.	4.550%	5/1/2013	5,450	5,358
Wal-Mart Stores, Inc.	4.500%	7/1/2015	2,400	2,321
Westinghouse Electric	8.625%	8/1/2012	1,000	1,179
Yum! Brands, Inc.	8.875%	4/15/2011	4,000	4,731
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,258
Consumer Noncyclical (4.9%)
Abbott Laboratories	3.750%	3/15/2011	4,000	3,828
Abbott Laboratories	4.350%	3/15/2014	1,250	1,210
Aetna, Inc.	7.875%	3/1/2011	2,900	3,301
Albertson's, Inc.	7.500%	2/15/2011	4,300	4,240
Altria Group, Inc.	7.000%	11/4/2013	4,975	5,464
Amgen Inc.	4.850%	11/18/2014	4,200	4,200
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,500
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,592
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,200
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	95
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,000	3,535
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,161
Baxter International, Inc.	4.750%	10/15/2010 (2)	2,500	2,482
Baxter International, Inc.	4.625%	3/15/2015	1,900	1,836
Boston Scientific	5.450%	6/15/2014	4,200	4,279
Bottling Group LLC	4.625%	11/15/2012	6,000	5,952
Bristol-Myers Squibb Co.	5.750%	10/1/2011	11,500	12,070
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,082
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,350	2,360
Bunge Ltd. Finance Corp.	5.100%	7/15/2015 (2)	875	862
Campbell Soup Co.	6.750%	2/15/2011	5,000	5,453
Cardinal Health, Inc.	6.750%	2/15/2011	1,425	1,529
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	1,989
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	900	1,126
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,325
Clorox Co.	5.000%	1/15/2015	4,200	4,213
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	5,000	5,356
Coca-Cola HBC Finance	5.125%	9/17/2013	1,400	1,421
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,343
ConAgra Foods, Inc.	6.750%	9/15/2011	2,600	2,807
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,154
Diageo Finance BV	3.875%	4/1/2011	2,500	2,393
Eli Lilly & Co.	6.000%	3/15/2012	3,000	3,208
Genentech Inc.	4.750%	7/15/2015 (2)	4,150	4,083
General Mills, Inc.	6.000%	2/15/2012	7,393	7,829
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,475	6,250
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	3,075	3,703
H.J. Heinz Co.	6.625%	7/15/2011 (3)	2,000	2,157
H.J. Heinz Co.	6.000%	3/15/2012 (3)	2,000	2,111
Hospira, Inc.	5.900%	6/15/2014	2,675	2,790
Johnson & Johnson	3.800%	5/15/2013	3,000	2,848
Kellogg Co.	6.600%	4/1/2011	6,900	7,488
Kimberly-Clark Corp.	5.625%	2/15/2012	4,250	4,467
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	1,029
Kraft Foods, Inc.	5.625%	11/1/2011	14,125	14,563
Kraft Foods, Inc.	6.250%	6/1/2012	4,825	5,157
Kraft Foods, Inc.	5.250%	10/1/2013	2,250	2,274
Kroger Co.	6.800%	4/1/2011	3,000	3,194
Kroger Co.	6.750%	4/15/2012	3,700	3,974
Kroger Co.	5.500%	2/1/2013	275	275
Kroger Co.	4.950%	1/15/2015	2,325	2,223
McKesson Corp.	7.750%	2/1/2012	2,000	2,278
Medtronic Inc.	4.750%	9/15/2015 (2)	3,200	3,161
Merck & Co.	4.375%	2/15/2013	1,875	1,782
Merck & Co.	4.750%	3/1/2015	3,400	3,266
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,091
PepsiAmericas Inc.	4.875%	1/15/2015	2,250	2,221
Pfizer, Inc.	4.500%	2/15/2014	3,825	3,763
Procter & Gamble Co.	4.950%	8/15/2014	4,175	4,226
Safeway, Inc.	5.800%	8/15/2012	6,500	6,540
Sara Lee Corp.	6.250%	9/15/2011	4,000	4,182
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,276
Schering-Plough Corp.	5.550%	12/1/2013 (3)	5,750	5,929
SUPERVALU Inc.	7.500%	5/15/2012	1,000	1,105
Tyson Foods, Inc.	8.250%	10/1/2011	5,500	6,354
Unilever Capital Corp.	7.125%	11/1/2010	7,500	8,299
UnitedHealth Group, Inc.	4.875%	4/1/2013	4,000	3,994
UnitedHealth Group, Inc.	5.000%	8/15/2014	2,225	2,230
UnitedHealth Group, Inc.	4.875%	3/15/2015	925	918
UST, Inc.	6.625%	7/15/2012	1,000	1,098
WellPoint Inc.	6.375%	1/15/2012	1,650	1,777
WellPoint Inc.	5.000%	12/15/2014	3,250	3,224
WellPoint, Inc.	6.800%	8/1/2012	3,500	3,873
Wrigley Co.	4.650%	7/15/2015	3,350	3,291
Wyeth	6.950%	3/15/2011 (3)	3,000	3,282
Wyeth	5.500%	3/15/2013 (3)	11,550	11,842
Wyeth	5.500%	2/1/2014	6,775	6,957
Energy (1.9%)
Amerada Hess Corp.	6.650%	8/15/2011	2,750	2,983
Anadarko Finance Co.	6.750%	5/1/2011	5,300	5,770
Apache Corp.	6.250%	4/15/2012	2,300	2,508
BP Amoco PLC	8.500%	4/1/2012	1,700	2,049
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,169
Burlington Resources, Inc.	6.500%	12/1/2011	2,525	2,735
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,712
Canadian Natural Resources	5.450%	10/1/2012	750	768
Conoco Funding Co.	6.350%	10/15/2011	13,675	14,879
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,331
Diamond Offshore Drilling	4.875%	7/1/2015 (2)	2,050	1,995
Encana Corp.	4.750%	10/15/2013	1,125	1,112
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,675	2,817
Halliburton Co.	5.500%	10/15/2010	3,000	3,095
Husky Energy Inc.	6.250%	6/15/2012	2,225	2,356
Marathon Oil Corp.	6.125%	3/15/2012	3,800	4,051
Nexen, Inc.	5.050%	11/20/2013	3,000	2,965
Occidental Petroleum	6.750%	1/15/2012	3,750	4,181
Ocean Energy, Inc.	7.250%	10/1/2011	875	971
PanCanadian Energy Corp.	6.300%	11/1/2011	4,000	4,285
Petro-Canada	4.000%	7/15/2013	1,800	1,668
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,650	2,610
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)	4,565	4,868
Sunoco, Inc.	4.875%	10/15/2014	950	931
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,141
Union Oil Co. of California	5.050%	10/1/2012	3,400	3,475
Valero Energy Corp.	6.875%	4/15/2012	6,100	6,706
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,128
XTO Energy, Inc.	6.250%	4/15/2013	3,000	3,198
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,699
XTO Energy, Inc.	5.000%	1/31/2015	400	392
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,625
Technology (0.8%)
Affiliated Computer Services	5.200%	6/1/2015	800	778
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,071
Computer Associates Inc.	5.625%	12/1/2014 (2)	750	751
Computer Sciences Corp.	5.000%	2/15/2013	3,100	3,057
Deluxe Corp.	5.125%	10/1/2014	1,750	1,654
Electronic Data Systems	6.500%	8/1/2013 (3)	4,950	5,072
First Data Corp.	5.625%	11/1/2011	4,750	4,963
First Data Corp.	4.850%	10/1/2014	2,550	2,514
First Data Corp.	4.950%	6/15/2015	2,500	2,476
Harris Corp.	5.000%	10/1/2015	725	715
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,720
International Business Machines Corp.	4.750%	11/29/2012	4,500	4,514
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,680
Motorola, Inc.	7.625%	11/15/2010	915	1,030
Motorola, Inc.	8.000%	11/1/2011	2,500	2,902
Pitney Bowes, Inc.	4.625%	10/1/2012	250	249
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,411
Pitney Bowes, Inc.	4.875%	8/15/2014	5,300	5,306
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,070
Transportation (0.8%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	3,550	3,594
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	2,665	2,911
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	5,000	5,288
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,727
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,943
Canadian Pacific Rail	6.250%	10/15/2011	1,900	2,038
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	500	520
CSX Corp.	6.300%	3/15/2012	4,500	4,825
Hertz Corp.	7.400%	3/1/2011	1,000	983
Hertz Corp.	7.625%	6/1/2012	3,975	3,841
Mass Transit Railway Corp.	7.500%	11/8/2010	2,500	2,802
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,180
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,161
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,544
Union Pacific Corp.	7.250%	11/1/2008	3,500	3,742
Union Pacific Corp.	6.650%	1/15/2011	1,755	1,895
Union Pacific Corp.	6.125%	1/15/2012	100	106
Union Pacific Corp.	6.500%	4/15/2012	2,375	2,574
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,650
Black & Decker Corp.	4.750%	11/1/2014	1,000	969
Hughes Supply Inc.	5.500%	10/15/2014	1,750	1,722

				1,311,937

Utilities (4.9%)
Electric (3.6%)
AEP Texas Central Co.	5.500%	2/15/2013	1,500	1,534
Alliant Energy Resources	9.750%	1/15/2013	1,000	1,272
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,856
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,620
Arizona Public Service Co.	5.800%	6/30/2014	500	523
Arizona Public Service Co.	4.650%	5/15/2015	4,325	4,138
Boston Edison Co.	4.875%	4/15/2014	2,350	2,346
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,153
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,900	4,052
Commonwealth Edison Co.	6.150%	3/15/2012	3,500	3,655
Commonwealth Edison Co.	4.700%	4/15/2015	700	662
Consolidated Edison, Inc.	4.875%	2/1/2013	5,000	5,029
Constellation Energy Group, Inc.	7.000%	4/1/2012	5,300	5,811
Constellation Energy Group, Inc.	4.550%	6/15/2015	500	467
Consumers Energy Co.	5.000%	2/15/2012	3,175	3,167
Consumers Energy Co.	5.375%	4/15/2013	1,000	1,013
Dayton Power & Light	5.125%	10/1/2013 (3)	1,875	1,884
Detroit Edison Co.	6.125%	10/1/2010	5,000	5,269
Dominion Resources, Inc.	6.250%	6/30/2012	1,000	1,060
Dominion Resources, Inc.	5.700%	9/17/2012	3,000	3,090
Dominion Resources, Inc.	5.150%	7/15/2015	300	293
Duke Capital Corp.	6.250%	2/15/2013	1,700	1,800
Duke Capital Corp.	5.500%	3/1/2014	1,000	1,008
Duke Capital Corp.	5.668%	8/15/2014	1,000	1,017
Duke Energy Corp.	6.250%	1/15/2012	4,950	5,258
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,065
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,441
Energy East Corp.	6.750%	6/15/2012	1,750	1,933
Exelon Corp.	5.350%	1/15/2014	1,000	1,001
Exelon Corp.	4.900%	6/15/2015	2,875	2,710
Exelon Generation Co. LLC	6.950%	6/15/2011	5,000	5,427
FirstEnergy Corp.	6.450%	11/15/2011	7,700	8,195
Florida Power & Light Co.	4.850%	2/1/2013	3,000	3,008
HQI Transelec Chile SA	7.875%	4/15/2011	3,550	4,025
Metropolitan Edison	4.875%	4/1/2014	1,000	983
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	4,035
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	1,500	1,578
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	591
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	8,210	9,280
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,978
NiSource Finance Corp.	7.875%	11/15/2010	5,000	5,618
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,643
NiSource Finance Corp.	5.400%	7/15/2014	1,925	1,941
Northern States Power Co.	8.000%	8/28/2012	2,500	2,953
Ohio Power Co.	5.500%	2/15/2013	2,000	2,055
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,000	3,215
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,175	2,348
Pacific Gas & Electric Co.	4.200%	3/1/2011	3,125	3,008
Pacific Gas & Electric Co.	4.800%	3/1/2014	4,800	4,700
PacifiCorp	6.900%	11/15/2011	3,400	3,737
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,663
PPL Energy Supply LLC	6.400%	11/1/2011	5,000	5,355
Progress Energy, Inc.	7.100%	3/1/2011	12,225	13,260
Progress Energy, Inc.	6.850%	4/15/2012	775	839
PSE&G Power LLC	7.750%	4/15/2011	1,375	1,538
PSE&G Power LLC	6.950%	6/1/2012	7,675	8,387
Public Service Co. of Colorado	7.875%	10/1/2012	3,775	4,446
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,039
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,058
SCANA Corp.	6.875%	5/15/2011	1,325	1,449
SCANA Corp.	6.250%	2/1/2012	1,320	1,409
Southern California Edison Co.	5.000%	1/15/2014	3,100	3,104
Southern California Edison Co.	4.650%	4/1/2015	500	487
Southern Power Co.	6.250%	7/15/2012	4,155	4,431
Tampa Electric	6.875%	6/15/2012	1,000	1,104
TXU Energy Co.	7.000%	3/15/2013	5,000	5,428
Wisconsin Energy Corp.	6.500%	4/1/2011	1,200	1,287
Xcel Energy, Inc.	7.000%	12/1/2010	2,500	2,731
Natural Gas (1.3%)
AGL Capital Corp.	7.125%	1/14/2011	1,225	1,342
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,988
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,333
CenterPoint Energy Resources	7.875%	4/1/2013	6,250	7,202
Consolidated Natural Gas	6.850%	4/15/2011	1,250	1,358
Consolidated Natural Gas	6.250%	11/1/2011	10,500	11,182
Consolidated Natural Gas	5.000%	12/1/2014	1,675	1,651
Enbridge Energy Partners	4.900%	3/1/2015	700	690
Energy Transfer Partners LP	5.650%	8/1/2012 (2)	1,950	1,936
Energy Transfer Partners LP	5.950%	2/1/2015	3,275	3,257
Enterprise Products Operating LP	5.600%	10/15/2014	6,600	6,573
KeySpan Corp.	7.625%	11/15/2010	3,000	3,373
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,000	1,106
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,119
Kinder Morgan, Inc.	6.500%	9/1/2012	11,075	11,915
Oneok Inc.	5.200%	6/15/2015	3,350	3,323
Plains All American Pipeline LP	5.625%	12/15/2013 (3)	1,500	1,527
Sempra Energy	6.000%	2/1/2013	2,000	2,090
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,236
Texas Gas Transmission	4.600%	6/1/2015	500	480
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,820
Valero Logistics	6.050%	3/15/2013	2,000	2,089

				279,050

TOTAL CORPORATE BONDS
(Cost $2,642,043)				2,660,920

SOVEREIGN BONDS (U.S. Dollar-Denominated) (5.3%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,554
China Development Bank	4.750%	10/8/2014	2,700	2,646
China Development Bank	5.000%	10/15/2015	1,150	1,136
Corp. Andina de Fomento	6.875%	3/15/2012	2,300	2,553
Corp. Andina de Fomento	5.200%	5/21/2013	2,500	2,506
Development Bank of Japan	4.250%	6/9/2015	2,325	2,238
European Bank for Reconstruction & Development	5.000%	5/19/2014	3,400	3,504
European Investment Bank	4.625%	5/15/2014	9,200	9,289
Export-Import Bank of Korea	5.125%	3/16/2015	3,300	3,299
Federation of Malaysia	7.500%	7/15/2011	7,600	8,577
Financement Quebec	5.000%	10/25/2012	2,000	2,043
Inter-American Development Bank	4.375%	9/20/2012	15,000	14,979
Inter-American Development Bank	4.250%	9/14/2015	4,000	3,893
International Bank for Reconstruction & Development	3.625%	5/21/2013	2,500	2,423
Japan Finance Corp.	4.625%	4/21/2015	9,700	9,565
Korea Development Bank	5.750%	9/10/2013	6,475	6,777
Korea Electric Power	7.750%	4/1/2013	2,300	2,679
Kredit Fuer Wiederaufbau	4.125%	10/15/2014	12,175	11,771
Oesterreichische Kontrollbank	4.250%	10/6/2010	1,000	992
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,000	1,991
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,545
Pemex Finance Ltd.	9.690%	8/15/2009 (1)	4,000	4,356
Pemex Project Funding Master Trust	9.125%	10/13/2010	400	468
Pemex Project Funding Master Trust	8.000%	11/15/2011 (3)	5,875	6,700
Pemex Project Funding Master Trust	7.375%	12/15/2014	7,225	8,020
People's Republic of China	4.750%	10/29/2013	5,000	4,941
Province of British Columbia	4.300%	5/30/2013	1,750	1,732
Province of Manitoba	7.500%	2/22/2010	1,000	1,115
Province of Nova Scotia	5.750%	2/27/2012	2,500	2,645
Province of Ontario	5.125%	7/17/2012	2,250	2,330
Province of Ontario	4.375%	2/15/2013	6,000	5,950
Province of Ontario	4.500%	2/3/2015	3,550	3,499
Province of Quebec	6.125%	1/22/2011	2,500	2,657
Province of Quebec	4.875%	5/5/2014	5,500	5,545
Province of Quebec	4.600%	5/26/2015	4,800	4,691
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,181
Quebec Hydro Electric	6.300%	5/11/2011	7,500	8,033
Republic of Chile	7.125%	1/11/2012	4,000	4,521
Republic of Chile	5.500%	1/15/2013	3,000	3,139
Republic of Hungary	4.750%	2/3/2015	5,350	5,311
Republic of Italy	6.000%	2/22/2011	5,550	5,928
Republic of Italy	5.625%	6/15/2012	18,925	19,888
Republic of Italy	4.375%	6/15/2013	7,500	7,402
Republic of Italy	4.500%	1/21/2015	13,350	13,367
Republic of Korea	4.250%	6/1/2013	3,000	2,871
^ Republic of Korea	4.875%	9/22/2014	6,200	6,132
Republic of Poland	6.250%	7/3/2012	5,875	6,380
Republic of Poland	5.250%	1/15/2014	4,700	4,843
Republic of South Africa	7.375%	4/25/2012	7,150	8,054
Republic of South Africa	6.500%	6/2/2014	2,225	2,439
State of Israel	4.625%	6/15/2013	2,800	2,682
State of Israel	5.125%	3/1/2014	2,000	1,973
United Mexican States	8.375%	1/14/2011	7,500	8,636
United Mexican States	7.500%	1/14/2012	4,000	4,488
United Mexican States	6.375%	1/16/2013	8,600	9,150
United Mexican States	5.875%	1/15/2014	8,925	9,242
United Mexican States	6.625%	3/3/2015	11,350	12,315

TOTAL SOVEREIGN BONDS
(Cost $303,176)				305,584

TAXABLE MUNICIPAL BOND (0.0%)

Wisconsin Public Service Rev
(Cost $1,346)	4.800%	5/1/2013	1,350	1,350

TEMPORARY CASH INVESTMENT (1.4%)			Shares

Vanguard Market Liquidity Fund, 3.744%**
(Cost $76,978)			76,978,381	76,978

TOTAL INVESTMENTS (100.2%)
(Cost $5,732,491)				5,735,442

OTHER ASSETS AND LIABILITIES-NET (-0.2%)				(8,834)

NET ASSETS (100%)				$5,726,608

  *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
^ Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $56,990,000, representing 1.0% of net assets.
(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $5,732,491,000. Net unrealized appreciation of investment securities for tax purposes was $2,951,000, consisting of unrealized gains of $51,506,000 on securities that had risen in value since their purchase and $48,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund Schedule of Investments September 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (56.0%)

U.S. Government Securities (49.9%)
U.S. Treasury Bond	11.250%	2/15/15	1,790	2,730
U.S. Treasury Bond	10.625%	8/15/15	550	823
U.S. Treasury Bond	9.875%	11/15/15	1,350	1,949
U.S. Treasury Bond	9.250%	2/15/16	2,375	3,322
U.S. Treasury Bond	7.250%	5/15/16	100	124
U.S. Treasury Bond	7.500%	11/15/16	45	57
U.S. Treasury Bond	8.750%	5/15/17	38,365	53,147
U.S. Treasury Bond	8.875%	8/15/17	41,525	58,206
U.S. Treasury Bond	9.125%	5/15/18	3,800	5,480
U.S. Treasury Bond	9.000%	11/15/18	31,003	44,649
U.S. Treasury Bond	8.875%	2/15/19	43,900	62,887
U.S. Treasury Bond	8.125%	8/15/19	23,720	32,389
U.S. Treasury Bond	8.500%	2/15/20	33,775	47,702
U.S. Treasury Bond	8.750%	5/15/20	4,425	6,387
U.S. Treasury Bond	8.750%	8/15/20	12,900	18,669
U.S. Treasury Bond	7.875%	2/15/21	22,530	30,651
U.S. Treasury Bond	8.125%	8/15/21	31,985	44,609
U.S. Treasury Bond	8.000%	11/15/21	25,045	34,672
U.S. Treasury Bond	7.250%	8/15/22	24,675	32,239
U.S. Treasury Bond	7.625%	11/15/22	25,895	35,051
U.S. Treasury Bond	7.125%	2/15/23	3,450	4,476
U.S. Treasury Bond	6.250%	8/15/23	675	807
U.S. Treasury Bond	7.500%	11/15/24	14,925	20,328
U.S. Treasury Bond	7.625%	2/15/25	28,000	38,653
U.S. Treasury Bond	6.875%	8/15/25	27,375	35,288
U.S. Treasury Bond	6.000%	2/15/26	275	324
U.S. Treasury Bond	6.750%	8/15/26	33,275	42,655
U.S. Treasury Bond	6.500%	11/15/26	4,025	5,032
U.S. Treasury Bond	6.625%	2/15/27	31,715	40,263
U.S. Treasury Bond	6.375%	8/15/27	25,530	31,641
U.S. Treasury Bond	6.125%	11/15/27	13,400	16,170
U.S. Treasury Bond	5.500%	8/15/28	43,225	48,574
U.S. Treasury Bond	5.250%	11/15/28	36,095	39,344
U.S. Treasury Bond	6.125%	8/15/29	13,425	16,345
U.S. Treasury Bond	6.250%	5/15/30	13,875	17,227
U.S. Treasury Note	7.000%	7/15/06	775	792
U.S. Treasury Note	3.375%	2/28/07	16,150	15,976
U.S. Treasury Note	3.750%	3/31/07	1,650	1,639
U.S. Treasury Note	3.375%	10/15/09	1,000	969
U.S. Treasury Note	3.875%	5/15/10	450	443
U.S. Treasury Note	4.875%	2/15/12	650	672
U.S. Treasury Note	3.875%	2/15/13	1,450	1,413
U.S. Treasury Note	4.250%	8/15/13	7,150	7,125

				901,899

Agency Bonds and Notes (6.1%)
* Federal Home Loan Bank	5.375%	5/15/19	7,250	7,627
* Federal Home Loan Bank	5.125%	8/15/19	500	513
* Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,200	9,007
* Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,000	11,376
* Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,100	7,280
* Federal National Mortgage Assn	4.375%	10/15/15	1,750	1,713
* Federal National Mortgage Assn	0.000%	6/1/17	6,325	3,570
* Federal National Mortgage Assn	0.000%	10/9/19	8,300	4,047
* Federal National Mortgage Assn	6.250%	5/15/29	5,700	6,725
* Federal National Mortgage Assn	7.125%	1/15/30	10,475	13,673
* Federal National Mortgage Assn	7.250%	5/15/30	6,935	9,178
* Federal National Mortgage Assn	6.625%	11/15/30	11,100	13,756
* Federal National Mortgage Assn	6.210%	8/6/38	1,000	1,189
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,483
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	325	351
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	3,125
* Tennessee Valley Auth	6.250%	12/15/17	2,600	2,938
* Tennessee Valley Auth	6.750%	11/1/25	4,500	5,576
* Tennessee Valley Auth	7.125%	5/1/30	3,250	4,243
* Tennessee Valley Auth	4.650%	6/15/35	2,825	2,660

				110,030

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $963,062)				1,011,929

CORPORATE BONDS (36.0%)

Asset-Backed Securities (0.0%)
Citicorp Lease Pass-Through Trust	8.040%	12/15/19 (1)(2)	450	554
PSE&G Transition Funding LLC	6.890%	12/15/17 (1)	2,500	2,870

				3,424

Finance (8.9%)
Banking (5.1%)
Abbey National PLC	7.950%	10/26/29	3,550	4,622
ABN AMRO Bank NV	4.650%	6/4/18	2,250	2,151
Associates Corp. of North America	6.950%	11/1/18	1,150	1,337
Banc One Corp.	7.750%	7/15/25	2,000	2,485
Banc One Corp.	7.625%	10/15/26	4,350	5,326
Bank of America Corp.	5.375%	6/15/14	1,000	1,031
Bank of America Corp.	5.250%	12/1/15	5,500	5,583
Bank of America Corp.	5.625%	3/8/35	2,375	2,326
Barclays Bank PLC	6.278%	12/29/49	750	750
BB&T Corp.	5.200%	12/23/15	1,925	1,940
BB&T Corp.	4.900%	6/30/17	1,525	1,474
BB&T Corp.	5.250%	11/1/19	1,000	1,002
Citicorp Capital II	8.015%	2/15/27	450	484
Citigroup, Inc.	6.625%	6/15/32	2,000	2,291
Citigroup, Inc.	5.875%	2/22/33	2,150	2,242
Citigroup, Inc.	6.000%	10/31/33	2,200	2,333
Citigroup, Inc.	5.850%	12/11/34	2,300	2,420
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,600	3,142
Fifth Third Bank	4.500%	6/1/18	1,550	1,440
First Union Institutional Capital I	8.040%	12/1/26	500	536
Fleet Capital Trust II	7.920%	12/11/26	1,150	1,231
Fleet Financial Group, Inc.	6.875%	1/15/28	400	469
HSBC Bank USA	5.875%	11/1/34	2,525	2,609
HSBC Bank USA	5.625%	8/15/35	1,700	1,689
HSBC Holdings PLC	7.625%	5/17/32	1,050	1,325
HSBC Holdings PLC	7.350%	11/27/32	200	245
JPMorgan Capital Trust	5.875%	3/15/35	525	515
JPMorgan Capital Trust II	7.950%	2/1/27	500	536
JPMorgan Chase & Co.	5.150%	10/1/15	3,550	3,545
JPMorgan Chase & Co.	5.850%	8/1/35	825	803
Key Bank NA	6.950%	2/1/28	1,693	1,954
Marshall & Ilsley Bank	5.000%	1/17/17	1,000	982
Mellon Capital II	7.995%	1/15/27	2,100	2,257
National City Corp.	6.875%	5/15/19	1,700	1,950
NationsBank Corp.	6.800%	3/15/28	375	426
NB Capital Trust IV	8.250%	4/15/27	400	433
PNC Bank NA	4.875%	9/21/17	2,350	2,289
PNC Funding Corp.	5.250%	11/15/15	500	505
Royal Bank of Scotland Group PLC	7.648%	8/29/49 (3)	3,625	4,340
State Street Capital Trust	5.250%	10/15/18	1,000	1,000
SunTrust Banks, Inc.	5.200%	1/17/17	1,000	997
SunTrust Banks, Inc.	5.450%	12/1/17	1,350	1,375
SunTrust Capital II	7.900%	6/15/27	750	809
Swiss Bank Corp.	7.000%	10/15/15	1,000	1,151
Swiss Bank Corp.	7.375%	6/15/17	550	657
Synovus Financial Corp.	5.125%	6/15/17	750	730
Wachovia Bank NA	5.000%	8/15/15	275	273
Wachovia Corp.	6.605%	10/1/25	725	816
Wachovia Corp.	8.000%	12/15/26 (2)	2,300	2,462
Wachovia Corp.	7.500%	4/15/35	150	190
Wachovia Corp.	5.500%	8/1/35	2,600	2,537
Wachovia Corp.	6.550%	10/15/35	125	140
Washington Mutual Capital I	8.375%	6/1/27	1,250	1,356
Washington Mutual, Inc.	5.250%	9/15/17	1,450	1,421
Wells Fargo & Co.	5.125%	9/15/16	2,325	2,336
Wells Fargo & Co.	5.375%	2/7/35	1,450	1,430
Brokerage (0.9%)
Bear Stearns Co., Inc.	4.650%	7/2/18	1,075	1,015
Dean Witter, Discover & Co.	6.750%	10/15/13	200	221
Goldman Sachs Group, Inc.	6.125%	2/15/33	4,450	4,634
Goldman Sachs Group, Inc.	6.345%	2/15/34	4,100	4,263
Lehman Brothers Holdings, Inc.	5.875%	11/15/17	750	794
Merrill Lynch & Co., Inc.	6.500%	7/15/18	250	276
Merrill Lynch & Co., Inc.	6.875%	11/15/18	2,575	2,971
Morgan Stanley Dean Witter	7.250%	4/1/32	1,825	2,187
Finance Companies (0.8%)
Capital One Bank	5.250%	2/21/17	900	865
General Electric Capital Corp.	6.750%	3/15/32	9,800	11,528
SLM Corp.	5.050%	11/14/14	1,400	1,402
SLM Corp.	5.625%	8/1/33	950	988
Insurance (1.8%)
ACE Capital Trust II	9.700%	4/1/30	350	467
Aetna, Inc.	6.970%	8/15/36	1,000	1,182
Allstate Corp.	6.125%	12/15/32	1,250	1,302
Allstate Corp.	5.350%	6/1/33	750	702
Allstate Corp.	5.550%	5/9/35	1,525	1,467
American General Capital II	8.500%	7/1/30	700	939
American International Group, Inc.	5.050%	10/1/15 (2)	1,600	1,590
Aon Capital Trust	8.205%	1/1/27	1,075	1,233
Arch Capital Group Ltd.	7.350%	5/1/34	625	671
Assurant, Inc.	6.750%	2/15/34	850	916
AXA SA	8.600%	12/15/30	2,650	3,488
Cincinnati Financial Corp.	6.125%	11/1/34	1,000	1,035
Endurance Specialty Holdings	7.000%	7/15/34	700	725
GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	410
GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,350	1,391
GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	447
Genworth Financial, Inc.	4.950%	10/1/15	750	740
Genworth Financial, Inc.	6.500%	6/15/34	525	583
Hartford Life, Inc.	7.650%	6/15/27	400	495
Hartford Life, Inc.	7.375%	3/1/31	800	975
Loews Corp.	5.250%	3/15/16	500	486
Loews Corp.	6.000%	2/1/35	800	759
Marsh & McLennan Cos., Inc.	5.875%	8/1/33	400	366
MBIA, Inc.	5.700%	12/1/34	1,000	966
MetLife, Inc.	6.500%	12/15/32	1,825	2,009
MetLife, Inc.	6.375%	6/15/34	1,200	1,303
MetLife, Inc.	5.700%	6/15/35	1,250	1,239
Progressive Corp.	6.625%	3/1/29	1,000	1,129
Prudential Financial, Inc.	5.750%	7/15/33	1,000	1,001
Prudential Financial, Inc.	5.400%	6/13/35	350	333
Royal & Sun Alliance	8.950%	10/15/29	850	1,074
Travelers Property Casualty Corp.	6.375%	3/15/33	1,000	1,034
XL Capital Ltd.	6.375%	11/15/24	575	578
Real Estate Investment Trusts (0.2%)
EOP Operating LP	7.875%	7/15/31	1,150	1,401
ERP Operating LP	5.200%	4/1/13	500	501
ERP Operating LP	5.125%	3/15/16	475	469
Health Care REIT, Inc.	6.000%	11/15/13	300	303
HRPT Properties Trust	6.250%	8/15/16	750	792
Other (0.1%)
J. Paul Getty Trust	5.875%	10/1/33	750	788

				161,131

Industrial (22.9%)
Basic Industry (1.7%)
Alcan, Inc.	7.250%	3/15/31	1,250	1,505
Alcan, Inc.	6.125%	12/15/33	1,025	1,083
Aluminum Co. of America	6.750%	1/15/28	1,350	1,571
BHP Finance USA Ltd.	6.420%	3/1/26	1,000	1,123
Dow Chemical Co.	7.375%	11/1/29	2,025	2,469
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	800	934
Eastman Chemical Co.	7.250%	1/15/24	900	1,011
Eastman Chemical Co.	7.600%	2/1/27	300	353
Inco Ltd.	5.700%	10/15/15	700	715
Inco Ltd.	7.200%	9/15/32	400	472
International Paper Co.	5.250%	4/1/16	450	437
Lubrizol Corp.	6.500%	10/1/34	825	868
Monsanto Co.	5.500%	8/15/25 (2)	2,350	2,308
Newmont Mining	5.875%	4/1/35	1,100	1,080
Noranda, Inc.	6.000%	10/15/15	500	508
Noranda, Inc.	5.500%	6/15/17	1,250	1,215
Placer Dome, Inc.	6.450%	10/15/35	700	737
Rohm & Haas Co.	9.800%	4/15/20 (1)	413	530
Rohm & Haas Co.	7.850%	7/15/29	1,300	1,696
Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,765
Vale Overseas Ltd.	8.250%	1/17/34	1,125	1,271
Westvaco Corp.	8.200%	1/15/30	1,325	1,638
Westvaco Corp.	7.950%	2/15/31	400	485
Weyerhaeuser Co.	6.950%	8/1/17	350	380
Weyerhaeuser Co.	8.500%	1/15/25	600	739
Weyerhaeuser Co.	7.375%	3/15/32	2,750	3,120
Willamette Ind	7.850%	7/1/26	1,000	1,172
Capital Goods (2.2%)
Caterpillar, Inc.	7.300%	5/1/31	900	1,139
Caterpillar, Inc.	6.950%	5/1/42	1,425	1,757
CRH America Inc.	6.400%	10/15/33	750	823
Deere & Co.	8.100%	5/15/30	1,000	1,365
Emerson Electric Co.	5.000%	12/15/14	600	605
Emerson Electric Co.	6.000%	8/15/32	400	437
General Dynamics Corp.	5.375%	8/15/15	500	519
Lockheed Martin Corp.	7.750%	5/1/26	150	189
Lockheed Martin Corp.	8.500%	12/1/29	3,825	5,290
Masco Corp.	7.750%	8/1/29	550	692
Masco Corp.	6.500%	8/15/32	750	825
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	579
Northrop Grumman Corp.	7.750%	2/15/31	3,600	4,630
PACTIV Corp.	7.950%	12/15/25	1,000	1,182
Raytheon Co.	6.400%	12/15/18	500	551
Raytheon Co.	7.200%	8/15/27	1,250	1,491
Raytheon Co.	7.000%	11/1/28	1,000	1,174
Republic Services, Inc.	6.086%	3/15/35	725	741
The Boeing Co.	8.750%	8/15/21	300	407
The Boeing Co.	8.750%	9/15/31	850	1,219
The Boeing Co.	6.125%	2/15/33	800	876
The Boeing Co.	6.625%	2/15/38	1,050	1,210
TRW, Inc.	7.750%	6/1/29	250	319
Tyco International Group SA	7.000%	6/15/28	2,675	3,088
United Technologies Corp.	8.875%	11/15/19	545	730
United Technologies Corp.	6.700%	8/1/28	250	293
United Technologies Corp.	7.500%	9/15/29	1,875	2,392
United Technologies Corp.	5.400%	5/1/35	1,200	1,200
USA Waste Services, Inc.	7.000%	7/15/28	2,050	2,300
Waste Management, Inc.	7.750%	5/15/32	1,125	1,390
WMX Technologies Inc.	7.100%	8/1/26	125	141
Communication (6.8%)
Alltel Corp.	7.875%	7/1/32	2,125	2,636
America Movil SA de C.V	6.375%	3/1/35	2,100	2,037
Ameritech Capital Funding	6.550%	1/15/28	1,000	1,058
AT&T Wireless Services, Inc.	8.750%	3/1/31	4,225	5,682
BellSouth Capital Funding	7.875%	2/15/30	4,375	5,425
BellSouth Corp.	6.550%	6/15/34	2,475	2,657
BellSouth Corp.	6.000%	11/15/34	3,125	3,121
BellSouth Telecommunications	6.375%	6/1/28	900	940
British Telecommunications PLC	8.875%	12/15/30 (3)	4,725	6,409
CenturyTel Enterprises	6.875%	1/15/28	550	573
Cingular Wireless	7.125%	12/15/31	1,400	1,598
Clear Channel Communications, Inc.	5.500%	12/15/16	275	259
Clear Channel Communications, Inc.	7.250%	10/15/27	700	726
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,698	3,619
Comcast Cable Communications, Inc.	8.875%	5/1/17	1,000	1,271
Comcast Corp.	4.950%	6/15/16	2,925	2,803
Comcast Corp.	7.050%	3/15/33	1,375	1,526
Comcast Corp.	5.650%	6/15/35	700	652
Cox Communications, Inc.	5.500%	10/1/15	1,250	1,239
Deutsche Telekom International Finance	8.750%	6/15/30 (3)	6,925	8,935
France Telecom	8.500%	3/1/31 (3)	4,575	6,079
Grupo Televisa SA	6.625%	3/18/25	1,600	1,616
Grupo Televisa SA	8.500%	3/11/32	250	302
GTE Corp.	8.750%	11/1/21	900	1,154
GTE Corp.	6.940%	4/15/28	2,275	2,499
Knight Ridder, Inc.	5.750%	9/1/17	1,075	1,062
Koninklijke KPN NV	8.375%	10/1/30	1,575	2,027
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,826
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	478
News America Holdings, Inc.	8.000%	10/17/16	1,250	1,498
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,493
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,444
News America Inc.	6.550%	3/15/33	225	235
News America Inc.	6.200%	12/15/34	2,625	2,625
Pacific Bell	7.125%	3/15/26	550	616
SBC Communications, Inc.	5.625%	6/15/16	1,350	1,377
SBC Communications, Inc.	6.450%	6/15/34	2,025	2,137
SBC Communications, Inc.	6.150%	9/15/34	1,375	1,409
Sprint Capital Corp.	6.900%	5/1/19	1,050	1,176
Sprint Capital Corp.	6.875%	11/15/28	3,850	4,248
Sprint Capital Corp.	8.750%	3/15/32	5,050	6,763
TCI Communications, Inc.	7.875%	2/15/26	700	842
Telecom Italia Capital	5.250%	10/1/15	2,500	2,455
Telecom Italia Capital	6.375%	11/15/33	1,975	2,029
Telecom Italia Capital	6.000%	9/30/34 (2)	1,700	1,661
Telefonica Europe BV	8.250%	9/15/30	2,300	3,049
Thomson Corp.	5.500%	8/15/35	900	884
Time Warner Entertainment	8.375%	3/15/23	2,225	2,701
Time Warner Entertainment	8.375%	7/15/33	900	1,127
US Cellular	6.700%	12/15/33	950	966
Verizon Global Funding Corp.	7.750%	12/1/30	5,100	6,213
Verizon Global Funding Corp.	5.850%	9/15/35	850	834
Verizon Maryland, Inc.	5.125%	6/15/33	500	428
Verizon New York, Inc.	7.375%	4/1/32	650	711
Vodafone AirTouch PLC	7.875%	2/15/30	1,500	1,910
Vodafone Group PLC	4.625%	7/15/18	1,500	1,416
Vodafone Group PLC	6.250%	11/30/32	200	216
Consumer Cyclical (2.7%)
Chrysler Corp.	7.450%	3/1/27	1,550	1,668
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	3,850	4,667
Federated Department Stores, Inc.	6.790%	7/15/27	800	848
Federated Department Stores, Inc.	7.000%	2/15/28	600	651
Federated Department Stores, Inc.	6.900%	4/1/29	150	162
Harrah's Operating Co., Inc.	5.750%	10/1/17 (2)	1,575	1,545
Kohl's Corp.	6.000%	1/15/33	400	402
Limited Brands Inc.	6.950%	3/1/33	250	247
Lowe's Cos., Inc.	6.875%	2/15/28	550	651
Lowe's Cos., Inc.	6.500%	3/15/29	800	906
May Department Stores Co.	9.750%	2/15/21 (1)	31	38
May Department Stores Co.	6.650%	7/15/24	1,450	1,502
May Department Stores Co.	6.700%	7/15/34	825	858
Nordstrom, Inc.	6.950%	3/15/28	300	337
Pulte Homes, Inc.	7.875%	6/15/32	1,000	1,136
Pulte Homes, Inc.	6.375%	5/15/33	600	572
Pulte Homes, Inc.	6.000%	2/15/35	400	363
Target Corp.	7.000%	7/15/31	550	666
Target Corp.	6.350%	11/1/32	1,900	2,141
The Walt Disney Co.	7.000%	3/1/32	2,100	2,467
Time Warner, Inc.	9.150%	2/1/23	1,980	2,562
Time Warner, Inc.	7.570%	2/1/24	500	569
Time Warner, Inc.	6.625%	5/15/29	1,825	1,909
Time Warner, Inc.	7.625%	4/15/31	6,335	7,430
Time Warner, Inc.	7.700%	5/1/32	2,040	2,418
Viacom Inc.	4.625%	5/15/18	150	134
Viacom Inc.	7.875%	7/30/30	2,640	3,113
Viacom Inc.	5.500%	5/15/33	775	700
Wal-Mart Stores, Inc.	7.550%	2/15/30	2,500	3,183
Wal-Mart Stores, Inc.	5.250%	9/1/35	4,450	4,326
Consumer Noncyclical (4.1%)
Albertson's, Inc.	7.450%	8/1/29	1,175	1,010
Albertson's, Inc.	8.000%	5/1/31	1,300	1,180
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	600	635
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,625	3,134
Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	699
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,000	1,268
Archer-Daniels-Midland Co.	7.500%	3/15/27	350	432
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,375	2,818
Archer-Daniels-Midland Co.	5.375%	9/15/35	725	702
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,350	1,629
Bristol-Myers Squibb Co.	6.800%	11/15/26	239	280
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	236
C.R. Bard, Inc.	6.700%	12/1/26	500	572
CIGNA Corp.	7.875%	5/15/27	700	861
Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,625
Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	633
Coca-Cola Enterprises Inc.	7.000%	10/1/26	300	351
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,950	2,274
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,750	2,016
ConAgra Foods, Inc.	9.750%	3/1/21	750	1,032
ConAgra Foods, Inc.	7.125%	10/1/26	1,400	1,539
ConAgra Foods, Inc.	8.250%	9/15/30	950	1,200
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,218
Genentech Inc.	5.250%	7/15/35 (2)	1,025	992
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,350	1,371
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,325	1,696
H.J. Heinz Co.	6.750%	3/15/32 (3)	925	1,043
Johnson & Johnson	6.950%	9/1/29	500	625
Johnson & Johnson	4.950%	5/15/33	1,750	1,711
Kellogg Co.	7.450%	4/1/31	2,000	2,515
Kimberly-Clark Corp.	6.250%	7/15/18	675	751
Kraft Foods, Inc.	6.500%	11/1/31	2,150	2,385
Kroger Co.	7.700%	6/1/29	375	423
Kroger Co.	8.000%	9/15/29	1,425	1,660
Kroger Co.	7.500%	4/1/31	450	504
Merck & Co.	6.300%	1/1/26	500	533
Merck & Co.	6.400%	3/1/28	1,075	1,167
Merck & Co.	5.950%	12/1/28	550	566
Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,025	2,450
PepsiAmericas Inc.	5.000%	5/15/17	750	742
Pharmacia Corp.	6.500%	12/1/18 (3)	750	858
Pharmacia Corp.	6.600%	12/1/28 (3)	2,000	2,344
Philip Morris Cos., Inc.	7.750%	1/15/27	1,425	1,671
Procter & Gamble Co.	5.500%	2/1/34	450	458
Procter & Gamble Co.	5.800%	8/15/34	2,525	2,679
Procter & Gamble Co. ESOP	9.360%	1/1/21 (1)	2,505	3,290
Safeway, Inc.	7.250%	2/1/31	856	905
Sara Lee Corp.	6.125%	11/1/32	500	497
Schering-Plough Corp.	6.750%	12/1/33 (3)	1,950	2,247
Sysco Corp.	5.375%	9/21/35	1,000	996
Unilever Capital Corp.	5.900%	11/15/32	2,925	3,093
WellPoint, Inc.	5.950%	12/15/34	1,250	1,309
Wyeth	6.450%	2/1/24	1,225	1,346
Wyeth	6.500%	2/1/34	1,875	2,102
Energy (3.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,250	1,538
Amerada Hess Corp.	7.875%	10/1/29	3,175	3,880
Amerada Hess Corp.	7.125%	3/15/33	250	287
Anadarko Finance Co.	7.500%	5/1/31	1,775	2,191
Apache Finance Canada	7.750%	12/15/29	650	861
Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,206
Burlington Resources, Inc.	7.200%	8/15/31	300	364
Burlington Resources, Inc.	7.400%	12/1/31	1,675	2,081
Canadian Natural Resources	7.200%	1/15/32	600	702
Canadian Natural Resources	5.850%	2/1/35	1,050	1,040
Conoco Funding Co.	7.250%	10/15/31	400	505
Conoco, Inc.	6.950%	4/15/29	2,150	2,624
Devon Energy Corp.	7.950%	4/15/32	250	320
Devon Financing Corp.	7.875%	9/30/31	3,475	4,365
Encana Corp.	6.500%	8/15/34	1,975	2,222
Global Marine, Inc.	7.000%	6/1/28	800	944
Husky Energy Inc.	6.150%	6/15/19	510	534
Lasmo Inc.	7.300%	11/15/27	600	744
Marathon Oil Corp.	6.800%	3/15/32	1,000	1,152
Nexen, Inc.	7.875%	3/15/32	300	373
Nexen, Inc.	5.875%	3/10/35	1,850	1,813
Norsk Hydro	7.250%	9/23/27	2,175	2,689
Norsk Hydro	7.150%	1/15/29	1,000	1,230
Occidental Petroleum	7.200%	4/1/28	1,400	1,722
Petro-Canada	7.875%	6/15/26	150	186
Petro-Canada	7.000%	11/15/28	250	282
Petro-Canada	5.350%	7/15/33	1,650	1,512
Petro-Canada	5.950%	5/15/35	1,350	1,346
Pioneer Natural Resources Co.	5.875%	7/15/16	975	956
Pioneer Natural Resources Co.	7.200%	1/15/28	175	184
Suncor Energy, Inc.	7.150%	2/1/32	800	986
Suncor Energy, Inc.	5.950%	12/1/34	500	531
Talisman Energy, Inc.	7.250%	10/15/27	450	536
Texaco Capital, Inc.	9.750%	3/15/20	500	725
Tosco Corp.	7.800%	1/1/27	350	446
Tosco Corp.	8.125%	2/15/30	5,000	6,809
Transocean Sedco Forex, Inc.	7.500%	4/15/31	1,275	1,596
Union Oil Co. of California	7.500%	2/15/29	500	642
Valero Energy Corp.	7.500%	4/15/32	1,300	1,567
Technology (0.9%)
Dell Inc.	7.100%	4/15/28	500	603
Electronic Data Systems	7.450%	10/15/29	650	681
Harris Corp.	5.000%	10/1/15	700	690
International Business Machines Corp.	7.000%	10/30/25	1,050	1,253
International Business Machines Corp.	6.220%	8/1/27	4,475	4,918
International Business Machines Corp.	6.500%	1/15/28	1,800	2,037
International Business Machines Corp.	7.125%	12/1/96	400	487
Motorola, Inc.	7.500%	5/15/25	900	1,086
Motorola, Inc.	6.500%	9/1/25	975	1,062
Motorola, Inc.	6.500%	11/15/28	1,150	1,266
Pitney Bowes, Inc.	4.750%	1/15/16	750	732
Pitney Bowes, Inc.	4.750%	5/15/18	1,000	970
Science Applications International Corp.	5.500%	7/1/33	500	489
Transportation (1.5%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	234
Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,705
Canadian National Railway Co.	6.800%	7/15/18	1,025	1,184
Canadian National Railway Co.	6.250%	8/1/34	850	939
Canadian Pacific Rail	7.125%	10/15/31	1,325	1,606
CNF, Inc.	6.700%	5/1/34	700	732
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/17 (1)	2,644	2,558
Continental Airlines Enhanced Equipment Trust Certificates	6.900%	1/2/18 (1)	281	275
Continental Airlines Enhanced Equipment Trust Certificates	6.545%	2/2/19 (1)	905	883
CSX Corp.	7.900%	5/1/17	1,000	1,217
Federal Express Corp.	7.600%	7/1/97	1,000	1,202
Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,904
Norfolk Southern Corp.	9.750%	6/15/20	411	584
Norfolk Southern Corp.	5.590%	5/17/25	716	715
Norfolk Southern Corp.	7.800%	5/15/27	27	34
Norfolk Southern Corp.	5.640%	5/17/29	698	699
Norfolk Southern Corp.	7.250%	2/15/31	1,009	1,233
Norfolk Southern Corp.	7.050%	5/1/37	1,650	1,972
Norfolk Southern Corp.	7.900%	5/15/97	450	585
Southwest Airlines Co.	5.125%	3/1/17	650	612
Union Pacific Corp.	7.000%	2/1/16	550	624
Union Pacific Corp.	7.125%	2/1/28	1,000	1,184
Union Pacific Corp.	6.625%	2/1/29	1,275	1,428
United Parcel Service of America	8.375%	4/1/20	500	661
United Parcel Service of America	8.375%	4/1/30	500	693
Other (0.0%)
Rockwell International Corp.	6.700%	1/15/28	300	345

				411,628

Utilities (4.2%)
Electric (3.5%)
AEP Texas Central Co.	6.650%	2/15/33	1,450	1,607
Alabama Power Co.	5.500%	10/15/17	2,425	2,527
AmerenEnergy Generating	7.950%	6/1/32	1,750	2,252
Arizona Public Service Co.	5.500%	9/1/35	600	579
CenterPoint Energy Houston	5.750%	1/15/14	500	522
CenterPoint Energy Houston	6.950%	3/15/33	375	444
Cleveland Electric Illumination Co.	7.880%	11/1/17	250	309
Commonwealth Edison Co.	5.875%	2/1/33	250	250
Consolidated Edison, Inc.	5.300%	3/1/35	775	759
Constellation Energy Group, Inc.	7.600%	4/1/32	1,500	1,805
Consumers Energy Co.	5.500%	8/15/16	1,125	1,150
Consumers Energy Co.	5.650%	4/15/20	400	408
Detroit Edison Co.	5.700%	10/1/37	500	497
Dominion Resources, Inc.	6.750%	12/15/32	1,000	1,097
Dominion Resources, Inc.	6.300%	3/15/33	1,650	1,712
Dominion Resources, Inc.	5.950%	6/15/35	550	539
Dominion Resources, Inc. PUT	5.250%	8/1/33	250	249
DTE Energy Co.	6.375%	4/15/33	500	522
Duke Capital Corp.	8.000%	10/1/19	425	510
Duke Capital Corp.	6.750%	2/15/32	575	628
Duke Energy Corp.	5.300%	10/1/15	700	712
Duke Energy Corp.	6.000%	12/1/28	400	408
Duke Energy Corp.	6.450%	10/15/32	2,050	2,219
El Paso Electric Co.	6.000%	5/15/35	725	746
Exelon Corp.	5.625%	6/15/35	975	888
FirstEnergy Corp.	7.375%	11/15/31	3,175	3,738
Florida Power & Light Co.	5.950%	10/1/33	350	371
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,192
Florida Power & Light Co.	4.950%	6/1/35	775	711
Florida Power & Light Co.	5.400%	9/1/35	500	491
Jersey Central Power & Light	5.625%	5/1/16	675	702
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,091
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	389
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,900	2,512
NiSource Finance Corp.	5.250%	9/15/17	725	711
NiSource Finance Corp.	5.450%	9/15/20	725	708
Northern States Power Co.	5.250%	7/15/35	600	587
Ohio Power Co.	6.600%	2/15/33	400	448
Oncor Electric Delivery Co.	7.000%	9/1/22	1,350	1,512
Oncor Electric Delivery Co.	7.000%	5/1/32	900	1,036
Oncor Electric Delivery Co.	7.250%	1/15/33	525	623
Pacific Gas & Electric Co.	6.050%	3/1/34	5,450	5,677
PacifiCorp	7.700%	11/15/31	400	517
PacifiCorp	5.250%	6/15/35	1,150	1,097
Pepco Holdings, Inc.	7.450%	8/15/32	300	355
Progress Energy, Inc.	7.750%	3/1/31	1,150	1,373
Progress Energy, Inc.	7.000%	10/30/31	925	1,026
PSE&G Power LLC	5.500%	12/1/15	400	405
PSE&G Power LLC	8.625%	4/15/31	1,400	1,828
Puget Sound Energy Inc.	5.483%	6/1/35	825	801
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	583
South Carolina Electric & Gas Co.	5.300%	5/15/33	950	932
Southern California Edison Co.	5.000%	1/15/16	925	920
Southern California Edison Co.	6.650%	4/1/29	250	281
Southern California Edison Co.	6.000%	1/15/34	1,125	1,193
Southern California Edison Co.	5.750%	4/1/35	400	410
Southern California Edison Co.	5.350%	7/15/35	1,250	1,210
United Utilities PLC	5.375%	2/1/19	1,000	981
United Utilities PLC	6.875%	8/15/28	675	743
Wisconsin Electric Power Co.	5.625%	5/15/33	450	457
Natural Gas (0.7%)
Columbia Energy Group	7.620%	11/28/25	400	401
Consolidated Natural Gas	6.800%	12/15/27	500	564
Duke Energy Field Services	8.125%	8/16/30	500	648
Enbridge Energy Partners	4.900%	3/1/15	300	296
Enterprise Products Operating LP	6.875%	3/1/33	850	901
Enterprise Products Operating LP	6.650%	10/15/34	825	851
KeySpan Corp.	8.000%	11/15/30	650	890
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	608
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,160
Kinder Morgan Energy Partners LP	5.800%	3/15/35	550	528
KN Energy, Inc.	7.250%	3/1/28	1,250	1,424
Oneok Inc.	6.000%	6/15/35	975	979
San Diego Gas & Electric	5.350%	5/15/35	625	616
Southern Union Co.	7.600%	2/1/24	500	582
TGT Pipeline, LLC	5.500%	2/1/17	175	174
Trans-Canada Pipelines	4.000%	6/15/13	800	752
Trans-Canada Pipelines	5.600%	3/31/34	925	935

				74,259

TOTAL CORPORATE BONDS
(Cost $628,965)				650,442

SOVEREIGN BONDS (U.S. Dollar-Denominated) (5.0%)

Asian Development Bank	5.593%	7/16/18	2,200	2,374
China Development Bank	5.000%	10/15/15	1,500	1,481
Inter-American Development Bank	7.000%	6/15/25	750	940
International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,410
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,506
International Bank for Reconstruction & Development	4.750%	2/15/35	2,225	2,204
Korea Electric Power PUT	7.000%	2/1/27	750	867
Pemex Project Funding Master Trust	5.750%	12/15/15 (2)	3,350	3,317
Pemex Project Funding Master Trust	8.625%	2/1/22 (3)	2,500	3,050
Pemex Project Funding Master Trust	6.625%	6/15/35 (2)	1,000	984
Province of British Columbia	6.500%	1/15/26	1,500	1,785
Province of Manitoba	9.250%	4/1/20	1,500	2,144
Province of Nova Scotia	9.125%	5/1/21	1,280	1,840
Province of Quebec	4.875%	5/5/14	500	504
Province of Quebec	7.500%	7/15/23	600	774
Province of Quebec	7.125%	2/9/24	3,800	4,752
Province of Quebec	7.500%	9/15/29	2,000	2,666
Province of Saskatchewan	7.375%	7/15/13	600	709
Quebec Hydro Electric	7.500%	4/1/16	4,525	5,436
Quebec Hydro Electric	9.400%	2/1/21	1,480	2,163
Quebec Hydro Electric	8.400%	1/15/22	775	1,057
Quebec Hydro Electric	8.050%	7/7/24	750	1,016
Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,600
Republic of Finland	6.950%	2/15/26	195	246
Republic of Italy	6.875%	9/27/23	5,600	6,731
Republic of Italy	5.375%	6/15/33	4,200	4,295
Republic of South Africa	8.500%	6/23/17	900	1,145
United Mexican States	11.375%	9/15/16	1,250	1,844
United Mexican States	8.125%	12/30/19	8,975	10,882
United Mexican States	8.000%	9/24/22	4,000	4,840
United Mexican States	8.300%	8/15/31	7,250	9,044
United Mexican States	7.500%	4/8/33	1,000	1,157
United Mexican States	6.750%	9/27/34	3,875	4,108

TOTAL SOVEREIGN BONDS
(Cost $85,557)				90,871

TAXABLE MUNICIPAL BONDS (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/23	1,225	1,204
Illinois (Taxable Pension) GO	5.100%	6/1/33	15,650	15,442
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	500	517
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/29	1,250	1,612
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	30	29
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	570	549
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	647
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	2,007
Oregon School Board Assn	5.528%	6/30/28	1,500	1,559
Wisconsin Public Service Rev	5.700%	5/1/26	900	958

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $23,224)				24,524

TEMPORARY CASH INVESTMENT (1.0%)

Vanguard Market Liquidity Fund, 3.744%**			Shares
(Cost $17,823)			17,822,900	17,823

TOTAL INVESTMENTS (99.3%)
(Cost $1,718,631)				1,795,589

OTHER ASSETS AND LIABILITIES (0.7%)				12,613

NET ASSETS (100%)				1,808,202

  * The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $15,413,000, representing 0.9% of net assets.
(3) Adjustable-rate note.
GO-General Obligation Bond.
PUT-Put Option Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $1,718,631,000. Net unrealized appreciation of investment securities for tax purposes was $76,958,000, consisting of unrealized gains of $85,349,000 on securities that had risen in value since their purchase and $8,391,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund Schedule of Investments September 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (70.4%)

U.S. Government Securities (25.7%)
U.S. Treasury Bond	10.375%	11/15/2012	1,375	1,546
U.S. Treasury Bond	12.000%	8/15/2013	122,800	148,512
U.S. Treasury Bond	11.250%	2/15/2015	42,800	65,277
U.S. Treasury Bond	10.625%	8/15/2015	8,825	13,210
U.S. Treasury Bond	9.875%	11/15/2015	71,350	103,023
U.S. Treasury Bond	9.250%	2/15/2016	123,725	173,060
U.S. Treasury Bond	7.500%	11/15/2016	20,069	25,400
U.S. Treasury Bond	8.750%	5/15/2017	145,085	200,988
U.S. Treasury Bond	8.875%	8/15/2017	208,890	292,805
U.S. Treasury Bond	8.875%	2/15/2019	164,950	236,291
U.S. Treasury Bond	8.125%	8/15/2019	208,520	284,728
U.S. Treasury Bond	8.500%	2/15/2020	210,700	297,580
U.S. Treasury Bond	8.750%	5/15/2020	40,575	58,561
U.S. Treasury Bond	8.750%	8/15/2020	15,800	22,866
U.S. Treasury Bond	7.875%	2/15/2021	105,012	142,866
U.S. Treasury Bond	8.125%	5/15/2021	3,175	4,418
U.S. Treasury Bond	8.125%	8/15/2021	197,225	275,068
U.S. Treasury Bond	8.000%	11/15/2021	86,120	119,223
U.S. Treasury Bond	7.625%	11/15/2022	137,830	186,565
U.S. Treasury Bond	7.125%	2/15/2023	5,200	6,747
U.S. Treasury Bond	6.250%	8/15/2023	525	628
U.S. Treasury Bond	6.875%	8/15/2025	33,025	42,571
U.S. Treasury Bond	6.000%	2/15/2026	500	590
U.S. Treasury Bond	6.750%	8/15/2026	24,460	31,355
U.S. Treasury Bond	6.500%	11/15/2026	775	969
U.S. Treasury Bond	6.625%	2/15/2027	17,125	21,741
U.S. Treasury Bond	6.375%	8/15/2027	51,800	64,200
U.S. Treasury Bond	5.250%	11/15/2028	3,710	4,044
U.S. Treasury Bond	6.125%	8/15/2029	72,275	87,995
U.S. Treasury Bond	6.250%	5/15/2030	18,550	23,031
U.S. Treasury Note	4.625%	5/15/2006	700	702
U.S. Treasury Note	2.750%	7/31/2006	37,700	37,294
U.S. Treasury Note	2.375%	8/15/2006	62,000	61,099
U.S. Treasury Note	2.500%	9/30/2006	65,125	64,108
U.S. Treasury Note	6.500%	10/15/2006	38,550	39,454
U.S. Treasury Note	2.875%	11/30/2006	368,250	362,958
U.S. Treasury Note	3.000%	12/31/2006	292,125	287,971
U.S. Treasury Note	3.125%	1/31/2007	133,225	131,414
U.S. Treasury Note	3.750%	3/31/2007	301,475	299,543
U.S. Treasury Note	3.625%	4/30/2007	245,875	243,763
U.S. Treasury Note	3.125%	5/15/2007	164,875	162,169
U.S. Treasury Note	3.500%	5/31/2007	75,000	74,180
U.S. Treasury Note	3.625%	6/30/2007	375,400	371,762
U.S. Treasury Note	2.750%	8/15/2007	146,125	142,427
U.S. Treasury Note	6.125%	8/15/2007	87,025	90,057
U.S. Treasury Note	3.375%	2/15/2008	68,825	67,578
U.S. Treasury Note	3.750%	5/15/2008	58,800	58,166
U.S. Treasury Note	5.625%	5/15/2008	163,445	169,166
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,136
U.S. Treasury Note	3.125%	10/15/2008	5,125	4,969
U.S. Treasury Note	3.375%	11/15/2008	32,725	31,943
U.S. Treasury Note	3.375%	12/15/2008	106,750	104,149
U.S. Treasury Note	3.250%	1/15/2009	300,875	292,177
U.S. Treasury Note	3.000%	2/15/2009	28,875	27,792
U.S. Treasury Note	2.625%	3/15/2009	43,875	41,668
U.S. Treasury Note	3.125%	4/15/2009	226,300	218,380
U.S. Treasury Note	3.875%	5/15/2009	9,575	9,470
U.S. Treasury Note	4.000%	6/15/2009	34,150	33,910
U.S. Treasury Note	3.625%	7/15/2009	120,300	117,875
U.S. Treasury Note	3.500%	8/15/2009	83,150	81,045
U.S. Treasury Note	6.000%	8/15/2009	69,150	73,537
U.S. Treasury Note	3.375%	10/15/2009	321,975	311,965
U.S. Treasury Note	3.500%	12/15/2009	81,725	79,491
U.S. Treasury Note	6.500%	2/15/2010	278,675	303,669
U.S. Treasury Note	4.000%	3/15/2010	80,025	79,300
U.S. Treasury Note	3.875%	5/15/2010	38,800	38,230
U.S. Treasury Note	3.625%	6/15/2010	22,000	21,440
U.S. Treasury Note	3.875%	7/15/2010	271,125	266,931
U.S. Treasury Note	4.125%	8/15/2010	5,975	5,946
U.S. Treasury Note	5.750%	8/15/2010	8,150	8,691
U.S. Treasury Note	5.000%	8/15/2011	11,625	12,077
U.S. Treasury Note	4.875%	2/15/2012	59,650	61,645
U.S. Treasury Note	3.875%	2/15/2013	159,875	155,779
U.S. Treasury Note	4.250%	8/15/2013	395,002	393,643
U.S. Treasury Note	4.250%	11/15/2013	319,800	318,502
U.S. Treasury Note	4.750%	5/15/2014	1,225	1,262

				8,697,291

Agency Bonds and Notes (10.4%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	15,500	15,270
* Federal Farm Credit Bank	2.250%	9/1/2006	12,980	12,751
* Federal Farm Credit Bank	3.250%	6/15/2007	35,625	34,970
* Federal Farm Credit Bank	3.000%	12/17/2007	6,850	6,649
* Federal Farm Credit Bank	3.375%	7/15/2008	9,075	8,826
* Federal Farm Credit Bank	3.750%	1/15/2009	10,100	9,882
* Federal Farm Credit Bank	4.125%	4/15/2009	9,300	9,196
* Federal Farm Credit Bank	4.125%	7/17/2009	3,000	2,961
* Federal Home Loan Bank	6.375%	8/15/2006	500	509
* Federal Home Loan Bank	4.875%	11/15/2006	9,775	9,830
* Federal Home Loan Bank	4.250%	4/16/2007	165,500	165,177
* Federal Home Loan Bank	6.500%	8/15/2007	63,810	66,192
* Federal Home Loan Bank	3.875%	9/14/2007	855	847
* Federal Home Loan Bank	4.125%	10/19/2007	45,900	45,655
* Federal Home Loan Bank	3.625%	1/15/2008	168,000	165,152
* Federal Home Loan Bank	4.125%	4/18/2008	40,000	39,736
* Federal Home Loan Bank	5.800%	9/2/2008	15,000	15,555
* Federal Home Loan Bank	5.865%	9/2/2008	44,070	45,777
* Federal Home Loan Bank	3.625%	11/14/2008	7,500	7,323
* Federal Home Loan Bank	5.790%	4/27/2009	900	939
* Federal Home Loan Bank	7.625%	5/14/2010	75,200	84,868
* Federal Home Loan Bank	5.750%	5/15/2012	91,575	97,488
* Federal Home Loan Bank	4.500%	11/15/2012	46,100	45,778
* Federal Home Loan Bank	4.500%	9/16/2013	5,000	4,964
* Federal Home Loan Bank	5.250%	6/18/2014	40,000	41,764
* Federal Home Loan Mortgage Corp.	2.750%	10/15/2006	105,000	103,339
* Federal Home Loan Mortgage Corp.	2.875%	12/15/2006	20,000	19,658
* Federal Home Loan Mortgage Corp.	2.375%	2/15/2007	30,000	29,213
* Federal Home Loan Mortgage Corp.	4.875%	3/15/2007	55,065	55,449
* Federal Home Loan Mortgage Corp.	3.625%	2/15/2008	40,000	39,299
* Federal Home Loan Mortgage Corp.	2.750%	3/15/2008	25	24
* Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	183,055	188,995
* Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	80,000	78,872
* Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	15,000	15,288
* Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,054
* Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	37,340	40,145
* Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	73,925	81,221
* Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	131,147	130,490
* Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	19,433	21,410
* Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	14,757	15,551
* Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	10,000	10,717
* Federal Home Loan Mortgage Corp.	6.375%	8/1/2011	3,130	3,171
* Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	41,745	42,968
* Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	27,500	27,337
* Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	22,775	21,754
* Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	15,100	14,993
* Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	20,025	20,369
* Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	10	10
* Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	40,000	41,061
* Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	23,900	23,670
* Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	15,000	18,764
* Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	53,350	67,435
* Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	95	113
* Federal National Mortgage Assn	2.000%	1/15/2006	25	25
* Federal National Mortgage Assn	2.625%	11/15/2006	70,000	68,695
* Federal National Mortgage Assn	4.750%	1/2/2007	305	306
* Federal National Mortgage Assn	5.000%	1/15/2007	88,385	89,076
* Federal National Mortgage Assn	3.625%	3/15/2007	110,000	108,842
* Federal National Mortgage Assn	7.125%	3/15/2007	95,000	98,620
* Federal National Mortgage Assn	5.250%	4/15/2007	50,000	50,637
* Federal National Mortgage Assn	6.625%	10/15/2007	46,000	47,986
* Federal National Mortgage Assn	3.250%	11/15/2007	20	20
* Federal National Mortgage Assn	3.250%	1/15/2008	75	73
* Federal National Mortgage Assn	6.000%	5/15/2008	46,310	48,083
* Federal National Mortgage Assn	3.875%	7/15/2008	59,000	58,146
* Federal National Mortgage Assn	3.250%	8/15/2008	150	145
* Federal National Mortgage Assn	5.250%	1/15/2009	61,700	63,166
* Federal National Mortgage Assn	3.250%	2/15/2009	10	10
* Federal National Mortgage Assn	4.250%	5/15/2009	30,000	29,769
* Federal National Mortgage Assn	6.375%	6/15/2009	51,087	54,311
* Federal National Mortgage Assn	6.625%	9/15/2009	128,315	137,955
* Federal National Mortgage Assn	7.250%	1/15/2010	85,665	94,687
* Federal National Mortgage Assn	7.125%	6/15/2010	25	28
* Federal National Mortgage Assn	6.625%	11/15/2010	400	437
* Federal National Mortgage Assn	6.250%	2/1/2011	16,840	18,019
* Federal National Mortgage Assn	6.000%	5/15/2011	47,500	50,815
* Federal National Mortgage Assn	5.375%	11/15/2011	9,250	9,640
* Federal National Mortgage Assn	6.125%	3/15/2012	98,980	107,286
* Federal National Mortgage Assn	4.375%	3/15/2013	40	39
* Federal National Mortgage Assn	4.625%	5/1/2013	17,575	17,274
* Federal National Mortgage Assn	4.625%	10/15/2013	34,025	34,040
* Federal National Mortgage Assn	5.125%	1/2/2014	4,175	4,244
* Federal National Mortgage Assn	5.000%	4/15/2015	17,575	18,047
* Federal National Mortgage Assn	4.375%	10/15/2015	8,250	8,078
* Federal National Mortgage Assn	8.200%	3/10/2016	50	64
* Federal National Mortgage Assn	6.250%	5/15/2029	1,375	1,622
* Federal National Mortgage Assn	7.125%	1/15/2030	805	1,051
* Federal National Mortgage Assn	7.250%	5/15/2030	94,101	124,539
* Federal National Mortgage Assn	6.625%	11/15/2030	8,110	10,051
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	32,875	36,270
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	733
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	396
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	167
Small Business Administration Variable Rate Interest Only Custodial Receipts	2.719%	7/15/2017	4,449	222
(U.S. Government Guaranteed)
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,725	6,175
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	4,050	4,370
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,100	3,341
* Tennessee Valley Auth	5.375%	11/13/2008	32,175	33,037
* Tennessee Valley Auth	7.125%	5/1/2030	34,850	45,499
* Tennessee Valley Auth	4.650%	6/15/2035	4,775	4,497

				3,542,962

Mortgage-Backed Securities (34.3%)
Conventional Mortgage-Backed Securities (34.3%)
* Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-10/1/2020 (1)	209,060	202,621
* Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-10/1/2035 (1)	671,892	655,768
* Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-10/1/2035 (1)	1,482,918	1,461,062
* Federal Home Loan Mortgage Corp.	5.500%	12/1/2005-10/1/2035 (1)	1,211,455	1,214,805
* Federal Home Loan Mortgage Corp.	6.000%	1/1/2006-10/1/2035 (1)	470,995	480,372
* Federal Home Loan Mortgage Corp.	6.500%	4/1/2007-10/1/2035 (1)	241,837	248,952
* Federal Home Loan Mortgage Corp.	7.000%	12/1/2006-10/1/2035 (1)	82,949	86,601
* Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-2/1/2032 (1)	22,531	23,767
* Federal Home Loan Mortgage Corp.	8.000%	7/1/2006-1/1/2032 (1)	16,166	17,219
* Federal Home Loan Mortgage Corp.	8.500%	7/1/2006-7/1/2031 (1)	2,622	2,814
* Federal Home Loan Mortgage Corp.	9.000%	8/1/2006-3/1/2031 (1)	1,955	2,133
* Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025 (1)	516	562
* Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025 (1)	122	133
* Federal Home Loan Mortgage Corp.	10.500%	12/1/2015 (1)	1	1
* Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019 (1)	157,101	151,855
* Federal National Mortgage Assn	4.500%	2/1/2010-9/1/2035 (1)	689,401	672,241
* Federal National Mortgage Assn	5.000%	9/1/2009-10/1/2035 (1)	1,819,726	1,791,835
* Federal National Mortgage Assn	5.500%	11/1/2008-10/1/2035 (1)	1,991,015	1,994,564
* Federal National Mortgage Assn	6.000%	7/1/2008-9/1/2035 (1)	780,342	795,004
* Federal National Mortgage Assn	6.500%	3/1/2008-8/1/2035 (1)	321,828	331,505
* Federal National Mortgage Assn	7.000%	10/1/2007-8/1/2035 (1)	115,765	121,150
* Federal National Mortgage Assn	7.500%	9/1/2007-12/1/2032 (1)	32,554	34,397
* Federal National Mortgage Assn	8.000%	11/1/2006-9/1/2031 (1)	9,085	9,685
* Federal National Mortgage Assn	8.500%	4/1/2006-5/1/2032 (1)	3,454	3,704
* Federal National Mortgage Assn	9.000%	7/1/2017-8/1/2030 (1)	780	852
* Federal National Mortgage Assn	9.500%	12/1/2005-11/1/2025 (1)	971	1,062
* Federal National Mortgage Assn	10.000%	10/1/2016-11/1/2019 (1)	234	255
* Federal National Mortgage Assn	10.500%	5/1/2010-8/1/2020 (1)	33	36
* Federal National Mortgage Assn	11.000%	9/1/2019 (1)	19	21
Government National Mortgage Assn	4.000%	8/15/2018-9/15/2018 (1)	3,206	3,098
Government National Mortgage Assn	4.500%	6/15/2018-10/1/2035 (1)	45,571	44,356
Government National Mortgage Assn	5.000%	11/15/2017-10/1/2035 (1)	287,162	285,158
Government National Mortgage Assn	5.500%	3/15/2015-10/1/2035 (1)	456,515	461,260
Government National Mortgage Assn	6.000%	3/15/2009-10/1/2035 (1)	259,339	265,844
Government National Mortgage Assn	6.500%	10/15/2007-10/1/2035 (1)	142,403	148,210
Government National Mortgage Assn	7.000%	11/15/2007-10/15/2032 (1)	51,573	54,261
Government National Mortgage Assn	7.250%	9/15/2025 (1)	57	61
Government National Mortgage Assn	7.500%	2/15/2007-6/15/2032 (1)	20,251	21,484
Government National Mortgage Assn	7.750%	2/15/2030 (1)	13	14
Government National Mortgage Assn	8.000%	8/15/2007-12/15/2030 (1)	13,172	14,102
Government National Mortgage Assn	8.500%	5/15/2010-3/15/2031 (1)	3,086	3,316
Government National Mortgage Assn	9.000%	10/15/2008-3/15/2031 (1)	6,414	6,982
Government National Mortgage Assn	9.500%	5/15/2016-9/15/2030 (1)	1,338	1,472
Government National Mortgage Assn	10.000%	2/15/2018-2/15/2025 (1)	556	610
Government National Mortgage Assn	10.500%	7/15/2015-4/15/2025 (1)	345	382
Government National Mortgage Assn	11.000%	1/15/2010-6/15/2019 (1)	122	134
Government National Mortgage Assn	11.500%	3/15/2010-4/15/2016 (1)	60	67
Non-Conventional Mortgage-Backed Securities (0.0%)
Government National Mortgage Assn	7.900%	2/15/2021 (1)	10	11
Government National Mortgage Assn	4.375%	6/20/2029 (1)	1,744	1,757

				11,617,555

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $23,776,752)				23,857,808

CORPORATE BONDS (26.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.7%)
American Express Credit Account Master Trust	3.908%	9/15/2008 (1)(3)	14,643	14,653
American Express Credit Account Master Trust	3.898%	10/15/2008 (1)(3)	22,000	22,011
American Express Credit Account Master Trust	3.888%	12/15/2008 (1)(3)	35,100	35,126
BA Master Credit Card Trust	3.888%	6/15/2008 (1)(3)	60,700	60,745
Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035 (1)	20,000	20,762
Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036 (1)	9,000	9,579
Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043 (1)	2,690	2,729
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033 (1)	9,900	10,245
Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038 (1)	20,000	19,969
Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039 (1)	10,000	9,818
Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040 (1)	9,000	8,857
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008 (1)	14,055	14,215
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008 (1)	2,582	2,612
Capital One Master Trust	3.908%	1/15/2009 (1)(3)	144,000	144,077
Capital One Master Trust	5.300%	6/15/2009 (1)	6,813	6,867
Capital One Master Trust	3.958%	10/15/2010 (1)(3)	10,000	10,035
Capital One Multi-Asset Execution Trust	4.158%	1/15/2009 (1)(3)	10,480	10,496
Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030 (1)	19,325	20,058
Chase Credit Card Master Trust	3.818%	4/15/2008 (1)(3)	17,000	17,001
Chase Credit Card Master Trust	3.908%	6/16/2008 (1)(3)	89,000	89,058
Chase Credit Card Master Trust	3.898%	3/16/2009 (1)(3)	6,000	6,011
CIT Group Home Equity Loan Trust	6.200%	2/25/2030 (1)	1,790	1,809
Citibank Credit Card Issuance Trust	2.500%	4/7/2008 (1)	16,626	16,483
Citibank Credit Card Issuance Trust	5.650%	6/16/2008 (1)	5,150	5,195
Citibank Credit Card Issuance Trust	4.950%	2/9/2009 (1)	43,650	43,910
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,250	1,300
Citibank Omni-S Master Trust	4.018%	9/16/2010 (1)(3)	36,500	36,596
Citibank Omni-S Master Trust	3.998%	12/16/2011 (1)(2)(3)	20,065	20,112
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	18,025	22,194
COMED Transitional Funding Trust	5.630%	6/25/2009 (1)	399	403
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(2)	16,012	17,132
Countrywide Home Loans	4.078%	5/25/2033 (1)	18,339	18,091
Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041 (1)	20,000	21,479
DaimlerChrysler Master Owner Trust	3.803%	11/15/2007 (1)(3)	22,500	22,499
DaimlerChrysler Master Owner Trust	3.818%	2/15/2008 (1)(3)	49,350	49,368
DaimlerChrysler Master Owner Trust	3.793%	1/15/2009 (1)(3)	19,000	19,010
Detroit Edison Securitization Funding LLC	5.875%	3/1/2010 (1)	770	784
Discover Card Master Trust I	3.918%	9/15/2008 (1)(3)	22,000	22,010
Discover Card Master Trust I	3.878%	11/17/2009 (1)(3)	14,300	14,324
DLJ Commercial Mortgage Corp.	6.410%	2/18/2031 (1)	16,667	17,141
Federal Housing Administration	7.430%	10/1/2020	31	34
First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033 (1)	12,550	13,424
First USA Credit Card Master Trust	3.939%	9/19/2008 (1)(3)	3,000	3,001
Ford Credit Auto Owner Trust	3.130%	11/15/2006 (1)	1,091	1,090
Ford Credit Auto Owner Trust	4.300%	8/15/2009 (1)	14,600	14,530
Ford Credit Floor Plan Master Owner Trust	3.908%	7/15/2008 (1)(3)	74,455	74,525
GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033 (1)	17,000	18,337
GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033 (1)	3,000	3,193
GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035 (1)	3,250	3,363
GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035 (1)	12,200	13,051
GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037 (1)	1,340	1,360
GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037 (1)	20,000	20,250
GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033 (1)	20,000	20,685
GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033 (1)	12,000	13,165
GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034 (1)	14,085	15,125
GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034 (1)	16,500	17,943
GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035 (1)	10,012	10,386
GMAC Mortgage Corp. Loan Trust	3.940%	3/25/2035 (1)(3)	41,000	41,004
Gracechurch Card Funding PLC	3.818%	8/15/2008 (1)(3)	28,500	28,515
GS Mortgage Securities Corp. II	4.608%	1/10/2040 (1)	20,000	19,652
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	6,800	6,809
Honda Auto Receivables Owner Trust	2.910%	10/20/2008 (1)	17,000	16,705
Household Credit Card Master Note Trust I	3.898%	7/15/2008 (1)(3)	7,500	7,500
Household Credit Card Master Note Trust I	3.908%	8/15/2008 (1)(3)	63,975	63,980
Household Credit Card Master Note Trust I	3.928%	10/15/2008 (1)(3)	10,000	10,005
Household Private Label Credit Card Master Trust	4.038%	9/15/2009 (1)(3)	4,950	4,951
JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033 (1)	20,000	21,338
JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034 (1)	11,000	11,126
JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037 (1)	15,000	15,008
JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037 (1)	1,790	1,828
JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037 (1)	12,180	12,438
LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031 (1)	26,237	27,713
LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026 (1)	20,000	21,970
LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030 (1)	8,190	8,752
M&I Auto Loan Trust	3.040%	10/20/2008 (1)	7,182	7,134
MBNA Credit Card Master Note Trust	3.818%	8/15/2008 (1)(3)	101,455	101,469
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	45,800	46,093
MBNA Credit Card Master Note Trust	3.878%	8/17/2009 (1)(3)	27,140	27,180
MBNA Credit Card Master Note Trust	4.300%	2/15/2011 (1)	21,775	21,657
MBNA Master Credit Card Trust	4.028%	8/15/2008 (1)(3)	19,030	19,054
MBNA Master Credit Card Trust	3.948%	12/15/2008 (1)(3)	25,000	25,038
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	17,459	19,008
Morgan Stanley Capital I	6.520%	3/15/2030 (1)	3,117	3,203
Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033 (1)	5,000	5,373
Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033 (1)	5,000	5,359
Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035 (1)	20,000	20,012
Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035 (1)	5,000	5,366
Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036 (1)	1,340	1,326
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	22,500	22,244
Nissan Auto Receivables Owner Trust	3.330%	1/15/2008 (1)	17,253	17,163
Nissan Auto Receivables Owner Trust	4.190%	7/15/2009 (1)	19,900	19,771
PECO Energy Transition Trust	6.130%	3/1/2009 (1)	450	466
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	8,625	8,478
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	1,538	1,549
PP&L Transition Bond Co. LLC	7.150%	6/25/2009 (1)	850	900
PSE&G Transition Funding LLC	6.890%	12/15/2017 (1)	19,800	22,734
Public Service New Hampshire Funding LLC	5.730%	11/1/2010 (1)	636	648
Residential Asset Securities Corp.	7.150%	7/25/2030 (1)	618	622
Residential Asset Securities Corp.	6.489%	10/25/2030 (1)	720	722
Salomon Brothers Mortgage Securities VII	4.132%	9/25/2033 (1)	38,853	38,248
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006 (1)	308	307
USAA Auto Owner Trust	2.930%	7/16/2007 (1)	2,180	2,171
Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034 (1)	3,000	2,927
Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034 (1)	900	899
Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035 (1)	900	891
WFS Financial Owner Trust	4.500%	2/20/2010 (1)	11,879	11,883
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	32,900	32,486

				1,939,901

Finance (8.2%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/2029	12,815	16,686
AmSouth Bank NA	5.200%	4/1/2015	6,700	6,731
Associates Corp. of North America	6.950%	11/1/2018	350	407
Banc One Corp.	7.625%	10/15/2026	1,550	1,898
Bank of America Corp.	5.250%	2/1/2007	19,950	20,142
Bank of America Corp.	3.250%	8/15/2008	15,000	14,450
Bank of America Corp.	3.375%	2/17/2009	3,000	2,884
Bank of America Corp.	7.800%	2/15/2010	1,900	2,124
Bank of America Corp.	4.250%	10/1/2010	5,900	5,779
Bank of America Corp.	4.375%	12/1/2010	1,750	1,716
Bank of America Corp.	7.400%	1/15/2011	11,835	13,221
Bank of America Corp.	6.250%	4/15/2012	1,000	1,075
Bank of America Corp.	4.875%	1/15/2013	1,340	1,337
Bank of America Corp.	4.750%	8/15/2013	960	948
Bank of America Corp.	5.375%	6/15/2014	7,800	8,038
Bank of America Corp.	4.750%	8/1/2015	4,575	4,480
Bank of America Corp.	5.250%	12/1/2015	9,300	9,440
Bank of America Corp.	5.625%	3/8/2035	6,525	6,392
Bank of New York Co., Inc.	3.750%	2/15/2008	10,345	10,127
Bank of New York Co., Inc.	4.950%	3/15/2015	8,025	7,954
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,050	9,183
Bank One Corp.	6.000%	8/1/2008	900	932
Bank One Corp.	6.000%	2/17/2009	110	114
Bank One Corp.	7.875%	8/1/2010	22,655	25,500
Bank One Corp.	5.900%	11/15/2011	3,225	3,378
Bank One Texas	6.250%	2/15/2008	2,100	2,177
BankAmerica Capital II	8.000%	12/15/2026	500	536
BankAmerica Corp.	6.625%	10/15/2007	7,500	7,803
BankAmerica Corp.	5.875%	2/15/2009	3,325	3,452
BankBoston NA	6.375%	4/15/2008	9,200	9,583
Barclays Bank PLC	6.278%	12/29/2049	3,520	3,522
BB&T Corp.	6.500%	8/1/2011	3,040	3,287
BB&T Corp.	4.750%	10/1/2012	3,050	3,031
BB&T Corp.	5.200%	12/23/2015	5,475	5,519
BB&T Corp.	4.900%	6/30/2017	325	314
BB&T Corp.	5.250%	11/1/2019	5,850	5,863
BSCH Issuances Ltd.	7.625%	9/14/2010	12,375	13,887
Citicorp Capital II	8.015%	2/15/2027	1,300	1,399
Citigroup, Inc.	6.500%	2/15/2008	8,250	8,611
Citigroup, Inc.	6.200%	3/15/2009	140	147
Citigroup, Inc.	4.250%	7/29/2009	13,080	12,891
Citigroup, Inc.	4.125%	2/22/2010	20,345	19,881
Citigroup, Inc.	4.625%	8/3/2010	15,325	15,226
Citigroup, Inc.	6.500%	1/18/2011	5,895	6,354
Citigroup, Inc.	6.000%	2/21/2012	7,600	8,066
Citigroup, Inc.	5.625%	8/27/2012	8,240	8,577
Citigroup, Inc.	5.125%	5/5/2014	4,250	4,305
Citigroup, Inc.	5.000%	9/15/2014	14,733	14,735
Citigroup, Inc.	4.700%	5/29/2015	4,200	4,092
Citigroup, Inc.	6.625%	6/15/2032	6,475	7,418
Citigroup, Inc.	5.875%	2/22/2033	5,925	6,177
Citigroup, Inc.	6.000%	10/31/2033	3,800	4,031
Citigroup, Inc.	5.850%	12/11/2034	2,175	2,288
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	38,075	38,800
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	2,110	2,113
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,568
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,600	1,597
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	15,075	15,092
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,550	8,038
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,500	3,794
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,275	5,435
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,350	4,378
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	6,925	6,796
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	700	696
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,100	4,955
Deutsche Bank Financial LLC	5.375%	3/2/2015	6,075	6,236
Fifth Third Bank	4.200%	2/23/2010	5,000	4,914
Fifth Third Bank	4.750%	2/1/2015	11,925	11,645
Fifth Third Bank	4.500%	6/1/2018	2,250	2,090
First Tennessee Bank	5.050%	1/15/2015	1,875	1,845
First Union Institutional Capital I	8.040%	12/1/2026	1,900	2,035
FirstStar Bank	7.125%	12/1/2009	2,810	3,059
Fleet Boston Financial Corp.	4.875%	12/1/2006	21,800	21,900
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,550	3,490
Fleet Capital Trust II	7.920%	12/11/2026	2,640	2,826
Golden West Financial Corp.	4.125%	8/15/2007	10,650	10,550
Golden West Financial Corp.	4.750%	10/1/2012	340	337
GreenPoint Financial Corp.	3.200%	6/6/2008	340	327
HSBC Bank PLC	6.950%	3/15/2011	11,500	12,562
HSBC Bank USA	4.625%	4/1/2014	1,250	1,216
HSBC Bank USA	5.875%	11/1/2034	3,100	3,204
HSBC Bank USA	5.625%	8/15/2035	10,025	9,960
HSBC Holdings PLC	7.500%	7/15/2009	3,240	3,546
HSBC Holdings PLC	5.250%	12/12/2012	4,040	4,130
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,578
HSBC Holdings PLC	7.350%	11/27/2032	2,565	3,146
J.P. Morgan, Inc.	6.875%	1/15/2007	11,000	11,312
J.P. Morgan, Inc.	6.700%	11/1/2007	600	623
JPMorgan Capital Trust	5.875%	3/15/2035	2,225	2,181
JPMorgan Capital Trust II	7.950%	2/1/2027	1,100	1,180
JPMorgan Chase & Co.	5.350%	3/1/2007	800	808
JPMorgan Chase & Co.	5.500%	3/26/2007	18,290	18,547
JPMorgan Chase & Co.	5.250%	5/30/2007	4,010	4,059
JPMorgan Chase & Co.	3.700%	1/15/2008	13,640	13,373
JPMorgan Chase & Co.	4.000%	2/1/2008	6,025	5,944
JPMorgan Chase & Co.	3.625%	5/1/2008	6,075	5,931
JPMorgan Chase & Co.	3.500%	3/15/2009	9,050	8,707
JPMorgan Chase & Co.	6.750%	2/1/2011	15	16
JPMorgan Chase & Co.	4.500%	1/15/2012	12,350	12,132
JPMorgan Chase & Co.	6.625%	3/15/2012	3,375	3,676
JPMorgan Chase & Co.	5.750%	1/2/2013	3,200	3,346
JPMorgan Chase & Co.	4.875%	3/15/2014	2,500	2,459
JPMorgan Chase & Co.	5.125%	9/15/2014	19,525	19,548
JPMorgan Chase & Co.	4.750%	3/1/2015	4,700	4,558
JPMorgan Chase & Co.	5.150%	10/1/2015	7,950	7,939
JPMorgan Chase & Co.	5.850%	8/1/2035	2,950	2,873
Key Bank NA	5.000%	7/17/2007	3,831	3,850
Key Bank NA	4.412%	3/18/2008	5,000	4,961
Key Bank NA	4.950%	9/15/2015	7,725	7,583
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	5,700	6,472
Marshall & Ilsley Bank	4.125%	9/4/2007	11,145	11,051
Marshall & Ilsley Bank	4.500%	8/25/2008	1,300	1,295
Marshall & Ilsley Bank	4.375%	8/1/2009	3,275	3,243
Marshall & Ilsley Bank	4.850%	6/16/2015	900	880
Mellon Bank NA	7.375%	5/15/2007	3,500	3,653
Mellon Bank NA	4.750%	12/15/2014	3,650	3,576
Mellon Capital II	7.995%	1/15/2027	6,150	6,610
Mellon Funding Corp.	4.875%	6/15/2007	900	905
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,865
Mellon Funding Corp.	6.400%	5/14/2011	450	487
Mellon Funding Corp.	5.000%	12/1/2014	1,250	1,249
National City Bank	4.875%	7/20/2007	250	251
National City Bank	4.150%	8/1/2009	6,800	6,669
National City Bank	4.500%	3/15/2010	8,575	8,478
National City Bank	4.625%	5/1/2013	1,000	980
National City Corp.	3.200%	4/1/2008	4,300	4,148
National City Corp.	6.875%	5/15/2019	1,250	1,434
National Westminster Bank PLC	7.375%	10/1/2009	450	493
NationsBank Corp.	6.375%	2/15/2008	1,240	1,287
NationsBank Corp.	6.800%	3/15/2028	1,125	1,279
NB Capital Trust II	7.830%	12/15/2026	5,000	5,347
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,682
North Fork Bancorp	5.875%	8/15/2012	250	264
PNC Bank NA	4.875%	9/21/2017	11,950	11,640
PNC Funding Corp.	5.250%	11/15/2015	6,150	6,213
Popular North America, Inc.	4.250%	4/1/2008	1,000	991
Regions Financial Corp.	4.500%	8/8/2008	1,100	1,093
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,651
Regions Financial Corp.	6.375%	5/15/2012	10,500	11,360
Republic New York Corp.	7.750%	5/15/2009	4,300	4,764
Royal Bank of Canada	4.125%	1/26/2010	10,900	10,680
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	12,425	12,525
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	8,062
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	16,420	19,658
Sanwa Bank Ltd.	8.350%	7/15/2009	3,900	4,349
Sanwa Bank Ltd.	7.400%	6/15/2011	6,875	7,648
Southtrust Corp.	5.800%	6/15/2014	3,175	3,339
Sovereign Bancorp, Inc.	4.800%	9/1/2010 (2)	9,075	8,988
Sumitomo Bank International Finance NV	8.500%	6/15/2009	7,100	7,949
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	8,765	10,218
SunTrust Banks, Inc.	5.050%	7/1/2007	60	60
SunTrust Banks, Inc.	6.375%	4/1/2011	6,500	6,993
SunTrust Banks, Inc.	5.000%	9/1/2015	350	348
SunTrust Banks, Inc.	6.000%	2/15/2026	4,400	4,804
SunTrust Capital II	7.900%	6/15/2027	2,085	2,250
Swiss Bank Corp.	7.000%	10/15/2015	3,400	3,914
Swiss Bank Corp.	7.375%	6/15/2017	4,250	5,078
Synovus Financial Corp.	5.125%	6/15/2017	5,325	5,182
The Chase Manhattan Corp.	7.125%	2/1/2007	7,469	7,704
The Chase Manhattan Corp.	6.375%	4/1/2008	75	78
The Chase Manhattan Corp.	7.875%	6/15/2010	450	504
UFJ Finance Aruba AEC	6.750%	7/15/2013	6,100	6,687
Union Planters Corp.	7.750%	3/1/2011	8,300	9,424
UnionBanCal Corp.	5.250%	12/16/2013	1,525	1,529
US Bancorp	5.100%	7/15/2007	695	701
US Bank NA	2.850%	11/15/2006	3,525	3,453
US Bank NA	3.700%	8/1/2007	4,225	4,161
US Bank NA	6.500%	2/1/2008	3,500	3,645
US Bank NA	4.125%	3/17/2008	7,650	7,564
US Bank NA	4.400%	8/15/2008	4,200	4,173
US Bank NA	6.375%	8/1/2011	6,650	7,209
US Bank NA	6.300%	2/4/2014	10,700	11,685
US Bank NA	4.950%	10/30/2014	6,950	6,941
Wachovia Bank NA	4.850%	7/30/2007	450	453
Wachovia Bank NA	4.375%	8/15/2008	2,075	2,066
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,168
Wachovia Bank NA	4.875%	2/1/2015	20,100	19,798
Wachovia Bank NA	5.000%	8/15/2015	1,185	1,177
Wachovia Corp.	4.950%	11/1/2006	6,320	6,339
Wachovia Corp.	6.250%	8/4/2008	850	884
Wachovia Corp.	7.875%	2/15/2010	5,550	6,217
Wachovia Corp.	4.375%	6/1/2010	10,425	10,269
Wachovia Corp.	7.800%	8/18/2010	13,305	15,003
Wachovia Corp.	4.875%	2/15/2014	2,650	2,624
Wachovia Corp.	5.250%	8/1/2014	3,575	3,636
Wachovia Corp.	6.605%	10/1/2025	275	309
Wachovia Corp.	8.000%	12/15/2026 (2)	5,475	5,861
Wachovia Corp.	7.500%	4/15/2035	1,150	1,456
Wachovia Corp.	5.500%	8/1/2035	225	220
Wachovia Corp.	6.550%	10/15/2035	825	923
Washington Mutual Bank	6.875%	6/15/2011	14,445	15,803
Washington Mutual Bank	5.500%	1/15/2013	6,000	6,134
Washington Mutual Bank	5.650%	8/15/2014	5,200	5,354
Washington Mutual Bank	5.125%	1/15/2015	6,850	6,803
Washington Mutual Capital I	8.375%	6/1/2027	1,850	2,007
Washington Mutual, Inc.	4.000%	1/15/2009	2,000	1,956
Washington Mutual, Inc.	4.200%	1/15/2010	1,925	1,882
Washington Mutual, Inc.	5.000%	3/22/2012	5,025	5,012
Washington Mutual, Inc.	5.250%	9/15/2017	3,175	3,112
Wells Fargo & Co.	4.125%	3/10/2008	20,795	20,544
Wells Fargo & Co.	3.125%	4/1/2009	4,400	4,195
Wells Fargo & Co.	4.200%	1/15/2010	16,800	16,486
Wells Fargo & Co.	4.625%	8/9/2010	7,625	7,588
Wells Fargo & Co.	6.450%	2/1/2011	8,975	9,694
Wells Fargo & Co.	6.375%	8/1/2011	1,000	1,077
Wells Fargo & Co.	5.125%	9/1/2012	4,650	4,719
Wells Fargo & Co.	4.950%	10/16/2013	15,050	15,081
Wells Fargo & Co.	5.000%	11/15/2014	725	727
Wells Fargo & Co.	4.750%	2/9/2015	4,100	4,019
Wells Fargo & Co.	5.125%	9/15/2016	150	151
Wells Fargo & Co.	5.375%	2/7/2035	4,000	3,945
World Savings Bank, FSB	4.125%	3/10/2008	7,350	7,270
World Savings Bank, FSB	4.125%	12/15/2009	6,150	6,016
Zions Bancorp	6.000%	9/15/2015	2,900	3,090
Brokerage (1.3%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	4,700	4,969
Bear Stearns Co., Inc.	4.000%	1/31/2008	19,725	19,459
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,950	1,863
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,050	1,038
Bear Stearns Co., Inc.	5.700%	11/15/2014	19,190	19,994
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,425	1,345
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	883
Fidelity Investments	7.490%	6/15/2019 (2)	1,000	1,210
Goldman Sachs Group, Inc.	4.125%	1/15/2008	4,515	4,474
Goldman Sachs Group, Inc.	3.875%	1/15/2009	24,025	23,461
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	19,457
Goldman Sachs Group, Inc.	4.500%	6/15/2010	9,325	9,187
Goldman Sachs Group, Inc.	6.600%	1/15/2012	5,840	6,332
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,200	4,368
Goldman Sachs Group, Inc.	5.250%	4/1/2013	9,515	9,616
Goldman Sachs Group, Inc.	4.750%	7/15/2013	1,335	1,308
Goldman Sachs Group, Inc.	5.250%	10/15/2013	7,095	7,165
Goldman Sachs Group, Inc.	5.150%	1/15/2014	5,165	5,145
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,750	14,542
Goldman Sachs Group, Inc.	5.500%	11/15/2014	1,500	1,532
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,160	2,153
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,975	12,471
Goldman Sachs Group, Inc.	6.345%	2/15/2034	13,150	13,672
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	7,225	7,140
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	5,275	5,544
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	3,065	2,977
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	7,600	7,377
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,525	1,496
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	8,325	8,220
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,911
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	1,900	1,865
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	4,125	4,499
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	14,575	14,358
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	250	265
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	4,600	4,650
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	7,375	7,219
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	8,515	8,412
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	4,750	4,654
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,575
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,101
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	11,550	11,334
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	7,811	8,142
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	4,050	3,979
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	6,750	6,620
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,675	2,670
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	3,975	3,967
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	650	668
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	11,825	11,765
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,725	4,298
Morgan Stanley Dean Witter	6.875%	3/1/2007	1,700	1,754
Morgan Stanley Dean Witter	5.800%	4/1/2007	52,275	53,214
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,970	1,924
Morgan Stanley Dean Witter	3.875%	1/15/2009	2,925	2,854
Morgan Stanley Dean Witter	4.250%	5/15/2010	3,080	3,010
Morgan Stanley Dean Witter	6.750%	4/15/2011	4,990	5,416
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	8,059
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	406
Morgan Stanley Dean Witter	4.750%	4/1/2014	16,250	15,723
Morgan Stanley Dean Witter	7.250%	4/1/2032	7,390	8,854
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	2,650	2,621
American Express Co.	3.750%	11/20/2007	9,025	8,884
American Express Co.	4.750%	6/17/2009	3,175	3,183
American Express Co.	4.875%	7/15/2013	1,500	1,502
American Express Credit Corp.	3.000%	5/16/2008	7,950	7,638
American General Finance Corp.	3.000%	11/15/2006	7,100	6,984
American General Finance Corp.	5.750%	3/15/2007	9,000	9,128
American General Finance Corp.	3.875%	10/1/2009	4,150	4,011
American General Finance Corp.	4.875%	5/15/2010	5,250	5,239
American General Finance Corp.	4.000%	3/15/2011	1,000	950
American General Finance Corp.	4.875%	7/15/2012	1,600	1,580
American General Finance Corp.	5.375%	10/1/2012	1,470	1,495
Capital One Bank	4.875%	5/15/2008	3,450	3,461
Capital One Bank	4.250%	12/1/2008	1,850	1,821
Capital One Bank	5.000%	6/15/2009	4,075	4,096
Capital One Bank	5.750%	9/15/2010	2,300	2,380
Capital One Bank	4.800%	2/21/2012	2,200	2,141
Capital One Bank	6.500%	6/13/2013	1,725	1,866
Capital One Bank	5.125%	2/15/2014	3,000	2,981
Capital One Bank	5.500%	6/1/2015	6,450	6,513
Capital One Bank	5.250%	2/21/2017	2,450	2,355
CIT Group Co. of Canada	4.650%	7/1/2010 (2)	4,300	4,222
CIT Group Co. of Canada	5.200%	6/1/2015 (2)	8,875	8,744
CIT Group, Inc.	7.375%	4/2/2007	8,750	9,101
CIT Group, Inc.	5.750%	9/25/2007	2,200	2,245
CIT Group, Inc.	3.650%	11/23/2007	1,800	1,764
CIT Group, Inc.	4.000%	5/8/2008	6,450	6,345
CIT Group, Inc.	4.750%	8/15/2008	2,575	2,573
CIT Group, Inc.	4.125%	11/3/2009	950	927
CIT Group, Inc.	4.250%	2/1/2010	4,075	3,984
CIT Group, Inc.	4.750%	12/15/2010	1,200	1,194
CIT Group, Inc.	7.750%	4/2/2012	7,125	8,171
CIT Group, Inc.	5.125%	9/30/2014	7,050	7,023
CIT Group, Inc.	5.000%	2/1/2015	4,300	4,225
Countrywide Home Loan	5.500%	2/1/2007	400	404
Countrywide Home Loan	2.875%	2/15/2007	2,175	2,124
Countrywide Home Loan	5.625%	5/15/2007	1,345	1,364
Countrywide Home Loan	3.250%	5/21/2008	13,275	12,778
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,566
Countrywide Home Loan	5.625%	7/15/2009	340	348
Countrywide Home Loan	4.125%	9/15/2009	11,825	11,481
Countrywide Home Loan	4.000%	3/22/2011	3,400	3,227
General Electric Capital Corp.	2.800%	1/15/2007	10,900	10,674
General Electric Capital Corp.	5.000%	2/15/2007	600	604
General Electric Capital Corp.	5.375%	3/15/2007	30,600	30,975
General Electric Capital Corp.	5.000%	6/15/2007	13,800	13,916
General Electric Capital Corp.	4.250%	1/15/2008	13,675	13,600
General Electric Capital Corp.	4.125%	3/4/2008	4,500	4,461
General Electric Capital Corp.	3.500%	5/1/2008	20,995	20,478
General Electric Capital Corp.	3.600%	10/15/2008	12,040	11,699
General Electric Capital Corp.	3.250%	6/15/2009	4,275	4,073
General Electric Capital Corp.	4.625%	9/15/2009	10,675	10,648
General Electric Capital Corp.	8.300%	9/20/2009	275	310
General Electric Capital Corp.	6.125%	2/22/2011	12,810	13,633
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,371
General Electric Capital Corp.	5.875%	2/15/2012	90	95
General Electric Capital Corp.	4.250%	6/15/2012	9,725	9,413
General Electric Capital Corp.	5.450%	1/15/2013	1,270	1,312
General Electric Capital Corp.	4.750%	9/15/2014	12,025	11,880
General Electric Capital Corp.	4.875%	3/4/2015	900	896
General Electric Capital Corp.	6.750%	3/15/2032	31,985	37,622
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,940
Household Finance Corp.	5.750%	1/30/2007	95	96
Household Finance Corp.	4.625%	1/15/2008	13,070	13,064
Household Finance Corp.	6.400%	6/17/2008	6,250	6,521
Household Finance Corp.	4.125%	12/15/2008	8,675	8,525
Household Finance Corp.	5.875%	2/1/2009	370	382
Household Finance Corp.	4.750%	5/15/2009	21,525	21,492
Household Finance Corp.	6.375%	10/15/2011	14,325	15,304
Household Finance Corp.	7.000%	5/15/2012	13,475	14,945
Household Finance Corp.	6.375%	11/27/2012	440	475
HSBC Finance Corp.	4.125%	3/11/2008	5,900	5,811
HSBC Finance Corp.	4.125%	11/16/2009	7,350	7,160
HSBC Finance Corp.	4.625%	9/15/2010	8,850	8,742
HSBC Finance Corp.	6.750%	5/15/2011	6,450	6,987
HSBC Finance Corp.	5.250%	4/15/2015	2,600	2,604
HSBC Finance Corp.	5.000%	6/30/2015	6,900	6,781
International Lease Finance Corp.	3.125%	5/3/2007	3,750	3,665
International Lease Finance Corp.	5.625%	6/1/2007	21,350	21,682
International Lease Finance Corp.	4.500%	5/1/2008	1,625	1,612
International Lease Finance Corp.	6.375%	3/15/2009	900	942
International Lease Finance Corp.	4.875%	9/1/2010	10,525	10,492
International Lease Finance Corp.	5.000%	9/15/2012	5,450	5,410
iStar Financial Inc.	5.150%	3/1/2012	6,850	6,704
MBNA America Bank NA	5.375%	1/15/2008	4,540	4,610
MBNA America Bank NA	4.625%	8/3/2009	3,475	3,464
MBNA America Bank NA	6.625%	6/15/2012	765	835
MBNA Corp.	7.500%	3/15/2012	3,970	4,505
MBNA Corp.	6.125%	3/1/2013	2,450	2,621
MBNA Corp.	5.000%	6/15/2015	1,225	1,206
Residential Capital Corp.	6.375%	6/30/2010 (2)	10,125	10,243
Residential Capital Corp.	6.875%	6/30/2015 (2)	2,000	2,084
SLM Corp.	5.625%	4/10/2007	30,150	30,643
SLM Corp.	3.625%	3/17/2008	4,545	4,441
SLM Corp.	4.000%	1/15/2009	1,590	1,555
SLM Corp.	4.500%	7/26/2010	3,375	3,325
SLM Corp.	5.000%	10/1/2013	500	502
SLM Corp.	5.050%	11/14/2014	3,025	3,030
SLM Corp.	5.625%	8/1/2033	6,950	7,225
Wells Fargo & Co.	5.500%	8/1/2012	4,275	4,440
Insurance (0.8%)
ACE Capital Trust II	9.700%	4/1/2030	1,100	1,466
ACE Ltd.	6.000%	4/1/2007	6,125	6,235
AEGON NV	4.750%	6/1/2013	3,000	2,947
Aetna, Inc.	6.970%	8/15/2036	900	1,064
Allstate Corp.	5.375%	12/1/2006	5,100	5,147
Allstate Corp.	7.200%	12/1/2009	13,665	14,878
Allstate Corp.	5.000%	8/15/2014	5,000	4,955
Allstate Corp.	6.125%	12/15/2032	3,400	3,541
Allstate Corp.	5.350%	6/1/2033	220	206
Allstate Corp.	5.550%	5/9/2035	2,900	2,790
American General Capital II	8.500%	7/1/2030	7,790	10,445
American International Group, Inc.	2.875%	5/15/2008 (3)	3,450	3,299
American International Group, Inc.	4.700%	10/1/2010 (2)	1,700	1,688
American International Group, Inc.	5.050%	10/1/2015 (2)	3,800	3,777
Aon Capital Trust	8.205%	1/1/2027	1,200	1,376
Arch Capital Group Ltd.	7.350%	5/1/2034	3,900	4,184
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,400	3,382
Assurant, Inc.	5.625%	2/15/2014	1,900	1,935
Assurant, Inc.	6.750%	2/15/2034	3,200	3,447
AXA Financial, Inc.	7.750%	8/1/2010	1,400	1,566
AXA SA	8.600%	12/15/2030	7,875	10,367
Axis Capital Holdings	5.750%	12/1/2014	2,775	2,769
Cincinnati Financial Corp.	6.125%	11/1/2034	3,450	3,572
CNA Financial Corp.	5.850%	12/15/2014	4,875	4,848
Commerce Group, Inc.	5.950%	12/9/2013	1,800	1,829
Equitable Cos., Inc.	6.500%	4/1/2008	115	120
Fidelity National Financial, Inc.	7.300%	8/15/2011	5,025	5,259
Fund American Cos., Inc.	5.875%	5/15/2013	2,175	2,165
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,051
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,600	4,741
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,800	2,010
Genworth Financial, Inc.	4.750%	6/15/2009	2,900	2,897
Genworth Financial, Inc.	5.750%	6/15/2014	2,375	2,482
Genworth Financial, Inc.	4.950%	10/1/2015	1,275	1,257
Genworth Financial, Inc.	6.500%	6/15/2034	3,900	4,332
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,337
Hartford Life, Inc.	7.375%	3/1/2031	5,100	6,215
ING USA Global	4.500%	10/1/2010	11,650	11,488
John Hancock Financial Services	5.625%	12/1/2008	500	514
Lincoln National Corp.	5.250%	6/15/2007	340	343
Lincoln National Corp.	6.200%	12/15/2011	575	613
Loews Corp.	5.250%	3/15/2016	1,500	1,457
Loews Corp.	6.000%	2/1/2035	725	688
Marsh & McLennan Cos., Inc.	5.375%	3/15/2007	900	905
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	2,250	2,232
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,850	7,055
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	1,175	1,164
MetLife, Inc.	5.250%	12/1/2006	6,225	6,275
MetLife, Inc.	5.375%	12/15/2012	2,800	2,849
MetLife, Inc.	5.000%	11/24/2013	5,000	4,974
MetLife, Inc.	5.500%	6/15/2014	850	875
MetLife, Inc.	5.000%	6/15/2015	4,425	4,379
MetLife, Inc.	6.500%	12/15/2032	1,800	1,982
MetLife, Inc.	6.375%	6/15/2034	3,375	3,665
MetLife, Inc.	5.700%	6/15/2035	5,000	4,957
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	8,025	8,109
Principal Life Global	3.625%	4/30/2008 (2)	770	750
Principal Life Inc. Funding	5.100%	4/15/2014	4,975	5,000
Progressive Corp.	6.625%	3/1/2029	4,800	5,417
Progressive Corp.	6.250%	12/1/2032	325	353
Protective Life Secured Trust	3.700%	11/24/2008	7,550	7,334
Protective Life Secured Trust	4.850%	8/16/2010	1,425	1,431
Prudential Financial, Inc.	4.500%	7/15/2013	3,325	3,207
Prudential Financial, Inc.	4.750%	4/1/2014	2,500	2,441
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	2,977
Prudential Financial, Inc.	4.750%	6/13/2015	225	219
Prudential Financial, Inc.	5.750%	7/15/2033	2,125	2,128
Prudential Financial, Inc.	5.400%	6/13/2035	4,100	3,902
Royal & Sun Alliance	8.950%	10/15/2029	150	190
St. Paul Cos., Inc.	5.750%	3/15/2007	4,450	4,508
Travelers Property Casualty Corp.	3.750%	3/15/2008	4,675	4,564
Travelers Property Casualty Corp.	6.375%	3/15/2033	400	413
Willis Group Holdings Ltd.	5.125%	7/15/2010	1,100	1,099
Willis Group Holdings Ltd.	5.625%	7/15/2015	3,475	3,448
XL Capital Ltd.	5.250%	9/15/2014	5,775	5,603
XL Capital Ltd.	6.375%	11/15/2024	3,850	3,873
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/2015	4,750	4,740
Arden Realty LP	5.250%	3/1/2015	1,125	1,098
Boston Properties, Inc.	6.250%	1/15/2013	1,915	2,037
Boston Properties, Inc.	5.625%	4/15/2015	3,950	4,049
Brandywine Realty Trust	4.500%	11/1/2009	4,475	4,357
Brandywine Realty Trust	5.400%	11/1/2014	2,675	2,636
Colonial Realty LP	5.500%	10/1/2015	2,750	2,713
EOP Operating LP	7.750%	11/15/2007	5,450	5,766
EOP Operating LP	6.750%	2/15/2008	3,275	3,407
EOP Operating LP	8.100%	8/1/2010	1,000	1,126
EOP Operating LP	4.650%	10/1/2010	10,825	10,662
EOP Operating LP	7.000%	7/15/2011	1,250	1,364
EOP Operating LP	6.750%	2/15/2012	7,385	7,998
EOP Operating LP	5.875%	1/15/2013	1,690	1,753
EOP Operating LP	4.750%	3/15/2014	2,775	2,669
EOP Operating LP	7.875%	7/15/2031	1,850	2,254
ERP Operating LP	6.625%	3/15/2012	9,220	9,974
ERP Operating LP	5.250%	9/15/2014	725	729
ERP Operating LP	5.125%	3/15/2016	5,100	5,038
Health Care Property Investment, Inc.	6.450%	6/25/2012	10,625	11,247
Health Care REIT, Inc.	6.000%	11/15/2013	250	253
Hospitality Properties	5.125%	2/15/2015	2,275	2,189
HRPT Properties Trust	6.250%	8/15/2016	2,000	2,113
Liberty Property LP	5.125%	3/2/2015	6,700	6,552
ProLogis	5.500%	3/1/2013	2,650	2,707
Regency Centers LP	6.750%	1/15/2012	7,875	8,496
Regency Centers LP	5.250%	8/1/2015 (2)	3,000	2,948
Simon Property Group Inc.	6.375%	11/15/2007	18,700	19,284
Simon Property Group Inc.	4.875%	8/15/2010	2,925	2,914
Simon Property Group Inc.	6.350%	8/28/2012	55	59
Simon Property Group Inc.	5.625%	8/15/2014	150	153
Simon Property Group Inc.	5.100%	6/15/2015	6,025	5,886
Vornado Realty	5.625%	6/15/2007	3,550	3,585
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	1,925	1,892
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,065	2,970
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	5,300	5,188
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,300	4,199
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,825	1,819
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	5,225	5,131
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	575	581
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	11,250	11,119
J. Paul Getty Trust	5.875%	10/1/2033	2,800	2,941

				2,764,937

Industrial (10.3%)
Basic Industry (0.8%)
Alcan, Inc.	4.875%	9/15/2012	225	223
Alcan, Inc.	4.500%	5/15/2013	5,400	5,205
Alcan, Inc.	5.200%	1/15/2014	875	868
Alcan, Inc.	5.000%	6/1/2015	2,200	2,170
Alcan, Inc.	6.125%	12/15/2033	2,275	2,403
Alcoa, Inc.	4.250%	8/15/2007	25,625	25,489
Alcoa, Inc.	6.500%	6/1/2011	5,000	5,398
Aluminum Co. of America	6.750%	1/15/2028	250	291
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,425	3,362
BHP Billiton Finance BV	4.800%	4/15/2013	10,490	10,472
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,550	8,645
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (2)	3,200	3,174
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,000	2,022
Dow Chemical Co.	6.125%	2/1/2011	9,725	10,281
Dow Chemical Co.	7.375%	11/1/2029	5,275	6,432
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	215
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	8,000	8,651
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	8,600	8,411
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	7,645	7,646
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,500	1,751
Eastman Chemical Co.	7.250%	1/15/2024	600	674
Eastman Chemical Co.	7.600%	2/1/2027	2,838	3,342
Falconbridge Ltd.	7.350%	6/5/2012	900	993
Falconbridge Ltd.	5.375%	6/1/2015	450	437
ICI Wilmington	4.375%	12/1/2008	4,125	4,029
ICI Wilmington	5.625%	12/1/2013	900	906
Inco Ltd.	7.750%	5/15/2012	185	211
Inco Ltd.	5.700%	10/15/2015	750	766
Inco Ltd.	7.200%	9/15/2032	1,500	1,768
International Paper Co.	4.250%	1/15/2009	3,525	3,443
International Paper Co.	6.750%	9/1/2011	6,700	7,212
International Paper Co.	5.850%	10/30/2012 (3)	7,595	7,826
International Paper Co.	5.300%	4/1/2015	2,375	2,322
Lubrizol Corp.	5.500%	10/1/2014	4,475	4,495
Lubrizol Corp.	6.500%	10/1/2034	675	711
MeadWestvaco Corp.	6.850%	4/1/2012	7,515	8,157
Newmont Mining	5.875%	4/1/2035	3,225	3,165
Noranda, Inc.	7.250%	7/15/2012	3,125	3,435
Noranda, Inc.	5.500%	6/15/2017	6,200	6,029
Placer Dome, Inc.	6.450%	10/15/2035	3,025	3,183
Potash Corp. of Saskatchewan	7.750%	5/31/2011	11,850	13,486
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,481
Praxair, Inc.	6.900%	11/1/2006	14,525	14,852
Praxair, Inc.	2.750%	6/15/2008	1,975	1,881
Praxair, Inc.	3.950%	6/1/2013	1,025	965
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	4,000	3,775
Rohm & Haas Co.	7.400%	7/15/2009	96	105
Rohm & Haas Co.	9.800%	4/15/2020 (1)	3,131	4,022
Rohm & Haas Co.	7.850%	7/15/2029	2,900	3,784
Teck Cominco Ltd.	6.125%	10/1/2035	6,950	6,815
Temple Inland Inc.	7.875%	5/1/2012	900	994
Vale Overseas Ltd.	8.250%	1/17/2034	3,800	4,294
Westvaco Corp.	8.200%	1/15/2030	1,050	1,298
Weyerhaeuser Co.	6.125%	3/15/2007	4,408	4,496
Weyerhaeuser Co.	5.950%	11/1/2008	1,100	1,133
Weyerhaeuser Co.	6.750%	3/15/2012	10,670	11,518
Weyerhaeuser Co.	7.375%	3/15/2032	9,580	10,871
Capital Goods (1.2%)
BAE Systems	7.156%	12/15/2011 (1)(2)	3,443	3,670
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,479
Boeing Capital Corp.	5.750%	2/15/2007	2,545	2,584
Boeing Capital Corp.	7.375%	9/27/2010	3,425	3,822
Boeing Capital Corp.	6.500%	2/15/2012	13,025	14,226
Boeing Capital Corp.	5.800%	1/15/2013	4,090	4,331
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,761
Caterpillar Financial Services Corp.	4.500%	9/1/2008	4,700	4,687
Caterpillar Financial Services Corp.	4.150%	1/15/2010	12,450	12,193
Caterpillar Financial Services Corp.	4.300%	6/1/2010	800	787
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,475	5,402
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,250	3,170
Caterpillar, Inc.	7.300%	5/1/2031	1,800	2,277
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,572
Caterpillar, Inc.	7.375%	3/1/2097	6,675	8,449
CRH America Inc.	6.950%	3/15/2012	6,810	7,496
CRH America Inc.	5.300%	10/15/2013	1,075	1,088
CRH America Inc.	6.400%	10/15/2033	2,820	3,095
Deere & Co.	6.950%	4/25/2014	7,550	8,639
Deere & Co.	8.100%	5/15/2030	4,555	6,219
Emerson Electric Co.	7.125%	8/15/2010	4,350	4,808
Emerson Electric Co.	4.625%	10/15/2012	5,700	5,665
Emerson Electric Co.	5.000%	12/15/2014	5,300	5,347
General Dynamics Corp.	3.000%	5/15/2008	6,450	6,198
General Dynamics Corp.	4.500%	8/15/2010	25	25
General Dynamics Corp.	4.250%	5/15/2013	5,890	5,671
General Electric Co.	5.000%	2/1/2013	21,915	22,116
Goodrich Corp.	7.625%	12/15/2012	25	29
Hanson PLC	7.875%	9/27/2010	1,425	1,595
Hanson PLC	5.250%	3/15/2013	4,700	4,721
Honeywell International, Inc.	5.125%	11/1/2006	1,500	1,511
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,666
Honeywell International, Inc.	6.125%	11/1/2011	2,500	2,682
Ingersoll-Rand Co.	4.750%	5/15/2015	1,025	1,009
John Deere Capital Corp.	3.875%	3/7/2007	1,675	1,661
John Deere Capital Corp.	4.500%	8/25/2008	10,025	9,976
John Deere Capital Corp.	7.000%	3/15/2012	14,600	16,303
Lockheed Martin Corp.	7.650%	5/1/2016	4,575	5,553
Lockheed Martin Corp.	7.750%	5/1/2026	600	757
Lockheed Martin Corp.	8.500%	12/1/2029	7,600	10,511
Masco Corp.	4.625%	8/15/2007	670	669
Masco Corp.	5.875%	7/15/2012	560	586
Masco Corp.	4.800%	6/15/2015	5,650	5,434
Masco Corp.	7.750%	8/1/2029	450	566
Masco Corp.	6.500%	8/15/2032	1,300	1,431
Northrop Grumman Corp.	7.125%	2/15/2011	5,000	5,515
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,284
Northrop Grumman Corp.	7.750%	2/15/2031	4,115	5,292
Raytheon Co.	6.150%	11/1/2008	1,186	1,233
Raytheon Co.	8.300%	3/1/2010	4,585	5,191
Raytheon Co.	5.500%	11/15/2012	3,000	3,087
Raytheon Co.	5.375%	4/1/2013	6,740	6,880
Raytheon Co.	6.400%	12/15/2018	500	551
Raytheon Co.	7.200%	8/15/2027	5,800	6,920
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,081
Republic Services, Inc.	6.086%	3/15/2035	3,000	3,065
Textron Financial Corp.	5.875%	6/1/2007	2,200	2,243
Textron Financial Corp.	4.125%	3/3/2008	5,950	5,879
Textron Financial Corp.	4.600%	5/3/2010	6,825	6,768
Textron, Inc.	6.500%	6/1/2012	8,925	9,702
The Boeing Co.	8.750%	8/15/2021	1,700	2,308
The Boeing Co.	8.750%	9/15/2031	1,050	1,505
The Boeing Co.	6.125%	2/15/2033	200	219
The Boeing Co.	6.625%	2/15/2038	5,045	5,814
TRW, Inc.	7.750%	6/1/2029	2,800	3,571
Tyco International Group SA	6.125%	11/1/2008	1,600	1,660
Tyco International Group SA	6.750%	2/15/2011	9,450	10,198
Tyco International Group SA	6.375%	10/15/2011	7,525	8,019
Tyco International Group SA	6.000%	11/15/2013	5,900	6,238
Tyco International Group SA	7.000%	6/15/2028	8,775	10,130
United Technologies Corp.	4.875%	11/1/2006	8,560	8,580
United Technologies Corp.	4.375%	5/1/2010	2,100	2,077
United Technologies Corp.	6.350%	3/1/2011	3,025	3,250
United Technologies Corp.	4.875%	5/1/2015	6,150	6,144
United Technologies Corp.	8.875%	11/15/2019	4,000	5,356
United Technologies Corp.	6.700%	8/1/2028	1,642	1,925
United Technologies Corp.	7.500%	9/15/2029	2,950	3,763
United Technologies Corp.	5.400%	5/1/2035	2,500	2,500
USA Waste Services, Inc.	7.125%	10/1/2007	250	261
USA Waste Services, Inc.	7.000%	7/15/2028	1,550	1,739
Waste Management, Inc.	6.500%	11/15/2008	12,225	12,792
Waste Management, Inc.	6.875%	5/15/2009	2,370	2,521
Waste Management, Inc.	7.375%	8/1/2010	2,250	2,470
Waste Management, Inc.	5.000%	3/15/2014	1,700	1,670
Waste Management, Inc.	7.750%	5/15/2032	5,000	6,179
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,552
Communication (2.7%)
Alltel Corp.	7.000%	7/1/2012	10,600	11,813
Alltel Corp.	7.875%	7/1/2032	525	651
America Movil SA de C.V	4.125%	3/1/2009	5,550	5,432
America Movil SA de C.V	5.500%	3/1/2014	2,675	2,655
America Movil SA de C.V	5.750%	1/15/2015	4,025	4,055
America Movil SA de C.V	6.375%	3/1/2035	6,350	6,160
AT&T Wireless Services, Inc.	7.875%	3/1/2011	14,830	16,830
AT&T Wireless Services, Inc.	8.125%	5/1/2012	12,105	14,195
AT&T Wireless Services, Inc.	8.750%	3/1/2031	8,580	11,539
BellSouth Capital Funding	7.875%	2/15/2030	15,775	19,558
BellSouth Corp.	5.000%	10/15/2006	3,884	3,901
BellSouth Corp.	4.200%	9/15/2009	4,875	4,780
BellSouth Corp.	6.000%	10/15/2011	120	127
BellSouth Corp.	4.750%	11/15/2012	5,925	5,841
BellSouth Corp.	5.200%	9/15/2014	4,150	4,162
BellSouth Corp.	6.550%	6/15/2034	6,625	7,111
BellSouth Corp.	6.000%	11/15/2034	9,120	9,107
Belo Corp.	7.250%	9/15/2027	340	356
British Sky Broadcasting Corp.	7.300%	10/15/2006	1,725	1,769
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,550	4,829
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,725	1,914
British Telecommunications PLC	8.375%	12/15/2010 (3)	8,085	9,341
British Telecommunications PLC	8.875%	12/15/2030 (3)	11,960	16,221
CenturyTel Enterprises	6.875%	1/15/2028	1,000	1,041
CenturyTel, Inc.	7.875%	8/15/2012 (3)	2,600	2,924
Cingular Wireless	5.625%	12/15/2006	5,000	5,062
Cingular Wireless	7.125%	12/15/2031	2,520	2,877
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,200	3,169
Clear Channel Communications, Inc.	7.650%	9/15/2010	3,845	4,161
Clear Channel Communications, Inc.	5.000%	3/15/2012	9,775	9,320
Clear Channel Communications, Inc.	5.750%	1/15/2013	3,200	3,166
Clear Channel Communications, Inc.	5.500%	9/15/2014	3,125	3,010
Clear Channel Communications, Inc.	7.250%	10/15/2027	1,300	1,348
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,240	5,017
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,436	11,317
Comcast Cable Communications, Inc.	8.375%	5/1/2007	3,000	3,169
Comcast Cable Communications, Inc.	6.875%	6/15/2009	400	426
Comcast Cable Communications, Inc.	6.750%	1/30/2011	4,115	4,427
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,450	3,115
Comcast Corp.	5.300%	1/15/2014	3,100	3,098
Comcast Corp.	6.500%	1/15/2015	7,090	7,648
Comcast Corp.	4.950%	6/15/2016	2,325	2,228
Comcast Corp.	7.050%	3/15/2033	1,765	1,959
Comcast Corp.	5.650%	6/15/2035	3,050	2,839
Cox Communications, Inc.	3.875%	10/1/2008	1,250	1,212
Cox Communications, Inc.	4.625%	1/15/2010	10,125	9,902
Cox Communications, Inc.	7.750%	11/1/2010	6,650	7,361
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,557
Cox Communications, Inc.	5.450%	12/15/2014	11,375	11,295
Cox Communications, Inc.	5.500%	10/1/2015	725	719
Deutsche Telekom International Finance	3.875%	7/22/2008	4,025	3,948
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	17,735	20,034
Deutsche Telekom International Finance	5.250%	7/22/2013	950	959
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	20,505	26,457
France Telecom	7.750%	3/1/2011 (3)	2,800	3,178
France Telecom	8.500%	3/1/2031 (3)	20,775	27,605
Gannett Co., Inc.	6.375%	4/1/2012	6,500	7,009
Grupo Televisa SA	6.625%	3/18/2025	4,550	4,596
Grupo Televisa SA	8.500%	3/11/2032	750	907
GTE Corp.	8.750%	11/1/2021	3,835	4,918
GTE Corp.	6.940%	4/15/2028	4,620	5,074
Knight Ridder, Inc.	5.750%	9/1/2017	75	74
Koninklijke KPN NV	8.000%	10/1/2010	4,365	4,923
Koninklijke KPN NV	8.375%	10/1/2030	4,390	5,648
New England Telephone & Telegraph Co.	7.875%	11/15/2029	2,350	2,806
News America Holdings, Inc.	9.250%	2/1/2013	5,841	7,238
News America Holdings, Inc.	8.000%	10/17/2016	9,075	10,876
News America Holdings, Inc.	7.700%	10/30/2025	900	1,043
News America Holdings, Inc.	8.150%	10/17/2036	2,700	3,291
News America Holdings, Inc.	7.750%	12/1/2045	1,775	2,093
News America Inc.	5.300%	12/15/2014	2,925	2,910
News America Inc.	6.550%	3/15/2033	275	287
News America Inc.	6.200%	12/15/2034	4,050	4,050
Nextel Communications	6.875%	10/31/2013	7,275	7,730
Nextel Communications	5.950%	3/15/2014	5,855	6,001
Nextel Communications	7.375%	8/1/2015	9,945	10,666
Pacific Bell	7.125%	3/15/2026	1,700	1,904
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	2,275	2,183
R.R. Donnelley & Sons Co.	4.950%	5/15/2010 (2)	2,850	2,808
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,375	2,288
Reed Elsevier Capital	4.625%	6/15/2012	1,425	1,395
SBC Communications, Inc.	4.125%	9/15/2009	9,000	8,754
SBC Communications, Inc.	6.250%	3/15/2011	10,390	11,004
SBC Communications, Inc.	5.875%	2/1/2012	2,730	2,861
SBC Communications, Inc.	5.875%	8/15/2012	9,520	9,954
SBC Communications, Inc.	5.100%	9/15/2014	12,500	12,387
SBC Communications, Inc.	5.625%	6/15/2016	3,675	3,748
SBC Communications, Inc.	6.450%	6/15/2034	4,200	4,433
SBC Communications, Inc.	6.150%	9/15/2034	1,425	1,460
Sprint Capital Corp.	6.000%	1/15/2007	15,290	15,543
Sprint Capital Corp.	6.125%	11/15/2008	15,250	15,844
Sprint Capital Corp.	7.625%	1/30/2011	3,600	4,026
Sprint Capital Corp.	8.375%	3/15/2012	2,290	2,695
Sprint Capital Corp.	6.900%	5/1/2019	400	448
Sprint Capital Corp.	6.875%	11/15/2028	6,975	7,695
Sprint Capital Corp.	8.750%	3/15/2032	17,675	23,670
TCI Communications, Inc.	8.750%	8/1/2015	17,295	21,442
TCI Communications, Inc.	7.875%	2/15/2026	500	601
Telecom Italia Capital	4.000%	11/15/2008	5,315	5,187
Telecom Italia Capital	4.000%	1/15/2010 (2)	8,510	8,180
Telecom Italia Capital	4.875%	10/1/2010	850	841
Telecom Italia Capital	5.250%	11/15/2013	10,035	9,951
Telecom Italia Capital	4.950%	9/30/2014 (2)	5,900	5,702
Telecom Italia Capital	5.250%	10/1/2015	7,825	7,683
Telecom Italia Capital	6.375%	11/15/2033	8,300	8,526
Telecom Italia Capital	6.000%	9/30/2034 (2)	4,050	3,958
Tele-Communications, Inc.	7.875%	8/1/2013	14,550	16,793
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,600	4,848
Telefonica Europe BV	7.750%	9/15/2010	13,875	15,627
Telefonica Europe BV	8.250%	9/15/2030	5,625	7,458
Telefonos de Mexico SA	4.750%	1/27/2010	2,925	2,918
Telefonos de Mexico SA	5.500%	1/27/2015	7,475	7,419
Telus Corp.	7.500%	6/1/2007	8,425	8,795
Telus Corp.	8.000%	6/1/2011	9,925	11,338
Thomson Corp.	5.750%	2/1/2008	8,600	8,809
Thomson Corp.	5.500%	8/15/2035	3,375	3,317
Time Warner Entertainment	7.250%	9/1/2008	1,275	1,354
Time Warner Entertainment	10.150%	5/1/2012	1,400	1,752
Time Warner Entertainment	8.375%	3/15/2023	2,565	3,114
Time Warner Entertainment	8.375%	7/15/2033	4,460	5,583
Univision Communications, Inc.	2.875%	10/15/2006	2,625	2,573
Univision Communications, Inc.	7.850%	7/15/2011	5,275	5,898
US Cellular	6.700%	12/15/2033	3,950	4,015
USA Interactive	7.000%	1/15/2013	4,175	4,411
Verizon Global Funding Corp.	6.875%	6/15/2012	17,100	18,874
Verizon Global Funding Corp.	7.375%	9/1/2012	11,500	13,058
Verizon Global Funding Corp.	4.375%	6/1/2013	560	535
Verizon Global Funding Corp.	7.750%	12/1/2030	1,965	2,394
Verizon Global Funding Corp.	5.850%	9/15/2035	8,875	8,703
Verizon Maryland, Inc.	5.125%	6/15/2033	450	385
Verizon New England, Inc.	6.500%	9/15/2011	2,745	2,924
Verizon New Jersey, Inc.	5.875%	1/17/2012	11,990	12,413
Verizon New York, Inc.	6.875%	4/1/2012	2,950	3,148
Verizon New York, Inc.	7.375%	4/1/2032	2,850	3,117
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,500	11,762
Verizon Wireless Capital	5.375%	12/15/2006	14,270	14,397
Vodafone AirTouch PLC	7.750%	2/15/2010	2,225	2,481
Vodafone AirTouch PLC	7.875%	2/15/2030	8,550	10,888
Vodafone Group PLC	3.950%	1/30/2008	8,500	8,383
Vodafone Group PLC	5.000%	12/16/2013	6,475	6,484
Vodafone Group PLC	5.375%	1/30/2015	3,775	3,863
Vodafone Group PLC	5.000%	9/15/2015	9,375	9,303
Vodafone Group PLC	6.250%	11/30/2032	1,800	1,944
WPP Finance USA Corp.	5.875%	6/15/2014	4,200	4,352
Consumer Cyclical (1.9%)
Brinker International	5.750%	6/1/2014	1,975	2,058
Cendant Corp.	6.250%	1/15/2008	7,000	7,176
Cendant Corp.	7.375%	1/15/2013	6,425	7,011
Cendant Corp.	7.125%	3/15/2015	250	270
Centex Corp.	4.750%	1/15/2008	340	339
Centex Corp.	7.875%	2/1/2011	40	44
Centex Corp.	5.450%	8/15/2012	9,500	9,444
Centex Corp.	5.125%	10/1/2013	3,940	3,802
Centex Corp.	5.250%	6/15/2015	7,000	6,718
Chrysler Corp.	7.450%	3/1/2027	3,800	4,090
Costco Wholesale Corp.	5.500%	3/15/2007	8,600	8,716
CVS Corp.	4.000%	9/15/2009	3,675	3,574
CVS Corp.	4.875%	9/15/2014	2,850	2,791
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	22,400	22,320
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,500	13,196
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	80
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,800	1,766
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	7,835	8,642
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	14,520	15,835
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	8,230	9,976
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	1,931
Federated Department Stores, Inc.	6.790%	7/15/2027	2,880	3,053
Federated Department Stores, Inc.	7.000%	2/15/2028	25	27
Federated Department Stores, Inc.	6.900%	4/1/2029	2,250	2,426
Ford Motor Credit Co.	6.500%	1/25/2007	56,405	56,567
Ford Motor Credit Co.	7.750%	2/15/2007	11,425	11,559
Ford Motor Credit Co.	4.950%	1/15/2008	975	936
Ford Motor Credit Co.	5.625%	10/1/2008	560	528
Ford Motor Credit Co.	5.800%	1/12/2009	4,675	4,372
Ford Motor Credit Co.	7.375%	10/28/2009	5,500	5,337
Ford Motor Credit Co.	5.700%	1/15/2010	3,675	3,354
Ford Motor Credit Co.	7.875%	6/15/2010	2,500	2,444
Ford Motor Credit Co.	7.375%	2/1/2011	9,950	9,556
Ford Motor Credit Co.	7.250%	10/25/2011	18,500	17,677
Ford Motor Credit Co.	7.000%	10/1/2013	12,185	11,274
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,825	9,133
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,335	2,492
Harrah's Operating Co., Inc.	8.000%	2/1/2011	296	330
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,800	2,763
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (2)	7,675	7,560
Harrah's Operating Co., Inc.	5.750%	10/1/2017 (2)	8,350	8,189
Hilton Hotels Corp.	7.625%	12/1/2012	2,500	2,809
Home Depot Inc.	3.750%	9/15/2009	9,775	9,473
Home Depot Inc.	4.625%	8/15/2010	7,800	7,796
Kohl's Corp.	6.000%	1/15/2033	5,675	5,697
Lennar Corp.	5.125%	10/1/2010 (2)	1,100	1,087
Lennar Corp.	5.950%	3/1/2013	610	622
Lennar Corp.	5.600%	5/31/2015 (2)	8,650	8,505
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,143
Lowe's Cos., Inc.	6.875%	2/15/2028	260	308
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	5,351
Marriott International	4.625%	6/15/2012	4,050	3,916
May Department Stores Co.	3.950%	7/15/2007	925	911
May Department Stores Co.	5.750%	7/15/2014	2,825	2,876
May Department Stores Co.	9.750%	2/15/2021 (1)	992	1,229
May Department Stores Co.	6.650%	7/15/2024	2,600	2,693
May Department Stores Co.	6.700%	7/15/2034	1,900	1,977
McDonald's Corp.	6.000%	4/15/2011	3,685	3,895
Nordstrom, Inc.	6.950%	3/15/2028	1,400	1,574
Pulte Homes, Inc.	4.875%	7/15/2009	2,600	2,567
Pulte Homes, Inc.	6.250%	2/15/2013	450	463
Pulte Homes, Inc.	5.250%	1/15/2014	2,800	2,686
Pulte Homes, Inc.	5.200%	2/15/2015	1,050	996
Pulte Homes, Inc.	7.875%	6/15/2032	7,250	8,232
Pulte Homes, Inc.	6.000%	2/15/2035	1,400	1,270
Target Corp.	3.375%	3/1/2008	13,800	13,461
Target Corp.	5.400%	10/1/2008	315	323
Target Corp.	5.375%	6/15/2009	4,100	4,209
Target Corp.	7.500%	8/15/2010	1,800	2,018
Target Corp.	6.350%	1/15/2011	195	209
Target Corp.	5.875%	3/1/2012	670	712
Target Corp.	7.000%	7/15/2031	4,310	5,215
Target Corp.	6.350%	11/1/2032	8,125	9,154
The Walt Disney Co.	5.500%	12/29/2006	3,375	3,413
The Walt Disney Co.	5.375%	6/1/2007	18,596	18,836
The Walt Disney Co.	6.375%	3/1/2012	2,825	3,041
Time Warner, Inc.	6.150%	5/1/2007	17,775	18,157
Time Warner, Inc.	8.180%	8/15/2007	2,350	2,492
Time Warner, Inc.	6.750%	4/15/2011	1,650	1,778
Time Warner, Inc.	6.875%	5/1/2012	5,475	5,980
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,838
Time Warner, Inc.	9.150%	2/1/2023	11,950	15,463
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,707
Time Warner, Inc.	6.625%	5/15/2029	5,625	5,883
Time Warner, Inc.	7.625%	4/15/2031	7,225	8,474
Time Warner, Inc.	7.700%	5/1/2032	5,720	6,780
Toll Brothers, Inc.	5.150%	5/15/2015 (2)	4,025	3,838
Toyota Motor Credit Corp.	2.875%	8/1/2008	560	536
Toyota Motor Credit Corp.	4.250%	3/15/2010	22,400	22,082
Viacom Inc.	7.700%	7/30/2010	5,475	6,055
Viacom Inc.	6.625%	5/15/2011	6,875	7,306
Viacom Inc.	5.625%	8/15/2012	6,325	6,431
Viacom Inc.	4.625%	5/15/2018	500	447
Viacom Inc.	7.875%	7/30/2030	6,110	7,206
Viacom Inc.	5.500%	5/15/2033	2,750	2,484
Wal-Mart Stores, Inc.	3.375%	10/1/2008	14,075	13,632
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,545	14,582
Wal-Mart Stores, Inc.	4.000%	1/15/2010	11,800	11,498
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,650	1,610
Wal-Mart Stores, Inc.	4.750%	8/15/2010	6,825	6,829
Wal-Mart Stores, Inc.	4.125%	2/15/2011	3,925	3,822
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,500	2,458
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,000	2,901
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,545	21,066
Yum! Brands, Inc.	8.875%	4/15/2011	7,025	8,308
Yum! Brands, Inc.	7.700%	7/1/2012	1,500	1,716
Consumer Noncyclical (2.0%)
Abbott Laboratories	3.500%	2/17/2009	1,650	1,593
Abbott Laboratories	4.350%	3/15/2014	250	242
Albertson's, Inc.	7.500%	2/15/2011	8,060	7,947
Albertson's, Inc.	7.450%	8/1/2029	4,550	3,913
Albertson's, Inc.	8.000%	5/1/2031	1,700	1,543
Altria Group, Inc.	5.625%	11/4/2008	5,600	5,725
Altria Group, Inc.	7.000%	11/4/2013	375	412
Amgen Inc.	4.000%	11/18/2009	7,625	7,437
Amgen Inc.	4.850%	11/18/2014	5,000	5,001
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,592
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,591
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,575	3,784
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	1,825	2,179
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,200	4,948
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,791
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,625	3,115
Archer-Daniels-Midland Co.	5.375%	9/15/2035	4,250	4,118
AstraZeneca PLC	5.400%	6/1/2014	3,875	4,016
Baxter International, Inc.	5.250%	5/1/2007	1,925	1,942
Baxter International, Inc.	4.750%	10/15/2010 (2)	5,550	5,509
Boston Scientific	5.450%	6/15/2014	6,925	7,055
Bottling Group LLC	2.450%	10/16/2006	1,200	1,177
Bottling Group LLC	4.625%	11/15/2012	17,285	17,147
Bristol-Myers Squibb Co.	4.000%	8/15/2008	6,125	6,041
Bristol-Myers Squibb Co.	5.750%	10/1/2011	18,550	19,469
Bristol-Myers Squibb Co.	7.150%	6/15/2023	350	422
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,200	1,416
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,500	3,451
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,575	2,586
Bunge Ltd. Finance Corp.	5.100%	7/15/2015 (2)	3,825	3,767
C.R. Bard, Inc.	6.700%	12/1/2026	7,050	8,071
Campbell Soup Co.	5.500%	3/15/2007	1,250	1,266
Campbell Soup Co.	6.750%	2/15/2011	3,850	4,199
Cardinal Health, Inc.	4.000%	6/15/2015	650	588
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,630	3,291
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,500	4,156
CIGNA Corp.	7.875%	5/15/2027	3,100	3,812
Clorox Co.	4.200%	1/15/2010	11,350	11,160
Clorox Co.	5.000%	1/15/2015	3,225	3,235
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	2,025	2,093
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	331
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	15,700	16,819
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	4,100	5,382
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,962
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	700	819
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	820	956
Coca-Cola HBC Finance	5.125%	9/17/2013	670	680
ConAgra Foods, Inc.	7.875%	9/15/2010	11,200	12,509
ConAgra Foods, Inc.	6.750%	9/15/2011	400	432
ConAgra Foods, Inc.	9.750%	3/1/2021	750	1,032
ConAgra Foods, Inc.	7.125%	10/1/2026	1,350	1,484
ConAgra Foods, Inc.	8.250%	9/15/2030	1,670	2,109
Coors Brewing Co.	6.375%	5/15/2012	900	970
Diageo Capital PLC	3.500%	11/19/2007	7,550	7,379
Diageo Capital PLC	3.375%	3/20/2008	14,150	13,738
Diageo Capital PLC	7.250%	11/1/2009	450	493
Diageo Capital PLC	4.375%	5/3/2010	250	246
Eli Lilly & Co.	6.000%	3/15/2012	2,575	2,754
Genentech Inc.	4.400%	7/15/2010 (2)	3,100	3,064
Genentech Inc.	4.750%	7/15/2015 (2)	1,525	1,501
Genentech Inc.	5.250%	7/15/2035 (2)	3,650	3,533
General Mills, Inc.	2.625%	10/24/2006	8,750	8,576
General Mills, Inc.	5.125%	2/15/2007	11,575	11,656
General Mills, Inc.	6.000%	2/15/2012	2,264	2,398
Gillette Co.	3.800%	9/15/2009	1,400	1,364
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,675	7,430
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,125	3,016
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,850	3,909
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,550	1,866
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	500	640
H.J. Heinz Co.	6.625%	7/15/2011 (3)	3,000	3,236
H.J. Heinz Co.	6.750%	3/15/2032 (3)	4,025	4,539
Hospira, Inc.	4.950%	6/15/2009	3,175	3,182
Hospira, Inc.	5.900%	6/15/2014	1,975	2,060
Imperial Tobacco	7.125%	4/1/2009	1,000	1,064
Johnson & Johnson	3.800%	5/15/2013	4,115	3,906
Johnson & Johnson	6.950%	9/1/2029	450	562
Johnson & Johnson	4.950%	5/15/2033	3,300	3,227
Kellogg Co.	2.875%	6/1/2008	2,725	2,602
Kellogg Co.	6.600%	4/1/2011	3,450	3,744
Kellogg Co.	7.450%	4/1/2031	6,915	8,696
Kimberly-Clark Corp.	7.100%	8/1/2007	1,340	1,400
Kimberly-Clark Corp.	5.625%	2/15/2012	2,650	2,785
Kimberly-Clark Corp.	4.875%	8/15/2015	6,825	6,850
Kimberly-Clark Corp.	6.250%	7/15/2018	175	195
Kraft Foods, Inc.	4.625%	11/1/2006	17,475	17,486
Kraft Foods, Inc.	4.125%	11/12/2009	4,400	4,291
Kraft Foods, Inc.	5.625%	11/1/2011	6,775	6,985
Kraft Foods, Inc.	6.250%	6/1/2012	4,190	4,479
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	11,400	12,647
Kroger Co.	7.800%	8/15/2007	4,400	4,629
Kroger Co.	7.250%	6/1/2009	4,225	4,529
Kroger Co.	6.800%	4/1/2011	600	639
Kroger Co.	6.750%	4/15/2012	175	188
Kroger Co.	5.500%	2/1/2013	1,725	1,724
Kroger Co.	4.950%	1/15/2015	3,675	3,514
Kroger Co.	7.700%	6/1/2029	10,625	11,986
Kroger Co.	8.000%	9/15/2029	1,450	1,689
Kroger Co.	7.500%	4/1/2031	420	470
Laboratory Corp. of America	5.500%	2/1/2013	340	345
McKesson Corp.	7.750%	2/1/2012	375	427
Medtronic Inc.	4.375%	9/15/2010 (2)	2,850	2,816
Medtronic Inc.	4.750%	9/15/2015 (2)	5,850	5,778
Merck & Co.	4.375%	2/15/2013	3,000	2,850
Merck & Co.	4.750%	3/1/2015	2,500	2,401
Merck & Co.	6.400%	3/1/2028	1,730	1,878
Merck & Co.	5.950%	12/1/2028	450	463
Molson Coors	4.850%	9/22/2010 (2)	2,250	2,228
Newell Rubbermaid, Inc.	6.000%	3/15/2007	900	914
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,350	3,195
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,400	2,903
PepsiAmericas Inc.	5.000%	5/15/2017	5,000	4,949
Pfizer, Inc.	4.500%	2/15/2014	12,975	12,763
Pharmacia Corp.	6.600%	12/1/2028 (3)	1,500	1,758
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,567
Philip Morris Cos., Inc.	7.750%	1/15/2027	4,020	4,713
Procter & Gamble Co.	4.750%	6/15/2007	800	804
Procter & Gamble Co.	6.875%	9/15/2009	9,850	10,659
Procter & Gamble Co.	4.950%	8/15/2014	1,400	1,417
Procter & Gamble Co.	5.800%	8/15/2034	3,600	3,820
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	16,000	21,011
Safeway, Inc.	4.950%	8/16/2010	3,775	3,678
Safeway, Inc.	6.500%	3/1/2011	4,775	4,983
Safeway, Inc.	5.800%	8/15/2012	875	880
Safeway, Inc.	7.250%	2/1/2031	2,225	2,353
Sara Lee Corp.	2.750%	6/15/2008	9,525	9,018
Sara Lee Corp.	6.250%	9/15/2011	350	366
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,276
Sara Lee Corp.	6.125%	11/1/2032	2,425	2,411
Schering-Plough Corp.	5.550%	12/1/2013 (3)	5,375	5,542
Schering-Plough Corp.	6.750%	12/1/2033 (3)	4,800	5,532
Sysco Corp.	5.375%	9/21/2035	5,125	5,106
Tyson Foods, Inc.	7.250%	10/1/2006	3,700	3,781
Tyson Foods, Inc.	8.250%	10/1/2011	4,500	5,199
Unilever Capital Corp.	7.125%	11/1/2010	9,300	10,291
Unilever Capital Corp.	5.900%	11/15/2032	3,725	3,939
UnitedHealth Group, Inc.	5.200%	1/17/2007	4,050	4,087
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,867
UnitedHealth Group, Inc.	4.125%	8/15/2009	3,375	3,308
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	999
UnitedHealth Group, Inc.	5.000%	8/15/2014	3,725	3,733
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,575	2,555
WellPoint, Inc.	3.750%	12/14/2007	2,400	2,346
WellPoint, Inc.	4.250%	12/15/2009	1,800	1,756
WellPoint, Inc.	6.375%	1/15/2012	3,940	4,242
WellPoint, Inc.	6.800%	8/1/2012	360	398
WellPoint, Inc.	5.000%	12/15/2014	5,400	5,357
WellPoint, Inc.	5.950%	12/15/2034	3,650	3,822
Wrigley Co.	4.300%	7/15/2010	6,525	6,434
Wrigley Co.	4.650%	7/15/2015	5,700	5,600
Wyeth	4.375%	3/1/2008 (3)	9,220	9,154
Wyeth	6.950%	3/15/2011 (3)	1,500	1,641
Wyeth	5.500%	3/15/2013 (3)	11,525	11,816
Wyeth	5.500%	2/1/2014	7,875	8,087
Wyeth	6.450%	2/1/2024	1,925	2,116
Wyeth	6.500%	2/1/2034	3,550	3,979
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,150	1,415
Amerada Hess Corp.	6.650%	8/15/2011	4,550	4,935
Amerada Hess Corp.	7.875%	10/1/2029	6,825	8,341
Anadarko Finance Co.	6.750%	5/1/2011	3,675	4,001
Anadarko Finance Co.	7.500%	5/1/2031	8,775	10,833
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,000	1,932
Apache Corp.	6.250%	4/15/2012	1,200	1,309
Apache Finance Canada	7.750%	12/15/2029	1,400	1,855
Atlantic Richfield Co.	5.900%	4/15/2009	4,009	4,187
Baker Hughes, Inc.	6.250%	1/15/2009	500	524
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,206
BP Capital Markets PLC	2.750%	12/29/2006	1,175	1,152
BP Capital Markets PLC	2.625%	3/15/2007	2,225	2,174
Burlington Resources, Inc.	6.680%	2/15/2011	4,225	4,582
Burlington Resources, Inc.	7.200%	8/15/2031	900	1,093
Burlington Resources, Inc.	7.400%	12/1/2031	7,050	8,759
Canadian Natural Resources	7.200%	1/15/2032	700	819
Canadian Natural Resources	5.850%	2/1/2035	2,450	2,426
ChevronTexaco Capital Co.	3.500%	9/17/2007	6,050	5,939
Conoco Funding Co.	5.450%	10/15/2006	375	379
Conoco Funding Co.	6.350%	10/15/2011	6,310	6,865
Conoco Funding Co.	7.250%	10/15/2031	425	536
Conoco, Inc.	6.350%	4/15/2009	13,850	14,638
Devon Financing Corp.	6.875%	9/30/2011	2,010	2,207
Devon Financing Corp.	7.875%	9/30/2031	11,450	14,383
Diamond Offshore Drilling	4.875%	7/1/2015 (2)	800	779
Encana Corp.	4.600%	8/15/2009	1,225	1,215
Encana Corp.	6.500%	8/15/2034	2,025	2,278
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,750	2,896
Halliburton Co.	5.500%	10/15/2010	3,050	3,146
Husky Energy Inc.	6.250%	6/15/2012	2,075	2,197
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,047
Lasmo Inc.	7.300%	11/15/2027	400	496
Marathon Oil Corp.	5.375%	6/1/2007	8,075	8,161
Marathon Oil Corp.	6.125%	3/15/2012	2,220	2,366
Marathon Oil Corp.	6.800%	3/15/2032	725	835
Nexen, Inc.	5.050%	11/20/2013	3,850	3,805
Nexen, Inc.	7.875%	3/15/2032	1,050	1,306
Nexen, Inc.	5.875%	3/10/2035	400	392
Norsk Hydro	6.360%	1/15/2009	2,850	2,994
Norsk Hydro	7.250%	9/23/2027	4,675	5,780
Norsk Hydro	7.150%	1/15/2029	3,700	4,552
Occidental Petroleum	6.750%	1/15/2012	3,325	3,707
Occidental Petroleum	7.200%	4/1/2028	5,350	6,579
Ocean Energy, Inc.	4.375%	10/1/2007	2,025	2,013
PanCanadian Energy Corp.	7.200%	11/1/2031	7,150	8,686
Petro-Canada	4.000%	7/15/2013	2,000	1,853
Petro-Canada	7.875%	6/15/2026	1,975	2,446
Petro-Canada	7.000%	11/15/2028	1,650	1,861
Petro-Canada	5.350%	7/15/2033	6,100	5,590
Petro-Canada	5.950%	5/15/2035	5,775	5,759
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,625	2,586
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)	15,750	16,793
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,460
Pioneer Natural Resources Co.	5.875%	7/15/2016	775	760
Pioneer Natural Resources Co.	7.200%	1/15/2028	300	315
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	2,096
Sunoco, Inc.	4.875%	10/15/2014	1,750	1,715
Talisman Energy, Inc.	5.125%	5/15/2015	1,450	1,444
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,250
Texaco Capital, Inc.	5.500%	1/15/2009	2,945	3,035
Tosco Corp.	7.800%	1/1/2027	1,650	2,102
Tosco Corp.	8.125%	2/15/2030	22,375	30,467
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	2,350	2,941
Union Oil Co. of California	5.050%	10/1/2012	1,850	1,891
Valero Energy Corp.	6.875%	4/15/2012	5,525	6,074
Valero Energy Corp.	4.750%	6/15/2013	340	332
Valero Energy Corp.	7.500%	4/15/2032	865	1,043
XTO Energy, Inc.	6.250%	4/15/2013	1,150	1,226
XTO Energy, Inc.	5.000%	1/31/2015	1,775	1,740
XTO Energy, Inc.	5.300%	6/30/2015	4,950	4,950
Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/2010	1,150	1,124
Affiliated Computer Services	5.200%	6/1/2015	1,050	1,021
Computer Associates Inc.	4.750%	12/1/2009 (2)	5,375	5,269
Computer Sciences Corp.	3.500%	4/15/2008	900	874
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,874
Deluxe Corp.	3.500%	10/1/2007	1,950	1,889
Electronic Data Systems	7.125%	10/15/2009	2,475	2,650
Electronic Data Systems	6.500%	8/1/2013 (3)	7,925	8,120
Electronic Data Systems	7.450%	10/15/2029	1,550	1,623
Equifax, Inc.	4.950%	11/1/2007	340	341
First Data Corp.	3.375%	8/1/2008	3,975	3,848
First Data Corp.	4.500%	6/15/2010	2,400	2,380
First Data Corp.	5.625%	11/1/2011	15,900	16,612
First Data Corp.	4.950%	6/15/2015	2,600	2,575
Harris Corp.	5.000%	10/1/2015	4,775	4,709
Hewlett-Packard Co.	5.750%	12/15/2006	5,575	5,654
Hewlett-Packard Co.	3.625%	3/15/2008	12,875	12,587
Hewlett-Packard Co.	6.500%	7/1/2012	560	609
International Business Machines Corp.	4.875%	10/1/2006	4,500	4,518
International Business Machines Corp.	6.450%	8/1/2007	2,900	2,997
International Business Machines Corp.	3.800%	2/1/2008	7,325	7,208
International Business Machines Corp.	5.375%	2/1/2009	4,050	4,151
International Business Machines Corp.	4.750%	11/29/2012	585	587
International Business Machines Corp.	7.500%	6/15/2013	3,800	4,446
International Business Machines Corp.	7.000%	10/30/2025	920	1,098
International Business Machines Corp.	6.220%	8/1/2027	7,050	7,747
International Business Machines Corp.	6.500%	1/15/2028	700	792
International Business Machines Corp.	7.125%	12/1/2096	6,785	8,256
Motorola, Inc.	7.625%	11/15/2010	1,769	1,991
Motorola, Inc.	8.000%	11/1/2011	1,750	2,032
Motorola, Inc.	7.500%	5/15/2025	5,000	6,034
Motorola, Inc.	6.500%	9/1/2025	2,725	2,969
Motorola, Inc.	6.500%	11/15/2028	2,500	2,752
Pitney Bowes Credit Corp.	5.750%	8/15/2008	3,525	3,640
Pitney Bowes, Inc.	4.750%	1/15/2016	11,425	11,145
Science Applications International Corp.	6.250%	7/1/2012	1,325	1,418
Science Applications International Corp.	5.500%	7/1/2033	1,825	1,784
Transportation (0.5%)
American Airlines, Inc. Pass-Through Certificates	6.855%	4/15/2009 (1)	4,787	4,858
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	5,825	5,898
Burlington Northern Santa Fe Corp.	9.250%	10/1/2006	2,750	2,870
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,900	3,033
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,970	4,337
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,825	7,971
Canadian National Railway Co.	4.400%	3/15/2013	1,450	1,409
Canadian National Railway Co.	6.800%	7/15/2018	11,575	13,372
Canadian National Railway Co.	6.250%	8/1/2034	1,650	1,823
Canadian Pacific Rail	6.250%	10/15/2011	12,100	12,981
Canadian Pacific Rail	7.125%	10/15/2031	375	455
CNF, Inc.	6.700%	5/1/2034	3,725	3,896
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	3,000	3,120
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	8,800	8,514
CSX Corp.	6.750%	3/15/2011	3,450	3,741
CSX Corp.	6.300%	3/15/2012	5,625	6,031
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	5,275	5,599
FedEx Corp.	2.650%	4/1/2007	3,650	3,549
FedEx Corp.	3.500%	4/1/2009	1,950	1,869
Hertz Corp.	6.350%	6/15/2010	2,650	2,521
Hertz Corp.	7.400%	3/1/2011	14,975	14,713
Hertz Corp.	7.625%	6/1/2012	1,215	1,174
Norfolk Southern Corp.	7.350%	5/15/2007	9	9
Norfolk Southern Corp.	6.200%	4/15/2009	3,300	3,449
Norfolk Southern Corp.	5.257%	9/17/2014	45	46
Norfolk Southern Corp.	7.700%	5/15/2017	6,500	7,866
Norfolk Southern Corp.	9.750%	6/15/2020	2,171	3,084
Norfolk Southern Corp.	5.590%	5/17/2025	634	633
Norfolk Southern Corp.	7.800%	5/15/2027	45	57
Norfolk Southern Corp.	5.640%	5/17/2029	1,155	1,156
Norfolk Southern Corp.	7.250%	2/15/2031	691	844
Norfolk Southern Corp.	7.050%	5/1/2037	5,300	6,334
Norfolk Southern Corp.	7.900%	5/15/2097	2,225	2,893
Southwest Airlines Co.	6.500%	3/1/2012	8,800	9,329
Southwest Airlines Co.	5.250%	10/1/2014	275	269
Southwest Airlines Co.	5.125%	3/1/2017	900	848
Union Pacific Corp.	7.250%	11/1/2008	2,200	2,352
Union Pacific Corp.	3.625%	6/1/2010	3,040	2,875
Union Pacific Corp.	6.650%	1/15/2011	7,250	7,828
Union Pacific Corp.	6.125%	1/15/2012	575	610
Union Pacific Corp.	6.500%	4/15/2012	2,350	2,547
Union Pacific Corp.	7.000%	2/1/2016	1,400	1,589
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,184
Union Pacific Corp.	6.625%	2/1/2029	4,450	4,983
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	500	550
Black & Decker Corp.	4.750%	11/1/2014	4,150	4,023
Cooper Industries, Inc.	5.250%	7/1/2007	505	510
Hughes Supply Inc.	5.500%	10/15/2014	3,475	3,420
Rockwell International Corp.	6.700%	1/15/2028	1,350	1,553

				3,480,406

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	2,725	2,786
AEP Texas Central Co.	6.650%	2/15/2033	3,100	3,436
Alabama Power Co.	3.500%	11/15/2007	4,000	3,913
Alabama Power Co.	5.500%	10/15/2017	12,225	12,741
American Electric Power Co., Inc.	5.375%	3/15/2010	250	255
American Electric Power Co., Inc.	5.250%	6/1/2015	875	878
Arizona Public Service Co.	6.375%	10/15/2011	800	864
Arizona Public Service Co.	5.800%	6/30/2014	4,225	4,423
Arizona Public Service Co.	4.650%	5/15/2015	5,050	4,831
Arizona Public Service Co.	5.500%	9/1/2035	1,300	1,254
Boston Edison Co.	4.875%	4/15/2014	2,275	2,271
Carolina Power & Light Co.	5.125%	9/15/2013	405	408
CenterPoint Energy Houston	5.700%	3/15/2013	10,875	11,290
CenterPoint Energy Houston	5.750%	1/15/2014	500	522
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,525	3,662
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,450	1,791
Commonwealth Edison Co.	3.700%	2/1/2008	1,150	1,118
Commonwealth Edison Co.	6.150%	3/15/2012	5,800	6,057
Commonwealth Edison Co.	5.875%	2/1/2033	590	590
Consolidated Edison, Inc.	5.625%	7/1/2012	375	393
Consolidated Edison, Inc.	4.875%	2/1/2013	340	342
Consolidated Edison, Inc.	5.300%	3/1/2035	1,200	1,175
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,700	6,941
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,075	2,275
Constellation Energy Group, Inc.	7.600%	4/1/2032	8,140	9,796
Consumers Energy Co.	4.250%	4/15/2008	4,210	4,147
Consumers Energy Co.	4.800%	2/17/2009	6,100	6,072
Consumers Energy Co.	5.000%	2/15/2012	900	898
Consumers Energy Co.	5.375%	4/15/2013	3,650	3,697
Consumers Energy Co.	5.650%	4/15/2020	1,000	1,020
Detroit Edison Co.	6.125%	10/1/2010	2,080	2,192
Detroit Edison Co.	5.700%	10/1/2037	1,325	1,316
Dominion Resources, Inc.	4.125%	2/15/2008	450	444
Dominion Resources, Inc.	6.250%	6/30/2012	5,000	5,301
Dominion Resources, Inc.	5.150%	7/15/2015	1,325	1,295
Dominion Resources, Inc.	6.300%	3/15/2033	4,500	4,668
Dominion Resources, Inc.	5.950%	6/15/2035	1,075	1,054
Dominion Resources, Inc. PUT	5.250%	8/1/2033	3,300	3,293
DTE Energy Co.	7.050%	6/1/2011	1,050	1,149
Duke Capital Corp.	6.750%	2/15/2032	2,775	3,033
Duke Energy Corp.	3.750%	3/5/2008	3,350	3,287
Duke Energy Corp.	6.250%	1/15/2012	9,725	10,330
Duke Energy Corp.	6.000%	12/1/2028	500	510
Duke Energy Corp.	6.450%	10/15/2032	3,800	4,113
El Paso Electric Co.	6.000%	5/15/2035	1,925	1,982
Empresa Nacional Electric	8.350%	8/1/2013	775	890
Energy East Corp.	6.750%	6/15/2012	6,300	6,959
Entergy Gulf States	3.600%	6/1/2008	3,250	3,124
Exelon Corp.	4.900%	6/15/2015	5,150	4,854
Exelon Corp.	5.625%	6/15/2035	300	273
FirstEnergy Corp.	5.500%	11/15/2006	7,125	7,190
FirstEnergy Corp.	6.450%	11/15/2011	8,125	8,647
FirstEnergy Corp.	7.375%	11/15/2031	9,000	10,595
Florida Power & Light Co.	5.950%	10/1/2033	50	53
Florida Power & Light Co.	5.625%	4/1/2034	5,225	5,304
Florida Power & Light Co.	4.950%	6/1/2035	7,950	7,292
Florida Power & Light Co.	5.400%	9/1/2035	1,325	1,302
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,918
HQI Transelec Chile SA	7.875%	4/15/2011	11,325	12,840
Jersey Central Power & Light	5.625%	5/1/2016	3,700	3,849
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,078
MidAmerican Energy Co.	6.750%	12/30/2031	9,600	11,152
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,420	4,651
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,500	1,477
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	907
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	4,075	4,181
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	16,725	18,903
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,102
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	3,400	4,495
NiSource Finance Corp.	3.200%	11/1/2006	1,300	1,281
NiSource Finance Corp.	7.875%	11/15/2010	4,060	4,562
NiSource Finance Corp.	5.400%	7/15/2014	1,300	1,311
NiSource Finance Corp.	5.250%	9/15/2017	1,725	1,691
NiSource Finance Corp.	5.450%	9/15/2020	1,725	1,686
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,900	3,108
Oncor Electric Delivery Co.	6.375%	1/15/2015	6,900	7,449
Oncor Electric Delivery Co.	7.000%	5/1/2032	2,300	2,648
Oncor Electric Delivery Co.	7.250%	1/15/2033	7,525	8,928
Pacific Gas & Electric Co.	3.600%	3/1/2009	4,900	4,733
Pacific Gas & Electric Co.	4.200%	3/1/2011	2,475	2,383
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,950	5,826
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,775	16,432
PacifiCorp	6.900%	11/15/2011	7,825	8,601
PacifiCorp	7.700%	11/15/2031	1,500	1,937
PacifiCorp	5.250%	6/15/2035	125	119
Pepco Holdings, Inc.	6.450%	8/15/2012	7,325	7,835
Pepco Holdings, Inc.	7.450%	8/15/2032	1,550	1,836
PPL Energy Supply LLC	6.400%	11/1/2011	5,975	6,399
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	1,011
Progress Energy, Inc.	6.050%	4/15/2007	1,770	1,802
Progress Energy, Inc.	5.850%	10/30/2008	1,000	1,024
Progress Energy, Inc.	4.500%	6/1/2010	4,200	4,140
Progress Energy, Inc.	7.100%	3/1/2011	7,665	8,314
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,383
Progress Energy, Inc.	7.750%	3/1/2031	2,150	2,567
Progress Energy, Inc.	7.000%	10/30/2031	2,975	3,301
PSE&G Power LLC	6.950%	6/1/2012	16,400	17,920
PSE&G Power LLC	8.625%	4/15/2031	5,900	7,704
Public Service Co. of Colorado	4.375%	10/1/2008	9,200	9,109
Public Service Co. of Colorado	7.875%	10/1/2012	8,425	9,922
Public Service Co. of Colorado	5.500%	4/1/2014	190	197
Puget Sound Energy Inc.	5.483%	6/1/2035	1,000	970
SCANA Corp.	6.250%	2/1/2012	7,600	8,110
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,207
South Carolina Electric & Gas Co.	5.300%	5/15/2033	745	731
Southern California Edison Co.	5.000%	1/15/2014	4,325	4,331
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,460
Southern California Edison Co.	5.000%	1/15/2016	3,500	3,481
Southern California Edison Co.	6.000%	1/15/2034	3,100	3,289
Southern California Edison Co.	5.750%	4/1/2035	1,125	1,154
Southern California Edison Co.	5.350%	7/15/2035	3,875	3,751
TXU Energy Co.	7.000%	3/15/2013	1,900	2,063
United Utilities PLC	5.375%	2/1/2019	7,775	7,627
Virginia Electric & Power Co.	5.375%	2/1/2007	9,775	9,862
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,250	1,268
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	2,150	2,355
Atmos Energy Corp.	4.000%	10/15/2009	5,350	5,148
Atmos Energy Corp.	4.950%	10/15/2014	2,450	2,401
Columbia Energy Group	7.620%	11/28/2025	4,451	4,464
Consolidated Natural Gas	5.375%	11/1/2006	4,075	4,106
Consolidated Natural Gas	6.250%	11/1/2011	6,300	6,709
Consolidated Natural Gas	5.000%	12/1/2014	5,375	5,298
Duke Energy Field Services	7.875%	8/16/2010	4,825	5,418
Duke Energy Field Services	8.125%	8/16/2030	350	454
Enbridge Energy Partners	4.900%	3/1/2015	3,375	3,325
Energy Transfer Partners LP	5.650%	8/1/2012 (2)	5,000	4,965
Energy Transfer Partners LP	5.950%	2/1/2015	3,250	3,232
Enron Corp.	7.625%	9/10/2004 **	2,000	760
Enron Corp.	6.625%	11/15/2005 **	1,375	523
Enron Corp.	7.125%	5/15/2007 **	8,646	3,285
Enron Corp.	6.875%	10/15/2007 **	8,500	3,230
Enron Corp.	6.750%	8/1/2009 **	6,445	2,449
Enterprise Products Operating LP	4.625%	10/15/2009	500	488
Enterprise Products Operating LP	4.950%	6/1/2010	5,000	4,921
Enterprise Products Operating LP	5.600%	10/15/2014	6,450	6,424
Enterprise Products Operating LP	6.875%	3/1/2033	1,650	1,748
Enterprise Products Operating LP	6.650%	10/15/2034	1,700	1,753
HNG Internorth	9.625%	3/15/2006 **	4,680	1,778
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,175	2,143
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	522
Kinder Morgan, Inc.	6.500%	9/1/2012	15,275	16,434
KN Energy, Inc.	7.250%	3/1/2028	2,200	2,507
Oneok Inc.	5.200%	6/15/2015	3,000	2,975
Oneok Inc.	6.000%	6/15/2035	2,900	2,912
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	450
San Diego Gas & Electric	5.350%	5/15/2035	1,000	985
Sempra Energy	7.950%	3/1/2010	2,725	3,028
Southern Union Co.	7.600%	2/1/2024	1,000	1,164
Texas Eastern Transmission	5.250%	7/15/2007	900	907
Texas Gas Transmission	4.600%	6/1/2015	4,000	3,841
TGT Pipeline, LLC	5.500%	2/1/2017	1,525	1,515
Trans-Canada Pipelines	4.000%	6/15/2013	4,025	3,783
Trans-Canada Pipelines	5.600%	3/31/2034	2,925	2,958
Yosemite Security Trust	8.250%	11/15/2004 **	31,685	17,743

				622,413

TOTAL CORPORATE BONDS
(Cost $8,742,577)				8,807,657

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.4%)

African Development Bank	3.250%	8/1/2008	7,600	7,383
Asian Development Bank	4.875%	2/5/2007	33,750	33,976
Asian Development Bank	5.593%	7/16/2018	3,300	3,561
Bayerische Landesbank	2.875%	10/15/2008	5,300	5,033
Canadian Government	5.250%	11/5/2008	2,300	2,353
Canadian Mortgage & Housing	2.950%	6/2/2008	1,000	962
^ China Development Bank	4.750%	10/8/2014	4,800	4,704
China Development Bank	5.000%	10/15/2015	1,875	1,852
Corp. Andina de Fomento	5.200%	5/21/2013	1,050	1,053
Development Bank of Japan	4.250%	6/9/2015	2,575	2,478
Eksportfinans	3.375%	1/15/2008	6,000	5,866
Eksportfinans	4.375%	7/15/2009	6,950	6,928
European Investment Bank	4.625%	3/1/2007	33,275	33,377
European Investment Bank	2.375%	6/15/2007	3,750	3,642
European Investment Bank	3.125%	10/15/2007	9,950	9,738
European Investment Bank	3.875%	8/15/2008	14,500	14,361
European Investment Bank	4.000%	3/3/2010	3,975	3,909
European Investment Bank	4.625%	5/15/2014	45,425	45,863
Export Development Canada	4.000%	8/1/2007	5,050	5,008
Export-Import Bank of Korea	7.100%	3/15/2007	3,350	3,459
Export-Import Bank of Korea	4.500%	8/12/2009	3,975	3,920
Export-Import Bank of Korea	4.625%	3/16/2010	2,025	2,004
Export-Import Bank of Korea	5.125%	3/16/2015	1,425	1,425
Federation of Malaysia	8.750%	6/1/2009	7,000	7,887
Federation of Malaysia	7.500%	7/15/2011	7,775	8,774
Financement Quebec	5.000%	10/25/2012	4,800	4,903
Hellenic Republic	6.950%	3/4/2008	6,025	6,347
Instituto de Credito Oficial	6.000%	5/19/2008	5,400	5,607
Inter-American Development Bank	6.375%	10/22/2007	2,400	2,496
Inter-American Development Bank	5.750%	2/26/2008	11,250	11,595
Inter-American Development Bank	5.375%	11/18/2008	5,925	6,127
Inter-American Development Bank	5.625%	4/16/2009	20,450	21,338
Inter-American Development Bank	8.500%	3/15/2011	2,490	2,934
Inter-American Development Bank	4.375%	9/20/2012	6,000	5,992
Inter-American Development Bank	7.000%	6/15/2025	3,750	4,699
International Bank for Reconstruction & Development	4.125%	6/24/2009	875	869
International Bank for Reconstruction & Development	4.125%	8/12/2009	950	944
International Bank for Reconstruction & Development	7.625%	1/19/2023	4,200	5,601
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,250	1,882
International Bank for Reconstruction & Development	4.750%	2/15/2035	775	768
International Finance Corp.	3.000%	4/15/2008	10,400	10,071
Japan Finance Corp.	4.625%	4/21/2015	6,000	5,917
KFW International Finance, Inc.	4.750%	1/24/2007	21,000	21,103
Korea Development Bank	5.250%	11/16/2006	2,540	2,555
Korea Development Bank	3.875%	3/2/2009	2,225	2,156
Korea Development Bank	4.750%	7/20/2009	9,575	9,520
Korea Development Bank	4.625%	9/16/2010	3,200	3,151
Korea Development Bank	5.750%	9/10/2013	10,615	11,111
Korea Electric Power	7.750%	4/1/2013	8,000	9,318
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	24,525	24,098
Kredit Fuer Wiederaufbau	3.500%	3/14/2008	26,700	26,176
Kredit Fuer Wiederaufbau	4.250%	6/15/2010	11,575	11,484
Kredit Fuer Wiederaufbau	4.125%	10/15/2014	3,025	2,925
Landwirtschaft Rentenbank	4.875%	3/12/2007	200	201
Landwirtschaft Rentenbank	3.375%	11/15/2007	16,925	16,584
Landwirtschaft Rentenbank	3.250%	6/16/2008	5,225	5,062
Landwirtschaft Rentenbank	4.125%	7/15/2008	500	495
Landwirtschaft Rentenbank	3.875%	9/4/2008	8,250	8,125
L-Bank BW Foerderbank	4.250%	9/15/2010	1,425	1,403
Nordic Investment Bank	3.125%	4/24/2008	5,850	5,671
Oesterreichische Kontrollbank	5.125%	3/20/2007	16,150	16,316
Ontario Hydro Electric	6.100%	1/30/2008	800	827
Ontario Hydro Electric	7.450%	3/31/2013	3,400	4,017
Pemex Project Funding Master Trust	8.500%	2/15/2008	4,200	4,536
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	17,630	19,062
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,920	2,246
Pemex Project Funding Master Trust	8.000%	11/15/2011 (3)	2,475	2,823
Pemex Project Funding Master Trust	7.375%	12/15/2014	6,775	7,520
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	9,925	9,826
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	8,755	10,681
Pemex Project Funding Master Trust	6.625%	6/15/2035 (2)	3,425	3,368
People's Republic of China	7.300%	12/15/2008	2,400	2,584
People's Republic of China	4.750%	10/29/2013	2,400	2,372
Province of British Columbia	4.625%	10/3/2006	6,000	6,016
Province of British Columbia	5.375%	10/29/2008	6,600	6,795
Province of British Columbia	4.300%	5/30/2013	2,250	2,227
Province of Manitoba	4.250%	11/20/2006	4,500	4,492
Province of Manitoba	7.500%	2/22/2010	5,350	5,967
Province of New Brunswick	3.500%	10/23/2007	15,250	14,974
Province of Nova Scotia	5.750%	2/27/2012	2,075	2,196
^ Province of Ontario	3.350%	7/16/2007	6,625	6,484
Province of Ontario	5.500%	10/1/2008	31,400	32,169
Province of Ontario	3.625%	10/21/2009	2,275	2,201
Province of Ontario	5.125%	7/17/2012	7,950	8,234
Province of Ontario	4.500%	2/3/2015	5,925	5,840
Province of Quebec	7.000%	1/30/2007	3,000	3,098
Province of Quebec	5.750%	2/15/2009	250	260
Province of Quebec	5.000%	7/17/2009	24,895	25,290
Province of Quebec	6.125%	1/22/2011	5,185	5,511
Province of Quebec	4.600%	5/26/2015	3,700	3,616
Province of Quebec	7.125%	2/9/2024	1,230	1,538
Province of Quebec	7.500%	9/15/2029	6,530	8,705
Province of Saskatchewan	7.375%	7/15/2013	1,800	2,126
Quebec Hydro Electric	6.300%	5/11/2011	12,900	13,816
Quebec Hydro Electric	8.000%	2/1/2013	5,200	6,232
Quebec Hydro Electric	7.500%	4/1/2016	500	601
Quebec Hydro Electric	8.400%	1/15/2022	950	1,295
Quebec Hydro Electric	8.050%	7/7/2024	2,150	2,913
Region of Lombardy	5.804%	10/25/2032	3,375	3,695
Republic of Chile	5.625%	7/23/2007	10,795	10,989
Republic of Chile	7.125%	1/11/2012	3,350	3,787
Republic of Chile	5.500%	1/15/2013	1,140	1,193
Republic of Finland	4.750%	3/6/2007	2,900	2,918
Republic of Hungary	4.750%	2/3/2015	11,600	11,516
Republic of Italy	4.375%	10/25/2006	32,900	32,893
Republic of Italy	2.750%	12/15/2006	4,975	4,893
Republic of Italy	3.625%	9/14/2007	24,750	24,348
Republic of Italy	3.750%	12/14/2007	7,750	7,633
Republic of Italy	4.000%	6/16/2008	1,400	1,382
Republic of Italy	6.000%	2/22/2011	10,825	11,563
Republic of Italy	5.625%	6/15/2012	34,150	35,888
Republic of Italy	4.500%	1/21/2015	14,525	14,543
Republic of Italy	6.875%	9/27/2023	9,625	11,569
Republic of Italy	5.375%	6/15/2033	14,750	15,083
Republic of Korea	8.875%	4/15/2008	11,325	12,530
Republic of Korea	4.250%	6/1/2013	4,150	3,972
Republic of Korea	4.875%	9/22/2014	9,350	9,248
Republic of Poland	6.250%	7/3/2012	5,975	6,489
Republic of Poland	5.250%	1/15/2014	995	1,025
Republic of South Africa	7.375%	4/25/2012	15,450	17,404
Republic of South Africa	6.500%	6/2/2014	1,175	1,288
Republic of South Africa	8.500%	6/23/2017	1,075	1,368
State of Israel	4.625%	6/15/2013	1,800	1,724
Swedish Export Credit Corp.	2.875%	1/26/2007	4,700	4,619
Swedish Export Credit Corp.	4.125%	10/15/2008	4,200	4,162
Swedish Export Credit Corp.	4.000%	6/15/2010	2,975	2,953
Tenaga Nasional	7.500%	1/15/2096 (2)	5,000	5,229
United Mexican States	8.625%	3/12/2008	8,200	8,918
United Mexican States	4.625%	10/8/2008	16,150	16,069
United Mexican States	10.375%	2/17/2009	18,225	21,295
United Mexican States	9.875%	2/1/2010	4,030	4,794
United Mexican States	8.375%	1/14/2011	10,267	11,822
United Mexican States	7.500%	1/14/2012	9,800	10,996
United Mexican States	6.375%	1/16/2013	9,065	9,645
United Mexican States	5.875%	1/15/2014	8,075	8,362
United Mexican States	6.625%	3/3/2015	7,375	8,002
United Mexican States	11.375%	9/15/2016	6,050	8,924
United Mexican States	8.125%	12/30/2019	11,425	13,853
United Mexican States	8.300%	8/15/2031	19,830	24,737
United Mexican States	7.500%	4/8/2033	3,500	4,048
United Mexican States	6.750%	9/27/2034	13,000	13,780

TOTAL SOVEREIGN BONDS
(Cost $1,159,083)				1,168,667

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	4,775	4,692
Illinois (Taxable Pension) GO	5.100%	6/1/2033	33,900	33,447
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,925	6,129
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,475	5,772
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	190	183
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,610	3,475
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,475	2,671
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,575	3,878
Oregon School Board Assn	5.528%	6/30/2028	1,525	1,585
Wisconsin Public Service Rev	4.800%	5/1/2013	3,150	3,150
Wisconsin Public Service Rev	5.700%	5/1/2026	3,550	3,778

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $64,528)				68,760

TEMPORARY CASH INVESTMENT (1.1%)

			Shares

Vanguard Market Liquidity Fund, 3.744%†
(Cost $372,777)				372,777

TOTAL INVESTMENTS (101.1%)
(Cost $34,115,717)				34,275,669

OTHER ASSETS AND LIABILITIES-NET (-1.1%)				(382,400)

NET ASSETS (100%)				33,893,269

  *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
** Non-income-producing security-security in default.
^ Part of security position is on loan to broker/dealers.
† Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $254,757,000, representing 0.8% of net assets.
(3) Adjustable-rate note.
GO-General Obligation Bond.
PUT-Put Option Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $34,115,717,000. Net unrealized appreciation of investment securities for tax purposes was $159,952,000, consisting of unrealized gains of $509,649,000 on securities that had risen in value since their purchase and $349,697,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified secuity or an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At Setember 30, 2005, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer *	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
10/1/2005	UBS	$75,000	3.573%	$295
10/31/2005	BA	114,000	3.684%	(1,046)
11/30/2005	BA	75,000	3.614%	(1,294)
12/31/2005	BA	75,000	3.614%	(1,294)
2/1/2006	UBS	70,000	3.653%	(982)
2/28/2006	BA	70,000	3.864%	(291)
3/31/2006	BA	65,000	3.864%	(270)
4/30/2006	BA	75,000	3.844%	(1,100)
5/31/2006	BA	75,000	3.844%	(1,100)
6/30/2006	BA	75,000	3.834%	—
7/31/2006	BA	35,000	3.834%	—
Federal Home Loan Mortgage Corp.,5.000% 30-Year
10/1/2005	UBS	60,000	2.943%	(1,191)
Federal National Mortgage Assn., 5.000% 15-Year
11/1/2005	UBS	40,000	3.493%	(188)
Federal National Mortgage Assn., 5.500% 30-Year
10/1/2005	UBS	60,000	3.543%	(837)

				$(9,298)

*BA-Bank of America.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.